Securities Act Registration No. 333-118237
                                       Investment Act Registration No. 811-04063
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.                          [ ]
                        Post-Effective Amendment No.            14           [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No.                           59           [X]

                                CARILLON ACCOUNT
                                   Registrant

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                    Depositor
                       5900 "O" Street, Lincoln, NE 68510
                                  402-467-1122
                            ------------------------


                                 Robert G. Lange
                        Vice President, General Counsel &
                         Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                                Lincoln, NE 68510
                                  402-467-1122
                      Name and Address of Agent for Service

          Copy to:
                                  John M. Lucas
                       Vice President, General Counsel and
                               Assistant Secretary
                    The Union Central Life Insurance Company
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                                  513-595-2600

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

   It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [X] on May 1, 2012 pursuant to paragraph (b) of Rule 485
        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ] on          pursuant to paragraph (a)(1) of Rule 485
   If appropriate,  check the following box:
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: "Advantage VA III" Flexible Premium Deferred Variable Annuity

Home Office:
5900 "O" Street
Lincoln, Nebraska 68510
Telephone: 1-800-319-6902

                                   PROSPECTUS
          "Advantage VA III" Flexible Premium Deferred Variable Annuity CARILLON ACCOUNT of THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity Contract (the "Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central Life"). The Contract is a flexible premium, combination fixed and variable annuity Contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated to our general account, and accumulate on a guaranteed, fixed basis, or to the Carillon Account, one of our variable annuity separate accounts where Accumulation Values are not guaranteed and vary with the performance of one or more underlying Funds. Similarly, the amount of any Variable Annuity Benefit Payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Carillon Account is divided into "Subaccounts," each of which invests in shares of a single investment portfolio ("Portfolio") of an underlying fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios* consist of:

ALGER, Class I-2                             COLUMBIA, Class 2                                    MFS(R) VIT, Initial Class
o  Capital Appreciation                      o  Select Smaller-Cap Value                          o  High Income
o  Mid Cap Growth                            o  Seligman Global Technology                        o  New Discovery
AMERICAN CENTURY VP, Class I                 DWS VS I, Class A                                    o  Research International
o  Income & Growth                           o  Capital Growth VIP                                o  Total Return
o  International                             DWS VS II, Class A                                   o  Utilities
o  Mid Cap Value                             o  Dreman Small Mid Cap Value VIP                    NEUBERGER BERMAN AMT, Class I
o  Value                                     o  Global Thematic VIP                               o  Mid Cap Intrinsic Value
CALVERT VARIABLE PRODUCTS (CVP)**            o  Money Market VIP                                  OPPENHEIMER, Non-Service Shares
o  VP Barclays Capital Aggregate Bond Index  FIDELITY (R) VIP, Service Class 2                    o  Capital Appreciation/VA
o  VP EAFE International Index               o  Contrafund (R)                                    o  Global Securities/VA
o  VP Inflation Protected Plus               o  Equity-Income                                     o  Main Street/VA
o  VP Nasdaq 100 Index                       o  High Income                                       PIMCO VIT, Administrative Class
o  VP Natural Resources                      o  Mid Cap                                           o  Total Return
o  VP Russell 2000 Small Cap Index           FTVIPT, Class 2                                      T. ROWE PRICE
o  VP S&P 500 Index                          o  Templeton Growth Securities                       o  Blue Chip Growth-II
o  VP S&P MidCap 400 Index                   IBBOTSON ETF, Class II                               THIRD AVENUE
o  VP SRI Large Cap Value                    o  Ibbotson Balanced ETF Asset Allocation            o  Value
CALVERT VARIABLE SERIES (CVS)**              o  Ibbotson Growth ETF Asset Allocation              UIF, Class I
o  VP Income                                 o  Ibbotson Income and Growth ETF Asset Allocation   o  Core Plus Fixed Income
o  VP Small Cap Growth                       INVESCO V.I., Series I                               o  Emerging Markets Equity
o  VP SRI Balanced                           o  American Franchise                                o  U.S. Real Estate
o  VP SRI Equity                             o  Equity and Income
o  VP SRI Strategic                          o  Global Real Estate
                                             o  International Growth
                                             o  Value Opportunities

     * Short cites are used in this list. See "The Funds" section for complete Fund and Portfolio names.
     ** Affiliates. See note in "The Funds" section.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2012, and is incorporated herein by reference. The SAI Table of Contents is located on page 36 of this prospectus. For a free copy of the SAI, you can access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-118237"), or write or call us.

The SEC has not approved or disapproved the Contracts. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please Read This Prospectus Carefully and Retain It for Future Reference.

                       The date of this prospectus is May 1, 2012.

                                    VA III-1

                                TABLE OF CONTENTS

DEFINITIONS.................................................................3
SUMMARY.....................................................................4
   The Contract and the Investment Options..................................4
   Premiums.................................................................5
   Surrenders...............................................................5
   Transfers................................................................5
   Annuity Benefit Payments.................................................5
   Charges..................................................................5
SUMMARY OF EXPENSES.........................................................6
FINANCIAL INFORMATION.......................................................7
   Accumulation Unit Values.................................................7
   Financial Statements.....................................................7
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT...............8
   The Union Central Life Insurance Company.................................8
   Carillon Account.........................................................8
   The Funds................................................................8
   Adding, Deleting, or Substituting Variable Investment Options...........11
CHARGES AND OTHER DEDUCTIONS...............................................12
   Administration Fees.....................................................12
   Mortality and Expense Risk Charge.......................................12
   Surrender Charge (Contingent Deferred Sales Charge).....................12
     Terminal Illness/Confinement..........................................13
     Other Waivers or Reductions of Surrender Charge.......................13
   Premium Taxes...........................................................14
   GLWB Rider Charge.......................................................14
   Fund Expenses...........................................................14
THE CONTRACT...............................................................15
   Purchasing a Contract...................................................15
   Premiums................................................................15
   Crediting of Accumulation Units.........................................15
   Value of Accumulation Units.............................................16
   Self-Service Access to Information and Services.........................16
   Transfers...............................................................17
   Special Transfers - Dollar Cost Averaging...............................19
   Portfolio Rebalancing Plan..............................................20
   Interest Sweep Plan.....................................................20
   Asset Allocation Program................................................20
   Surrenders..............................................................22
   Personal Income Plan....................................................22
   Loans  (403(b) PLANS ONLY)..............................................23
   Guaranteed Lifetime Withdrawal Benefit  ("GLWB")........................23
BENEFITS UNDER THE CONTRACT................................................28
   Death Benefits..........................................................28
   Annuity Benefit Payments................................................29
     Variable Annuity Benefit Payments.....................................30
     Fixed Annuity Benefit Payments........................................30
THE GUARANTEED ACCOUNT.....................................................31
   General Description.....................................................31
   Guaranteed Account Accumulations........................................32
   Surrenders..............................................................32
   Transfers...............................................................32
GENERAL MATTERS............................................................32
   Designation of Beneficiary..............................................32
   10-Day Right to Examine Contract........................................33
   Contract Owner's Inquiry................................................33
   Contract Owner's Reports................................................33
FEDERAL INCOME TAX MATTERS.................................................33
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS.............................35

                                   VA III-2

DISTRIBUTION OF THE CONTRACTS..............................................35
VOTING RIGHTS..............................................................36
FINANCIAL STATEMENTS.......................................................36
LEGAL PROCEEDINGS..........................................................36
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS......................36
APPENDIX A - ACCUMULATION UNIT VALUES......................................37
APPENDIX B - IRA DISCLOSURE STATEMENT......................................45

The "Advantage VA III" flexible premium deferred variable annuity is no longer available for new sales. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this prospectus, and, if given or made, such other information or representations must not be relied upon.

                                   DEFINITIONS

Accumulation Unit--A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

Accumulation Value--The sum of the values of your Contract's Guaranteed Account and Variable Account.

Adjusted Sum of Premium Payments--the amount of your minimum guaranteed death benefit prior to the Maturity Date, in the event that your Accumulation Value is lower than the amount of premiums you have paid at the time we receive Due Proof of Death. The Adjusted Sum of Premium Payments is determined as follows: (1) as of the day we receive a premium, the sum is increased by the amount of that premium; and (2) as of the day a partial surrender is made, the sum is decreased by the same proportion as the Accumulation Value was decreased by that surrender.

Annuitant--A person whose life determines the duration of annuity benefit payments involving life contingencies.

Beneficiary--The person you designate to receive the Contract's death benefit.

Carillon Account--One of our variable annuity separate accounts. Carillon Account is divided into Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value--Your Contract's Accumulation Value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual Contract fee and premium taxes not previously deducted.

Contract--The Contract we issue to you.

Contract Date--The date we issue your Contract.

Contract Owner ("You")-- the person designated as the owner in the Contract or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year--A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death--One of the following:
     o    A certified copy of a death certificate;
     o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
     o    A written statement by a medical doctor who attended the deceased; or
     o    Any other proof satisfactory to us.

Fixed Annuity Benefit Payments--Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds--Funds, one or more investment Portfolios of which are purchased by Carillon Account. Currently the Funds are as follows: The Alger Portfolios, American Century Investments, Calvert Variable Products, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Series Trust 2, DWS Variable Series I, DWS Variable Series II, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Financial Investors Variable Insurance Trust
(ALPS), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), MFS(R) Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds,

                                   VA III-3

PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., Third Avenue Variable Series Trust, and The Universal Institutional Funds, Inc.

Guaranteed Account--The portion (if any) of your Contract's Accumulation Value that is held in our general account and accumulates at a guaranteed rate which is stated in your Contract.

Investment Options--The Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 9.

Maturity Date--The date on which the Pay-out Period commences (i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts--Contracts that do not qualify for special federal income tax treatment.

Pay-in Period--The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period--The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio--A separate investment portfolio of one of the Funds.

Qualified Contracts--Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount--A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

Variable Account--The portion of your Contract's Accumulation Value that is invested in one or more Subaccounts of Carillon Account.

Variable Annuity Benefit Payments--Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-out Period.

                                     SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:
     o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
     o qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
     o    qualified annuity plans described in Section 403(a) of the Code;
     o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
     o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (Regular, SEP and Simple
          IRAs) and 408A (Roth IRA) of the Code;
     o government deferred compensation plans pursuant to Section 457 of the Code;
     o    other qualified plans; and
     o    nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their Beneficiaries. While the Contract provides many benefits when used with a qualified plan, you should know that the Contract provides no additional benefit with regard to tax deferral.

You may allocate your Contract's Accumulation Value among the Contract's Investment Options, which consist of the Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 9. Allocations to the Guaranteed Account are subject to limitations described in this prospectus.

Your Contract's Accumulation Value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of Variable Annuity Benefit Payments will vary according to the investment experience
                                   VA III-4
of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the variable Investment Options. Allocations to the Guaranteed Account accumulate at no less than the guaranteed rate, which varies according to state law.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its Accumulation Value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code). Certain surrenders may be subject to a surrender charge and a tax penalty may be imposed. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law (see page 33).

Transfers

During the Pay-in Period, you may transfer your Accumulation Value among the Subaccounts or between the Subaccounts and the Guaranteed Account. Transfers generally must be at least $300. Up to twelve transfers may be made each Contract Year without charge. However, we reserve the right to charge a transaction charge (currently $10) for each transfer in excess of that number. You may transfer up to 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000, whichever is greater, to the Subaccounts each Contract Year. You may transfer up to 30% of your total Variable Account value (as of the first day of the Contract Year) to the Guaranteed Account each Contract Year after the first Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your Variable Annuity Benefit Payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and Variable Annuity Benefit Payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and you are a natural person and are still living, you will be treated as the Annuitant until you choose a new Annuitant. If you die before the Maturity Date, then we will pay your Beneficiary a death benefit equal to the greater of:
     o    the Contract's Accumulation Value, or
     o    the Adjusted Sum of Premium Payments.
If you are a non-natural entity and the Annuitant dies we will pay the Beneficiary.

     o The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Contract, regardless of the Contract's Accumulation Value, until your death or the death of the last surviving Covered Person.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals. This surrender charge depends on how long your Contract has been in force. During the first Contract Year the surrender charge is 8% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the fourth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's Accumulation Value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of your confinement to a qualified institution or your having a terminal illness. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid.

We deduct a Contract fee of $50 per year from your Contract's Accumulation Value during the Pay-in Period. We will waive the annual Contract fee for any year in which the Accumulation Value of your Contract is $50,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We also deduct a daily administration fee at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

                                   VA III-5

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.60% of net assets per year, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

Each Subaccount's underlying Portfolio has investment advisory fees and expenses. They are described in each Fund's prospectus. A Portfolio's fees and expenses are not deducted from your Contract value. Instead, they are reflected in the daily value of Portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the Portfolio's investment advisory and operating expenses.

                               SUMMARY OF EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among Investment Options):
   o    SALES LOAD IMPOSED ON PURCHASES (as a percentage of purchase
        payments)..........................................................None
   o    STATE PREMIUM TAXES (rates vary by state) (1)............... 0% to 3.5%
   o SURRENDER CHARGE (Contingent Deferred Sales Charge) (as a percentage of amount surrendered) (2)

          Contract Year of surrender       1      2       3      4    Thereafter
          Applicable Charge                8%     7%      6%     5%        0%

   o    MAXIMUM TRANSFER FEE.............................................$15 (3)
   o    MAXIMUM LOAN INTEREST RATE (the maximum rate is also the current rate)..............................................................6%

2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including Portfolio fees and expenses)
   o    ANNUAL CONTRACT FEE..............................................$50 (4)
   o VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average Accumulation Value)
    ------------------------------------------------- ------------ ------------
    CHARGE                                            MAXIMUM      CURRENT
    ------------------------------------------------- ------------ ------------
    Mortality and Expense Risk Charge                     2.00%        1.60%
    ------------------------------------------------- ------------ ------------
    Administration Fee                                    0.25%        0.25%
    ------------------------------------------------- ------------ ------------
    TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES                2.25%        1.85%
    ------------------------------------------------- ------------ ------------

3. OPTIONAL RIDER/ENDORSEMENT FEATURE FEES (Deducted monthly from Contract's Accumulation Value to equal the annual % shown)
   o GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") FEES (as a percentage of average Accumulation Value)
        The charge will be deducted from the Contract's Accumulation Value monthly during the Accumulation and Withdrawal Phases. There are no fees during the Inactive Phase.

    ------------------------------------------------------------------ --------------- ---------------
                                                                           MAXIMUM         CURRENT*
    ------------------------------------------------------------------ --------------- ---------------
    Single Life                                                            0.95%           0.95%
    ------------------------------------------------------------------ --------------- ---------------
    Joint Spousal - for non-qualified and IRA plans only (5)               1.10%           1.10%
    ------------------------------------------------------------------ --------------- ---------------

* Beginning January 1, 2010, current GLWB Rider fees became effective on the next rider anniversary for all GLWB Riders except those already in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES AND OTHER DEDUCTIONS section.

(1) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future.
(2) Partial surrenders totaling up to 10% of a Contract's Accumulation Value may be made each Contract Year without the surrender charge being assessed.
(3) During the Pay-in Period, up to twelve transfers may be made each Contract Year without charge. The current charge is $10 per transfer.
(4) Waived for any year in which the Contract's Accumulation Value is $50,000 or more on the last day of the Contract Year. This charge applies only during the Pay-in Period.
(5) The Joint Spousal option is not available for Contracts issued in New York.

                                   VA III-6

4. UNDERLYING FUND EXPENSES - The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. The fees and expenses shown, before and after any contractual waivers or reductions in effect through at least April 30, 2013, are for the fiscal year ended December 31, 2011. They include management fees, distribution and/or service 12b-1 fees, and other expenses. Expenses of the Portfolios may be higher in the future. More detail concerning each Portfolio's fees and expenses is contained in the Portfolio's prospectus.
     ------------------------------------------------- ----------- -----------
      TOTAL ANNUAL FUND OPERATING EXPENSES               Minimum     Maximum
     ------------------------------------------------- ----------- -----------
      Before any Contractual Waivers or Reimbursements    0.46%       1.60%
     ------------------------------------------------- ----------- -----------
      After any Contractual Waivers or Reimbursements     0.42%       1.43%
     ------------------------------------------------- ----------- -----------

5. The EXAMPLES that follow are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity Contracts. These costs include maximum Contract Owner transaction expenses, Contract fees, and Variable Account annual expenses. Each Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                      -------------------------------------------------------------------------------------------------
                     Surrender Contract at the end    Annuitize Contract at the end        Contract is neither
                        of the time period. ($)          of the time period. ($)     surrendered nor annuitized.($)
-----------------------------------------------------------------------------------------------------------------------
EXAMPLE                  1 Yr    3 Yr    5 Yr    10 Yr   1 Yr    3 Yr    5 Yr    10 Yr   1 Yr    3 Yr    5 Yr    10 Yr
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Maximum Contract
Expenses- with GLWB       1340    2217    2697    5338     544    1625    2697    5338     544    1625    2697    5338
- joint spousal (1)
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Maximum Contract
Expenses- with GLWB       1327    2178    2632    5228     529    1584    2632    5228     529    1584    2632    5228
 - single life (1)
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Maximum Contract
 Expenses- without        1241    1928    2207    4479     436    1316    2207    4479     436    1316    2207    4479
   GLWB Rider (2)
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
  Minimum Contract
    Expenses (3)          1097    1495    1450    3044     280     854    1450    3044     280     854    1450    3044
----------------------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------- -------

(1) Maximum Contract Expense Fees. This example assumes maximum charges of 2.25% for Variable Account annual expenses, an annual administration fee of $50 (waived if accumulation account is at least $50,000 on Contract anniversary), the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (0.95% for single life, 1.10% for joint spousal - the joint spousal option is not available for Contracts issued in New York), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolios (1.60%).
(2) Maximum Contract Expense Fees - without GLWB Rider. This example assumes maximum charges of 2.25% for Variable Account annual expenses, an annual administration fee of $50 (waived if accumulation account is at least $50,000 on Contract anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolios (1.60%).

(3) Minimum Contract Expense Fees. This example assumes current charges of 1.85% for Variable Account annual expenses, an annual administration fee of $50 (waived if accumulation account is at least $50,000 on Contract anniversary), plus the minimum fees and expenses after any waivers or reductions of any of the Portfolios (0.42%). The adviser for the Portfolio with the minimum fees after waivers or reductions has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2013.

                              FINANCIAL INFORMATION

Accumulation Unit Values
We provide Accumulation Unit value history for each of the Variable Account variable investment options in APPENDIX A to this prospectus.

Financial Statements
Financial statements of the Subaccounts of the Variable Account ("Separate Account")and our company are included in the Statement of Additional Information ("SAI") for the Carillon Account. To learn how to get a copy of the SAI, see the front page of this prospectus.

                                    VA III-7

          THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

The Union Central Life Insurance Company

The Union Central Life Insurance Company ("Union Central Life"), 5900 "O" Street, Lincoln, Nebraska 68510, is a Nebraska stock life insurance company, organized in 1867 under the laws of Ohio. Effective April 22, 2009, Union Central Life transferred its domicile from Ohio to Nebraska. The administrative office for Union Central Life remains at 1876 Waycross Road, Cincinnati, Ohio 45240. We are currently licensed to operate in all states and the District of Columbia.

Union Central Life is a wholly owned subsidiary of Ameritas Life Insurance Corp., which is also a Nebraska stock life insurance company, and is an indirect, wholly owned subsidiary of UNIFI Mutual Holding Company, a Nebraska mutual insurance holding company. Union Central Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

                Carillon Account is one of our separate accounts.

Carillon Account

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

   Each Subaccount of Carillon Account invests in a different Fund Portfolio.

Carillon Account has been divided into Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates independently and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the Portfolios which accompany this prospectus. We are responsible to you for meeting the obligations of the Contract, but we do not guarantee the investment performance of any of the variable investment options' underlying Portfolios. We do not make any representations about their future performance.

The Variable Account Subaccount underlying Portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying Portfolio. You should read the Fund's prospectus for an underlying Portfolio accompanying this prospectus for more information about that Portfolio, including detailed information about the Portfolio's fees and expenses, investment strategy and investment objective, and potential risks for Portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans.

                                    VA III-8

The Portfolios that are available through the Contract and their investment advisers are:

--------------------------------------------------------------------------------------------------------------
                        FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Objective
--------------------------------------------------------------------------------------------------------------
                   The Alger Portfolios                               Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2              Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                    Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------
               American Century Investments                    American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I            Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------
American Century VP Value Fund, Class I                      Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------
             Calvert Variable Products, Inc.*                    Calvert Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index             Index:  Barclays Capital Aggregate Bond Index.
Portfolio - Summit Investment Advisors, Inc. ("Summit")
--------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I -     Index:  MSCI EAFE Index.
World Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit       Current income.
--------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit               Index:  Nasdaq 100 Index.
--------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit              Capital growth.
--------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I   Index:  Russell 2000 Index.
- Summit
--------------------------------------------------------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit**                Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I           Index:  S&P MidCap 400 Index.
- Summit**
--------------------------------------------------------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser***  Long-term capital appreciation
--------------------------------------------------------------------------------------------------------------
              Calvert Variable Series, Inc.*                     Calvert Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                  Long-term income.
--------------------------------------------------------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset          Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New      Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No
Subadviser***
--------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital            Capital growth.
Management Company, LLC ***
--------------------------------------------------------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.***                                          secondary.
--------------------------------------------------------------------------------------------------------------
         Columbia Funds Variable Series Trust 2               Columbia Management Investment Advisers, LLC
--------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Long-term capital appreciation.
Class 2
--------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Technology     Long-term capital appreciation.
Fund, Class 2
--------------------------------------------------------------------------------------------------------------
                  DWS Variable Series I                        Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                    Long-term capital growth.
--------------------------------------------------------------------------------------------------------------
                  DWS Variable Series II                       Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -      Long-term growth of capital.
Dreman Value Management, L.L.C.
--------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global          Long-term growth of capital.
Thematic Partners, LLC
--------------------------------------------------------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                      Money market, current income.
--------------------------------------------------------------------------------------------------------------
          Fidelity(R) Variable Insurance Products                  Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2     Long-term capital appreciation.
(1,2)
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2     Index:  S&P 500 Index.**
(1,2)
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 (1,2) Income and growth.
--------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (1,2)     Long-term growth.
--------------------------------------------------------------------------------------------------------------
     Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
--------------------------------------------------------------------------------------------------------------
   Franklin Templeton Variable Insurance Products Trust              Templeton Global Advisors Limited
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund, Class 2                    Long-term capital growth.
--------------------------------------------------------------------------------------------------------------

                                    VA III-9

--------------------------------------------------------------------------------------------------------------
                        FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Objective

--------------------------------------------------------------------------------------------------------------
   Financial Investors Variable Insurance Trust (ALPS)                     ALPS Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II - Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson")
--------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II -   Capital appreciation.
Ibbotson
--------------------------------------------------------------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio,   Current income and capital appreciation.
Class II - Ibbotson
--------------------------------------------------------------------------------------------------------------
               AIM Variable Insurance Funds                              Invesco Advisers, Inc.
            (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Franchise Fund, Series I    Seek capital growth
(Invesco V.I. Capital Appreciation Fund and Invesco V.I.
Leisure Fund merged into Invesco V.I. Capital Growth Fund
and renamed April 30, 2012)
--------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and Income Fund, Series I     Both capital appreciation and current income.
--------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco     Total return through growth of capital and
Asset Management Limited                                     current income.
--------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I             Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Value Opportunities Fund, Series I   Long-term growth of capital.
(named Invesco V.I. Basic Value Fund prior to April 30, 2012)
--------------------------------------------------------------------------------------------------------------

              MFS(R) Variable Insurance Trust                     Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series, Initial Class                     Total return with emphasis on high current income,
                                                             but also considering capital appreciation.
--------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                   Capital appreciation.
--------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class          Capital appreciation.
--------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                    Total return.
--------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                       Total return.
--------------------------------------------------------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                  Neuberger Berman Management LLC
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,      Capital growth.
Class 1 (named Neuberger Berman AMT Regency Portfolio,
prior to May 1, 2012)
--------------------------------------------------------------------------------------------------------------
            Oppenheimer Variable Account Funds                           OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Non-Service        Capital appreciation.
Shares
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares    Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares       Total return.
--------------------------------------------------------------------------------------------------------------
              PIMCO Variable Insurance Trust                   Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class           Seeks maximum total return.
-------------------------------------------------------------------------------------------------------------
            T. Rowe Price Equity Series, Inc.                      T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------
T.Rowe Price Blue Chip Growth Portfolio-II                   Seeks long-term capital growth. Income is a
                                                             secondary objective.
--------------------------------------------------------------------------------------------------------------
        Third Avenue Variable Series Trust                             Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------
         The Universal Institutional Funds, Inc.               Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                Above-average total return over a market cycle of
                                                             three to five years by investing primarily in a
                                                             diversified portfolio of fixed income securities.
--------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan      Long-term capital appreciation by investing
Stanley Investment Management Company and Morgan Stanley     primarily in growth oriented equity securities of
Investment Management Limited                                issuers in emerging market countries.
--------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                      Above-average current income and long-term
                                                             capital appreciation by investing primarily in
                                                             equity securities of companies in the U.S. real
                                                             estate industry, including real estate investment
                                                             trusts.
--------------------------------------------------------------------------------------------------------------
* The Funds are part of and their investment adviser and Summit are subsidiaries of the UNIFI(R) Mutual Holding
Company ("UNIFI(R)"), the ultimate parent of Union Central Life. Also, Calvert Investment Distributors, Inc.,
an indirect subsidiary of UNIFI(R), is the underwriter for these Funds.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*** Sustainable and Responsible Investment ("SRI")
Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

                                    VA III-10

                    Portfolio performance is NOT guaranteed.

There is no assurance that any Portfolio will achieve its stated objective. Additional information about the investment objectives and policies of the Portfolios can be found in the current Fund prospectuses delivered to you with this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

                   We may add, delete or modify the Portfolios
                         available under the Contract.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying Portfolios, so we cannot guarantee that any of the Portfolios will always be available.

We retain the right to change the investments of the Variable Account, and to eliminate the shares of any Subaccount's underlying Portfolio and substitute shares of another series fund portfolio, if the shares of an underlying Portfolio are no longer available for investment or if, in our judgment, investment in the Portfolio would be inappropriate in view of the purposes of the Variable Account. We may add new Variable Account underlying portfolios, or eliminate existing underlying Portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts - Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

                                    VA III-11

                          CHARGES AND OTHER DEDUCTIONS

         You pay a $50 Contract fee each Contract Year during the Pay-in
            Period if your Accumulation Value is less than $50,000.

Administration Fees

During the Pay-in Period, we will deduct a Contract fee of $50 from your Contract's Accumulation Value on the last day of each Contract Year for our expenses related to administration of your Contract. The annual Contract fee will be waived for any year in which the Accumulation Value of your Contract is $50,000 or more on the last day of that Contract Year. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual Contract fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total Accumulation Value. The full Contract fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the Contract fee will also be waived if the Accumulation Value of your Contract is $50,000 or more on the date of surrender.

      We deduct asset-based charges each day at an annual rate of 0.25% for administering the Contracts and Carillon Account and 1.60% for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 2.00%.

We also deduct a daily administration fee at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.60% of your Contract's Variable Account. This charge may increase but we guarantee that it will never be more than 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the Adjusted Sum of Premium Payments paid under the Contract should you die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the Contract fee, administration fee and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

       Surrender charges may be deducted upon surrender of your Contracts. 10% of your Accumulation Value may be withdrawn each Contract Year without a surrender charge. Aggregate surrender charges will never exceed 9% of aggregate premiums paid.

Surrender Charge (Contingent Deferred Sales Charge)

If you surrender your Contract in the first four Contract Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

   -------------------------------- ------ ------- ------- ------ -------------
   Contract Year of Surrender         1      2       3       4     Thereafter
   -------------------------------- ------ ------- ------- ------ -------------
   Applicable Surrender Charge       8%      7%      6%     5%         0%
   -------------------------------- ------ ------- ------- ------ -------------

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's Accumulation Value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, Personal Income Plan ("PIP") surrenders in a Contract Year totaling not more than 10% of the Accumulation Value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

                                    VA III-12

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to our affiliate, Ameritas Investment Corp. The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Income Tax Matters.

             If state law allows, we will waive surrender charges if
          your surrender is because you have a terminal illness or are confined to a "qualified" health care institution.

Terminal Illness/Confinement
Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of your Contract in the event of (1) or (2) below:

(1) You become confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:
     o You must be a natural person (not a trust, corporation, or other legal entity).
     o You must have been an Owner of the Contract continuously since the Contract Date.
     o You were not confined in a qualified institution at any time during the 60-day period just prior to the Contract Date.
     o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.
     o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
          o    medical treatment is available on a daily basis; and
          o    daily medical records are kept for each patient.

(2) You Contract a terminal illness after the Contract Date, subject to the following:
     o You must be a natural person (not a Trust, Corporation, or other legal entity).
     o You must have been an Owner of the Contract continuously since the Contract Date.
     o    You have a life expectancy of less than 12 months.
     o We must receive a written request for full or partial surrender together with a certificate from your attending physician stating your life expectancy and any other proof we may require.
     o    "Physician" means a medical doctor licensed in the United States who:
          o    is operating within the scope of that license; and
          o    is not you and is not related to you.

          The surrender charge may be reduced in certain circumstances, including in connection with sales to groups or upon certain types of exchanges.

Other Waivers or Reductions of Surrender Charge

The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

                                    VA III-13

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from:
     o another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
     o a certificate (account) under certain of our group retirement annuity Contracts, or
     o    certain of our life insurance policies or annuity Contracts.
In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Loan Interest

The interest rate charged on a loan balance is guaranteed not to exceed a maximum rate of 6%. This is also the current interest rate. The interest rate credited to the Accumulation Value that is collateral for the loan is 4%. Therefore, the net interest cost to the Contract Owner is 2% of the loan balance. (Loans are available only if your Contract is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law.)

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:
     o    at the Maturity Date,
     o    when a total surrender occurs, or
     o when premiums are paid (we do not currently deduct premium taxes when premiums are paid.)

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total Accumulation Value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

GLWB Rider Charge

The guaranteed maximum and current annual charges for the GLWB rider are listed in the SUMMARY OF EXPENSES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Accumulation Value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Accumulation Value on each Monthly Anniversary, beginning with the Rider Activation Date. Beginning January 1, 2010, current GLWB Rider fees became effective on the next rider anniversary for all GLWB Riders except those already in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:

     a.   GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009;
          and
     b. GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next rider anniversary date after January 1, 2010.
All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next rider anniversary following January 1, 2010, will be charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current fee rates for GLWB Riders are subject to change as described below. If you activate this rider, the charges for the Contract and for the rider will be deducted on a pro-rata basis from all Subaccounts in the asset allocation model you select.

The rider charge is subject to change upon Rider Activation Date, Contract anniversary, or upon reset as described in the Reset Feature section. The rider charge will not exceed the guaranteed maximum listed in the SUMMARY OF EXPENSES section. The rider charge will not be deducted after the Contract's Accumulation Value reduces to zero or if the rider is terminated.

           The Funds pay investment advisory fees and other expenses, such as distribution and administrative fees.

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses.

                                    VA III-14

                                  THE CONTRACT

The Contract, which is not available for new sales, was filed with the state insurance departments in all states and made available upon state insurance department approval, subject to certain state variations.

                 Minimum premium payments are $25 for Qualified
                 Contracts and $50 for Nonqualified Contracts.

Purchasing a Contract

You purchased a Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. We credited initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. In certain employer retirement plan situations, we issued your Contract and applied the premiums when they are sent by your employer. If we could not credit an initial premium to the Contract within five business days of our receipt of it, then we returned the premium immediately unless you consented to our holding the premium for a longer period.

                  Subsequent premiums may be made at any time.

Premiums

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the minimums applicable to Qualified Contracts ($25) and Nonqualified Contracts ($50) with a maximum of $1 million. We reserve the right to waive the maximum amount.

Your premiums will be allocated among the Investment Options in accordance with your instructions. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the variable Investment Options; you may allocate up to 50% of any premium payment to the Guaranteed Account. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

                Accumulation Units are used to measure the value
                        of your Subaccount allocations.

Crediting of Accumulation Units

We credit premiums that you allocate to variable Investment Options in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each Subaccount by the Accumulation Unit value for the corresponding Subaccount for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited on the valuation date when we accept the application, or on the valuation date when we receive the initial premium, whichever is later.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

           The values of Accumulation Units vary with the performance of corresponding Portfolios. The values of Accumulation
      Units are computed at the close of business on each "valuation date."

During the Pay-in Period, your Contract's Accumulation Value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all Subaccounts credited to your Contract. Your Variable Account value in a Subaccount equals the number of Accumulation Units credited to that Subaccount times the value of the Accumulation Units for the Subaccount. For the value of the Guaranteed Account, see page 32.

                                   VA III-15

Value of Accumulation Units

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, except:
     o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed)); and
     o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
     o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
     o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
     o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and
(B) is:
     o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
     o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and
(C) is:
     o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to
          0.000050223 for a one-day valuation period.

Self-Service Access to Information and Services

You will be able to review information and request service concerning your Contract by visiting our website, www.unificompanies.com.

You will need your Contract number and taxpayer identification number to establish initial access to our client service center on our website, Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password. Once you have logged on to Service Central, you will be able to perform the functions described below (these rights can also be assigned to an Annuitant):
         choose electronic delivery of certain future mailings check Contract values verify address and Beneficiary information transfer balances among Subaccounts rebalance your Subaccount balances change your allocation of future premiums view statements and correspondence request a statement request service forms change your password

                                   VA III-16

          During the Pay-in Period, you may make 12 free transfers per
        Contract Year. Additional transfers cost $10 each. Transfers to and from the Guaranteed Account are subject to restrictions.

We reserve the right to modify, suspend or discontinue the Service Central online client service center at any time and without prior notice.

Transfers
During the Pay-in Period, you may transfer amounts among Subaccounts subject to the terms and restrictions imposed by your Contract and the Funds. You may transfer up to 20% of your Contract's value in the Guaranteed Account, or $1,000, whichever is greater, to the Subaccounts. You may transfer up to 30% of your Variable Account value to the Guaranteed Account. These transfer limits into and from the Guaranteed Account are calculated based on your Guaranteed Account and Variable Account values as of the first day of each Contract Year, and apply to any transfers during that Contract Year.

The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to twelve free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed $15) for each transfer in excess of twelve. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone or electronic instructions which specify in detail the requested changes. Transfers from the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (Contract reserves for the specific variable annuity Contract involved) for the Variable Annuity Benefit Payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for Variable Annuity Benefit Payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Certain third parties may offer you asset allocation services for your Contract. Fees you pay for such asset allocation services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Excessive Trading: Your Contract is a long-term investment and is not designed for frequent transfers of your Accumulation Value among your Subaccounts. Frequent or excessive transfers put the Portfolios, Contract Owners, and Beneficiaries at risk. These risks include:
     o the dilution of interests of long-term investors in a Subaccount if purchases or transfers into or out of a Portfolio are made at prices that do not reflect an accurate value for the Portfolio's investments;
     o an adverse effect on Portfolio management, such as impeding a Portfolio manager's ability to sustain an investment objective, causing a Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the Portfolio; and
     o    increased brokerage and administrative expenses.

The risks and costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing, transferring in and out of the same Fund within 30 days and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that all harmful trading will be detected or that a

                                   VA III-17

Portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:
Revoke your privileges to make transfers by telephone and Internet;
Limit your transfers to those requests made by regular U.S. mail;
We reserve the right to impose a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any Contract Owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or Internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Contract Owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all Contract Owners without waiver or exception.

Portfolio Frequent Trading Policies. The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. Contract Owners should be aware that we are contractually obligated to provide Contract Owner transaction data relating to trading activities to the underlying Funds on written request and, on receipt of written instructions from a Fund, to restrict or prohibit further purchases or transfers by Contract Owners identified by an underlying Fund as having engaged in transactions that violate the trading policies of the Fund.

Omnibus Orders. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other Contract Owners of Portfolio shares, as well as the contract owners of all of the variable annuity or variable life insurance policies whose variable Investment Options correspond to the affected Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Administrative Practices Regarding Transfers: All transfers among Subaccounts will be processed to receive the next available price. If your request arrives at Union Central Life after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing. CAUTION: We will act on instructions from anyone who provides the necessary information; we will not be able to verify that the person providing electronic transfer instructions via Service Central is you or is authorized by you.

                                   VA III-18

         You may make transfers, including Portfolio Rebalancing, Dollar
               Cost Averaging, and Interest Sweep, by telephone.

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing, Dollar Cost Averaging, and Interest Sweep, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 8:00 a.m. and 6:00 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Ameritas Investment Corp. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, sending you written confirmation of such transactions, or recording of telephone transfer request instructions received from you. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

We reserve the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

                 You may pre-arrange certain types of transfers,
                    including ones in connection with Dollar
                      Cost Averaging, Portfolio Rebalancing
                          and Interest Sweep programs.

Special Transfers - Dollar Cost Averaging
We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among Subaccounts. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Money Market Subaccount to other Subaccounts until the amount in your Money Market Subaccount is exhausted. The minimum amount of a DCA transfer is $100 and $25 per Subaccount. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to twelve transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

                                   VA III-19

If you are interested in the DCA program, you may elect to participate in it either by submitting a written application or by telephone request as described above. We reserve the right to alter the terms or suspend or eliminate the availability of the DCA program at any time.

Portfolio Rebalancing Plan

You may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us either by submitting a written application or by telephone request (as described above) the percentage levels you would like to maintain among the Subaccounts. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance your Variable Account to maintain the indicated percentages by transfers among the Subaccounts. The entire value of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan, or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to twelve free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Interest Sweep Plan

If you have an allocation in the Guaranteed Account, you may elect (either by submitting a written application or by telephone request as described above) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified Subaccounts. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to twelve free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

               Asset Allocation Programs are intended to mitigate
              investment risk. There is still a risk that investing
                      pursuant to a model will lose value.

Asset Allocation Program

We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy. We also obtain research and business support services relating to models from unaffiliated consultants.

To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("Summit"). These model recommendations are offered to you through an agreement between Union Central Life and Summit. The Program consists of five models, ranging from aggressive to conservative. Summit provides Ameritas Investment Corp. ("AIC"), our affiliate, with ongoing recommendations and monitoring of the portfolios that comprise the models.

To participate in the Program:
     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary

                                   VA III-20
          authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Summit. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon Summit's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation.).
     o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

Potential Conflicts of Interest
AIC and Summit may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. Summit is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management Company, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit, also an affiliate of ours. CIM and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain Program models. The models currently available for use with the GLWB rider are: Capital Growth (only in the State of New York), Balanced, Moderate, and Conservative; for more information on these models, see your variable annuity application. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part 2A, Appendix 1 which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation program at any time.

                                   VA III-21

          Full or partial surrenders give you access to your Contract's
                Accumulation Value. Surrender charges and penalty
                       taxes may apply to some surrenders.

Surrenders

Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

You may make cash withdrawals (surrenders) of all or part of your Contract's Accumulation Value at any time during the Pay-in Period (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. We will allow facsimile request forms and signatures to be used for the purpose of a written notice authorizing withdrawals from your Contract. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge.

Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's Accumulation Value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 32. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see Appendix B - IRA DISCLOSURE STATEMENT.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's Accumulation Value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire Accumulation Value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to surrender charges, described at page 12. Under certain circumstances, surrenders may also be subject to a 10% tax penalty.

The full Contract fee, if applicable, will also be deducted from your Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and Contract fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You may designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your Accumulation Value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

           Personal Income Plans allow you to pre-arrange surrenders.

Personal Income Plan

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's Accumulation Value on a monthly, quarterly, semi-annual or annual basis, or authorizes us to calculate and distribute a required minimum distribution every year. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your Accumulation Value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.

                                   VA III-22

Loans  (403(b) PLANS ONLY)

Loans are available for Tax Sheltered Annuities under IRC Section 403(b). Each loan must be:
     o    requested and repaid prior to the Maturity Date.
     o at least $2,500 but not more than $50,000 (including the sum of the new loan and the highest outstanding loan balance(s) during the last 12 months).
     o    equal to or less than 50% of the cash value of the Guaranteed Account.
     o repaid in substantially equal payments, at least quarterly, over a period of 5 years (10 years if used to acquire a primary residence).
     o automatically defaulted and treated as a deemed distribution (or actual distribution, if circumstances allow) if scheduled payments are not received by the due date or within the grace period.

Guaranteed Lifetime Withdrawal Benefit  ("GLWB")

A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Contract at the time of issue if the Contract issue date is on or after November 5, 2007, and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. It may be issued in an active status when the Contract Owner is age 50 - 85 (age 60 - 85 for Contracts issued in New
York). Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Contract, regardless of the Contract's Accumulation Value, until the death of the last surviving Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The Contract Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50 (age 60 in New York).
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Contract's Accumulation Value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s)*.
     o    The Owner(s) of the Contract or;
     o The Annuitant(s) if the Owner of the Contract is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected (the joint spousal option is not available in New York). Once the rider is activated, no changes to the Covered Persons will be permitted.
* Only one Covered Person is allowed for Contracts issued in New York. Therefore, for Contracts issued in New York, phrases such as "Covered Person(s)" or "last surviving Covered Person" refer to the Covered Person.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Contract Value. The highest Accumulation Value on any Contract anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Contract Date.

Premium Accumulation Value. The sum of premiums paid accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase. (For Contracts issued in New York, the premiums paid and simple interest credited on the premiums paid for a period of time during the Accumulation Phase.) The period of time is a ten-year period beginning with the later of the Rider Activation Date or the most recent reset date.
The rate of interest is:

                                   VA III-23

     o 5% for the Rider Year in which no withdrawal is taken (6% for Contracts issued in New York)
     o    0% for the Rider Year in which a withdrawal is taken

     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Contract Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Contract Date, it is equal to the Contract's Accumulation Value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50 (age 60 in New York.)

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Contract anniversary. Subsequent Rider Years will coincide with Contract Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Contract's Accumulation Value of only the Contract to which the rider is attached, including the present value of additional benefits provided under the Contract and any other riders attached to the Contract to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

Inactive Phase

The following apply during the Inactive Phase:
     o No charges for the rider will be deducted from the Contract's Accumulation Value.
     o No restrictions are imposed on withdrawals other than those provided by the base Contract.
     o No restrictions are imposed on asset allocations other than those provided by the base Contract.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Contract Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.
The end of the Inactive Phase coincides with the Rider Activation Date.

Activation of Rider

Rider Activation Date
The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service form and your written consent granting AIC discretionary authority as described in the Asset Allocation Program section and below, but no earlier than the Youngest Age 50 (age 60 in New York). Before the rider is activated, any outstanding loan(s) must be repaid. Once the rider is activated, no Contract loans may be taken.

Rider Charges
The monthly charge for the rider is listed on your Contract specifications page. The Guaranteed Maximum Charge is shown in the SUMMARY OF EXPENSES section of this prospectus and other information about the rider charges is discussed in the CHARGES AND OTHER DEDUCTIONS section.

Asset Allocation
Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Contract. By activating the rider, you agree that your Contract's Accumulation Value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. The models currently available for use with the GLWB rider are: Capital Growth (only in the State of New York), Balanced, Moderate, and Conservative. You are permitted to transfer your Contract's total Accumulation Value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

The conditions of the Asset Allocation Program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset allocation model best for you. AIC will not make this decision for you.

                                   VA III-24

Premium payments made during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccounts contained in the asset allocation model you select. All withdrawals will be deducted proportionally from the Subaccounts in your asset allocation model.

We have the right to discontinue access to an asset allocation model. (We will not discontinue asset allocation models for Contracts issued in the State of New York.) If an asset allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable asset allocation model, we will transfer all funds from the discontinued asset allocation model to a default model as specified in the notice. You may later request to transfer your total Accumulation Value from the default model to any of the remaining asset allocation models. We provided notice through a supplement dated March 16, 2012 that we planned to discontinue the Capital Growth model for GLWB riders active in states other than New York. Contract Owners using that model could select any remaining asset allocation model available with the GLWB rider. If another available asset allocation model was not selected prior to May 1, 2012, we transferred total Contract value from the Capital Growth model to the Balanced model at the close of business on April
30. Contract Owners with values transferred by us to the Balanced model may request to transfer of total Contract value from the Balanced model to either of the remaining asset allocation models (Moderate or Conservative)

We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option - Rider Election by Surviving Spouse
This section applies only to Contracts issued as tax non-qualified, or to Contracts issued as Regular, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Contract was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) and 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Contract in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.
     a.   If the surviving spouse has not reached attained age 50 (age 60 in New
          York), the rider will become inactive and will enter the Inactive
          Phase.
     b.   If the surviving spouse has reached attained age 50 (age 60 in New
          York), the rider may be activated into the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Value will be set equal to the Contract's Accumulation Value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in this prospectus.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Contract in accordance with its terms, the surviving spouse may continue the Contract and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

Joint Spousal Option - for Non-Qualified and IRA Plans
Effective May 1, 2010, the joint spousal option is available for Policies issued as Regular, SEP, or Roth IRAs (together referred to as "IRAs"). (Policies issued prior to that date were permitted to be issued under the joint spousal option only if they were tax non-qualified.) Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. The joint spousal option is not available in New York. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature
On each Contract anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Contract's Accumulation Value, if it is greater. (For Contracts issued in the State of New York, within 30 days prior to each Contract anniversary, during the accumulation phase, we will notify you of your option to reset. You will have the option to reset the Premium Accumulation Value to the Accumulation Value, if it is greater. If you do not instruct us to reset, the reset feature will be suspended for the current Contract Year. Your written notice to reset must be received by us no later than 10 days prior to the Contract anniversary.)

                                   VA III-25

At the time of a reset:
     1.   A new 10-year period begins for:
          a.   Premium Accumulation Value; and,
          b. Comparison of anniversary Contract values to determine the Maximum Anniversary Contract Value.
     2. The charge for the rider will equal the charge in effect for new issues of the same rider.

The following conditions also apply at the time of a reset, except for those Contracts issued in New York:
     3. If the charge increases, we will notify you within 30 days prior to the Contract anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in this prospectus.
     4. You can decline the charge increase by sending us written notice no later than 10 days prior to the Contract anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Contract Year. On each subsequent Contract anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals
You are permitted to make one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Contract Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase, as described below.

A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Contract Value in the same proportion that the withdrawal amount has to the Accumulation Value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Contract Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

              a - (a * (b / c))

              where:
              a = Premium Accumulation Value or Maximum Anniversary Contract
                  Value prior to the withdrawal;
              b = withdrawal amount;
              c = Contract Accumulation Value prior to the withdrawal
Taking a withdrawal under this provision will reduce the annual rate of interest applicable to the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Contract Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base
The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Contract or the rider.

The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
     o    Contract Accumulation Value
     o    Premium Accumulation Value
     o    Maximum Anniversary Contract Value
The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount
We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of the Contract's Accumulation Value, until the death of the last surviving Covered Person. Total withdrawals in a Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Contract.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
      In all States other than New York:     o   5.5% - ages 65 through 69
        o   4.0% - ages 50 through 54        o   6.0% - ages 70 through 74
        o   4.5% - ages 55 through 59        o   6.5% - ages 75 through 79
        o   5.0% - ages 60 through 64        o   7.0% - age 80 and older

                                   VA III-26

     In New York:
        o   4.5% - ages 60 through 64        o   6.0% - ages 80 through 84
        o   5.0% - ages 65 through 74        o   7.0% - ages 85 through 89
        o   5.5% - ages 75 through 79        o   7.5% - age 90 and older

At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base
Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Contract and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

                  _____x____
                       -
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Contract Accumulation Value immediately prior to the
                      withdrawal;
                  z = total amount of the current withdrawal.

A reduction in the Benefit Base will reduce the LWBA. No Excess Withdrawals will be allowed when the Contract's Accumulation Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base
On each Contract anniversary during the Withdrawal Phase, we will compare the Contract's Accumulation Value to the Benefit Base. If the Contract's Accumulation Value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Contract's Accumulation Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums
Additional premium payments made during the Withdrawal Phase will:
     1. increase the Contract's Accumulation Value according to the provisions of the Contract; and,
     2.   increase the Benefit Base; and,
     3.   increase the LWBA.
Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Contract Year without our prior approval. Premium payments will not be accepted if the Contract's Accumulation Value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Contract's Accumulation Value to zero and at least one Covered Person is still living, the following will apply:
     a.   the monthly rider charge will no longer be deducted; and,
     b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
     c.   no additional premiums will be accepted; and,
     d.   no additional step-ups will occur; and,
     e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
     f. the Contract and any other riders will cease to provide any death benefits.

                                   VA III-27

Death Benefit

Upon the death of the last Covered Person, the Beneficiary will select to receive either the Death Benefit as provided by the Contract and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Contract's Accumulation Value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will terminate without value on the earliest occurrence of any of the following dates:
     1.   the date of death of the last surviving Covered Person;
     2.   the date there is a change of Contract Owner;
     3. the date annuity payments commence under an annuity income option as described in the Contract;
     4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
     5.   the date any asset allocation requirement is violated;
     6. the date a loan is taken from the Contract, as applicable, during the Accumulation Phase or the Withdrawal Phase;
     7. the date the Owner(s) provide us with written notice to terminate either the rider or the Contract.
(For Contracts issued in New York, except as otherwise provided under the Continuation of Rider by Surviving Spouse, this rider, the monthly fee, and every benefit this rider provides will terminate without value on the monthly activity date on which we execute your instruction to:
     1. change ownership or the covered person after moving to the Accumulation or Withdrawal Phases;
     2.   annuitize under an annuity option as described in the Contract;
     3. process an excess withdrawal such that the lifetime withdrawal benefit amount is less than $100;
     4.   violate any investment restriction in any manner;
     5. process a loan from the Contract, as applicable, during the accumulation phase or the withdrawal phase;
     6. terminate either this rider or the Contract according to written notice provided to us by the Owner.)
If annuity payments are to commence under number 3 above (item 2 for New York), at the maximum Maturity Date the Owner may select one of the following options:
          a. apply the Contract's Accumulation Value under an annuity income option described in the Contract, or
          b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

                           BENEFITS UNDER THE CONTRACT

               During the Pay-in Period, a death benefit at least
                  equal to the Adjusted Sum of Premium Payments
               will be paid to your Beneficiary upon your death.

Death Benefits

If you are the Annuitant and you die during the Pay-in Period, then a death benefit will be paid to your Beneficiary, but if you are not the Annuitant, and the Annuitant dies during the Pay-in Period, you will be treated as the Annuitant until you name a new Annuitant. If you are not the Annuitant, and you are a trust or corporation or some other entity that is not a living person, and the Annuitant dies during the Pay-in Period, we will pay the death benefit to your designated Beneficiary.

Subject to state insurance law, the death benefit will be the greater of:
     o the Contract's Accumulation Value on the date we receive Due Proof of Death and each of the Beneficiaries' elections or instructions for payment; or
     o    the Adjusted Sum of Premium Payments, determined as follows:
          o as of the day we receive a premium, the sum is increased by the amount of that premium; and
          o as of the day a partial surrender is made, the sum is decreased by the same proportion as the Accumulation Value was decreased by that surrender.

                                   VA III-28

Note that, in a declining market, where the Accumulation Value of your Contract has gone down, any partial surrender may have a magnified effect on the reduction of the death benefit.

Until we receive Due Proof of Death and instructions, in the proper form, from your Beneficiaries, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period. If your Contract has multiple Beneficiaries, we will calculate and pay each Beneficiary's share of the death benefit proceeds when we receive Due Proof of Death and instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the account.

If your spouse is your sole designated Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a Beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's Beneficiary rights under federal tax laws.

If your Beneficiary dies before, at the same time as, or within 30 days after your death, we will treat the Beneficiary's death as though it occurred before yours.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 30.

      You select the Maturity Date (when you stop paying premiums and start receiving annuity benefit payments) and may change it
               subsequently by giving us 30 days' written notice.

Annuity Benefit Payments

Maturity Date--You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:
     o at least one month after the Contract Date (thirteen months after in New Jersey and New York);
     o    the first day of a calendar month; and
     o no later than the Annuitant's 95th birthday (particular retirement plans and certain states may apply different standards).

          You select a Fixed or Variable Annuity Benefit Payment option at least 30 days prior to the Maturity Date.

Type of Income Payments--You may specify any proportion of your Contract's Accumulation Value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

At least 30 days before the Maturity Date, you must select how your Contract's Accumulation Value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of your Accumulation Value at maturity.

                                   VA III-29

If the total Accumulation Value to be applied to an annuity benefit option, in the aggregate, is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the Accumulation Value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected, in the aggregate, is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually, or, depending on state law, we may have the option of paying the Accumulation Value in a lump sum.

Variable Annuity Benefit Payments
If you select a variable annuity, the amount of the first monthly annuity benefit payment will be based on your Contract's Investment Option allocation and will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments--The amount of Variable Annuity Benefit Payments will depend not only upon the investment experience of the Subaccounts you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:
     o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and
     o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because Variable Annuity Benefit Payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

                   Fixed annuity benefit payments are based on
                    interest credited at a guaranteed rate.

Fixed Annuity Benefit Payments
If you select a fixed annuity, the amount of the annuity benefit payments will be determined by applying the Accumulation Value you want to apply to a fixed annuity at rates at least as favorable as those in the applicable annuity Option Table, in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity Option Tables contained in your Contract state your minimum interest rate.

We guarantee the amount of Fixed Annuity Benefit Payments. The payment depends on the annuity benefit option elected, the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

No transfers may be made with respect to Fixed Annuity Benefit Payments.

      A variety of annuity benefit payment options are available, including ones in which you receive payments for life or for the longer of life or a specified number of years and ones based on a single life or on the joint lives of two people.

Annuity Benefit Payment Options--You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity--

     o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

     o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

                                   VA III-30

     o 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

     o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity--

     o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

     o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of a settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                             THE GUARANTEED ACCOUNT

           Interests in the Guaranteed Account are not securities and Union Central Life is not an investment company.

Premiums allocated to the Guaranteed Account and transfers to the Guaranteed Account become part of our general assets, which support our insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is Union Central Life registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither Union Central Life nor any interests in our general assets generally are subject to the provisions of the 1933 or 1940 Acts and it is understood that the SEC staff has not reviewed the disclosures in this prospectus which relate to the fixed portion of the Contract. Disclosures regarding the fixed portion of the Contract and Union Central Life, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

General Description

The Guaranteed Account is the value of the Contract that is part of our general assets. You may elect to allocate up to 50% of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account, subject to a 30% cap per year as described on page 17. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law. Assets in the Guaranteed Account are subject to claims by creditors of the Company.

                                   VA III-31

            We guarantee that amounts you allocate to the Guaranteed
                Account will accumulate at a rate of at least the
           guaranteed rate stated in your Contract. We may credit more than the guaranteed rate of interest at our discretion.

Guaranteed Account Accumulations

We guarantee that we will credit interest to the Guaranteed Account at a rate at least equal to the guaranteed rate stated in your Contract. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. Any interest credited to the Guaranteed Account in excess of the minimum guaranteed rate stated in your Contract will be determined in our sole discretion.

We guarantee that, during the Pay-in Period, the Guaranteed Account of the Contract will be at least equal to:
     o    the total of all net premiums allocated to the Guaranteed Account;
          plus
     o the total of all amounts transferred to the Guaranteed Account from the Variable Account; minus
     o the total of all amounts transferred from the Guaranteed Account to the Variable Account (including the transfer fee); minus
     o the total of any administration and/or Contract fees attributable to the Guaranteed Account; minus
     o the total of all partial surrenders from the Guaranteed Account (including any surrender charge); plus
     o interest accumulated in the Guaranteed Account (the minimum guaranteed interest rate varies according to state law and is stated in your Contract).

            You may surrender all or part of your Guaranteed Account
             during the Pay-in Period, but we may delay paying your
                     surrender proceeds for up to 6 months.

Surrenders

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 22.

    Transfers from the Guaranteed Account to the Variable Account may be made during the Pay-in Period. No more than the greater of 20% of your Guaranteed
   Account (as of the first day of the Contract Year) or $1,000, whichever is greater, may be so transferred in a Contract Year.

Transfers

Amounts may be transferred from the Guaranteed Account and Subaccounts, at any time during the Pay-in Period, and from the Subaccounts to the Guaranteed Account at any time during the Pay-in Period, after the first Contract Year. During the Pay-in Period, beginning with the second Contract Year, you may transfer up to 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000, whichever is greater, to one or more Subaccounts each Contract Year. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

                                 GENERAL MATTERS

                 You designate a Beneficiary to receive benefits
                    upon your death during the Pay-in Period
            or the death of the Annuitant during the Pay-out Period.

Designation of Beneficiary

The Beneficiary is the person (or persons) you designate as such in your application and is the person to whom benefits will be paid during the Pay-in Period upon your death, or the Annuitant's, if you are an Owner in the form of a trust or a corporation, or any other form than a living person. During the Pay-out Period, the Beneficiary is the person to whom any remaining benefits will be paid upon the death of the Annuitant. Subject to the terms of any

                                   VA III-32
existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary by providing us with written notice. Any change will be effective at the time you signed it. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Contract application or subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Contract will terminate, or to continue the Contract in force with the spouse as Owner. The surviving spouse may not continue the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Contract was issued under an Internal Revenue Code Section 401, 403(b), or 457 qualified plan.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

              In the first 10 days after you receive your Contract,
                   you may return it and receive a refund from which surrender charges are not deducted.

10-Day Right to Examine Contract

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of the Contract's Accumulation Value; however, where required by certain states, or if your Contract was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Contract's Accumulation Value, whichever amount is greater.

Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at 800-319-6902, or writing to the Client Service Office at P.O. Box 81889, Lincoln, NE 68501.

Contract Owner's Reports

Each calendar year quarter you will receive a report at your last known address showing the following information, as of the end of the current report period:
Accumulation Value; Cash Surrender Value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also receive an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated Accumulation Value. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of automatic premium payments, portfolio rebalancing, dollar cost averaging, and interest sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

                           FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions.

You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period
An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Contract until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

                                   VA III-33

Taxation of Withdrawals
Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Contract is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the Owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

Taxation of Annuity Payments
Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity Contract in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Contract to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Contract, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds
A death benefit paid under the Contract may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Contract must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Contract is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as Beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the owner, it is possible to continue deferring taxes on the accrued and future income of the Contract until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers
An assignment or pledge of an annuity Contract is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Contract.

Tax Treatments by Type of Owner
A Contract held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Contract is taxable in the year received or accrued by the Owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Contract as a result of the death of the decedent. Nor does it apply if the Contract is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Contract under a terminated qualified plan. You should consult your tax adviser before purchasing a Contract to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan
     o The Contract is designed for use with various qualified plans, including:
     o    Tax Sheltered Annuities, Code Section 403(b);
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

                                   VA III-34

The Contract will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Contract features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Contract issued under a qualified plan.

The Company reserves the right to limit the availability of the Contract for use with any of the plans listed above or to modify the Contract to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Contract.

On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

Our service center is available to assist you with any of your contract needs.

Tax Impact on Account Value
Certain Contract credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

                 TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity Contract issued under the ORP only upon:
     o termination of employment in the Texas public institutions of higher education,
     o    retirement, or
     o    death.
Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

                      We pay brokers to sell the Contracts.

                          DISTRIBUTION OF THE CONTRACTS

Ameritas Investment Corp. ("AIC"), whose principal business address is 5900 "O" Street, Lincoln, Nebraska, is the principal underwriter for the Contracts. Carillon Investments, Inc. ("CII"), formerly the principal underwriter for the Contracts, was merged into AIC in 2006. CII was and AIC continues to be an affiliate of Union Central Life. AIC is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. We will pay an amount no more than 5% of premiums received during the first year of the Contract to a registered representative, based on which commission option is selected by the registered representative or his or her broker-dealer. You will find more information about the commission options available to registered representatives in the Statement of Additional Information. When the surrender charges are reduced, the amount paid to registered representatives will be less than 5% of premiums. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.

From time to time, we may pay or permit other promotional incentives, in cash or production credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to our affiliates or us. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically

                                   VA III-35
ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2009 we paid no conference sponsorship fees. We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the minority owner (20%) of AIC. These distribution expenses do not result in any additional charges under the Contract other than those described in this prospectus' CHARGES AND OTHER DEDUCTIONS section.

                    You instruct us how to vote Fund shares.

                                  VOTING RIGHTS

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's Accumulation Value attributable to a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder meeting. We will vote Fund shares held in Carillon Account as to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                              FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central Life are included in the SAI which may be obtained without charge by writing us at: P.O. Box 81889, Lincoln, NE 68501 or telephoning us at: 1-800-319-6902.

                                LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the Variable Account, or that is material in relation to our total assets or the obligations of our principal underwriter.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................2
OTHER INFORMATION............................................................2
SERVICES.....................................................................2
DISTRIBUTION OF CONTRACTS....................................................3
CALCULATION OF PERFORMANCE...................................................3
DETERMINATION OF ANNUITY PAYMENTS............................................5
MISCELLANEOUS CONTRACT PROVISIONS............................................5
ASSET ALLOCATION PROGRAM.....................................................6
LICENSING AGREEMENT..........................................................8
CUSTODY OF CARILLON ACCOUNT'S ASSETS.........................................8
INDEPENDENT AUDITORS AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......8
FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL LIFE
(following Page 8)

                                   VA III-36

                      APPENDIX A - ACCUMULATION UNIT VALUES
                 (for a unit outstanding throughout the period)
                            Period ended December 31,

The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of the Carillon Account (the "Registrant") under variable annuity Contracts offered by this prospectus. AUVs are shown at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the last page to learn how to get a copy of the Statement of Additional Information.)

The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for the Registrant's other policies, which are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products are VA I, VA II SA and VA II (collectively referred to "VA I and II Annuities"). Contract expenses vary for each of the Registrant's variable annuities; therefore, Advantage VA III AUVs are not representative of values for the other products.

The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the first page of this prospectus to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
THE ALGER FUND
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Alger Capital Appreciation Portfolio, Class I-2(1)               2002                                              27,242
                                                                 2003                                              83,920
                                                                 2004        $10.00         $11.31          0      98,280
                                                                 2005                       $12.72      5,266     123,637
                                                                 2006                       $14.92     14,688     222,637
                                                                 2007                       $19.57     26,331     320,723
                                                                 2008                       $10.55     27,863     209,554
                                                                 2009                       $15.67     23,021     197,046
                                                                 2010                       $17.54     23,430     181,885
                                                                 2011                       $17.17     19,864     139,895
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Alger MidCap Growth Portfolio, Class I-2(1)                      2002                                              51,150
                                                                 2003                                             204,927
                                                                 2004        $10.00         $11.59          0     311,592
                                                                 2005                       $12.51     22,909     326,661
                                                                 2006                       $13.55     36,801     321,221
                                                                 2007                       $17.51     76,632     389,523
                                                                 2008                       $ 7.17    147,047     364,535
                                                                 2009                       $10.68     65,868     336,552
                                                                 2010                       $12.52     52,708     293,504
                                                                 2011                       $11.28     34,177     217,947
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
American Century VP Income & Growth Fund,                        2002                                             105,943
Class I(1)                                                       2003                                             147,960
                                                                 2004        $10.00         $10.97      7,076     210,949
                                                                 2005                       $11.28     14,066     237,706
                                                                 2006                       $12.98     22,855     226,926
                                                                 2007                       $12.75     24,434     213,715
                                                                 2008                       $ 8.19     33,763     170,606
                                                                 2009                       $ 9.51     26,248     118,134
                                                                 2010                       $10.66     23,068      95,523
                                                                 2011                       $10.79     13,611      72,322
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                   VA III-37

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
American Century VP International Fund, Class I(1)               2004        $10.00         $11.29        447          NA
                                                                 2005                       $12.56     15,831
                                                                 2006                       $15.44     27,986
                                                                 2007                       $17.91     31,342
                                                                 2008                        $9.71     34,919
                                                                 2009                       $12.77     29,666
                                                                 2010                       $14.20     22,198
                                                                 2011                       $12.26     13,897
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
American Century VP Mid Cap Value Fund, Class I(3)               2008        $10.00          $7.61     91,064      25,035
                                                                 2009                        $9.71     15,598      19,487
                                                                 2010                       $11.37      9,109      20,226
                                                                 2011                       $11.09        361      20,478
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
American Century VP Value Fund, Class I(1)                       2002                                             450,287
                                                                 2003                                             481,081
                                                                 2004        $10.00         $11.06      5,160     523,068
                                                                 2005                       $11.42     30,319     553,013
                                                                 2006                       $13.32     46,718     506,184
                                                                 2007                       $12.42     78,016     451,381
                                                                 2008                        $8.94     65,968     309,588
                                                                 2009                       $10.53     56,772     254,538
                                                                 2010                       $11.72     52,058     217,350
                                                                 2011                       $11.62     43,799     187,680
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
CALVERT VARIABLE PRODUCTS, INC.
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP Barclays Capital Aggregate Bond Index                 2003                                              44,353
Portfolio(1)                                                     2004        $10.00         $ 9.99      1,727     110,691
                                                                 2005                       $ 9.97     22,510     124,250
                                                                 2006                       $10.16     43,231     159,389
                                                                 2007                       $10.72     66,713     193,012
                                                                 2008                       $11.23    100,691     332,928
                                                                 2009                       $11.54    100,500     306,480
                                                                 2010                       $12.06    657,921     324,376
                                                                 2011                       $12.83    811,137     291,282
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP EAFE International Index Portfolio(1)                 2003                                              19,444
                                                                 2004        $10.00         $11.27        844      85,212
                                                                 2005                       $12.47     20,769     116,560
                                                                 2006                       $15.39     54,985     187,734
                                                                 2007                       $16.65    109,923     270,354
                                                                 2008                       $ 9.38    107,010     256,710
                                                                 2009                       $11.78     97,003     231,941
                                                                 2010                       $12.35    480,905     253,857
                                                                 2011                       $10.58    401,685     209,794
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP Inflation Protected Plus Portfolio(3)                 2008        $10.00         $ 9.40     85,192     107,350
                                                                 2009                       $ 9.94    224,658     131,587
                                                                 2010                       $10.37    120,319     135,294
                                                                 2011                       $11.25    323,540     128,664
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP Nasdaq 100 Index Portfolio(1)                         2002                                             902,977
                                                                 2003                                           1,492,650
                                                                 2004        $10.00         $11.29      1,418   1,516,978
                                                                 2005                       $11.23      7,066   1,273,345
                                                                 2006                       $11.78      9,784   1,163,667
                                                                 2007                       $13.72     21,487   1,160,345
                                                                 2008                       $ 7.83     33,103     917,613
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                   VA III-38

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
                                                                 2009                       $11.82     26,733     774,014
                                                                 2010                       $13.88    204,641     776,450
                                                                 2011                       $14.03    166,794     643,905
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP Natural Resources Portfolio(2)                        2007        $10.00         $11.30      1,143      21,166
                                                                 2009                       $ 6.66     27,142     220,932
                                                                 2009                       $ 8.57     34,090     343,678
                                                                 2010                       $ 9.87    197,235     336,387
                                                                 2011                       $ 8.71    247,105     260,462
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP Russell 2000 Small Cap Index Portfolio(1)             2002                                             612,192
                                                                 2003                                             795,429
                                                                 2004        $10.00         $11.41      5,805     917,416
                                                                 2005                       $11.67     76,085     911,605
                                                                 2006                       $13.49    111,119     885,584
                                                                 2007                       $12.96    121,823     794,060
                                                                 2008                       $ 8.41    130,900     630,415
                                                                 2009                       $10.43     83,333     533,426
                                                                 2010                       $12.91    294,183     493,309
                                                                 2011                       $12.06    175,398     401,234
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP S&P 500 Index Portfolio(1)                            2002                                           3,768,951
                                                                 2003                                           3,578,436
                                                                 2004        $10.00         $10.93     13,391   3,426,533
                                                                 2005                       $11.23    123,875   3,020,520
                                                                 2006                       $12.73    169,181   2,566,166
                                                                 2007                       $13.15    197,994   2,242,686
                                                                 2008                       $ 8.13    217,086   1,859,723
                                                                 2009                       $10.08    140,445   1,533,165
                                                                 2010                       $11.35    130,977   1,323,244
                                                                 2011                       $11.33    370,408   1,167,480
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP S&P MidCap 400 Index Portfolio(1)                     2002                                           1,287,924
                                                                 2003                                           1,445,334
                                                                 2004        $10.00         $11.31     16,965   1,575,174
                                                                 2005                       $12.44    114,725   1,620,747
                                                                 2006                       $13.42    180,018   1,549,864
                                                                 2007                       $14.16    204,482   1,394,781
                                                                 2008                       $ 8.82    195,560   1,089,777
                                                                 2009                       $11.82    142,019     922,623
                                                                 2010                       $14.62    222,559     809,762
                                                                 2011                       $14.03    210,984     728,431
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP SRI Large Cap Value Portfolio(1)                      2002                                             901,552
                                                                 2003                                             824,511
                                                                 2004        $10.00         $10.94      5,496     807,994
                                                                 2005                       $11.50     37,135     758,404
                                                                 2006                       $13.91     78,912     729,824
                                                                 2007                       $13.86     85,327     662,607
                                                                 2008                       $ 8.24    445,975     540,444
                                                                 2009                       $10.16    770,789     476,613
                                                                 2010                       $11.13    576,672     410,206
                                                                 2011                       $10.74    303,133     345,531
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
CALVERT VARIABLE SERIES, INC.
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP Income Portfolio(2)                                   2007        $10.00         $10.18          0      34,805
                                                                 2008                       $ 8.84    605,746   1,577,287
                                                                 2009                       $10.49    278,622   1,344,141
                                                                 2010                       $11.11    163,581   1,222,451
                                                                 2011                       $11.33     81,333     967,668
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                   VA III-39

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP Small Cap Growth Portfolio(4)                         2009        $10.00         $13.27     77,395      20,305
                                                                 2010                       $17.90      4,805      25,777
                                                                 2011                       $17.22      1,806      25,312
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP SRI Balanced Portfolio(6)                             2011        $10.00         $ 9.68     12,416     478,916
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP SRI Equity Portfolio(3)                               2008        $10.00         $ 0.00          0         702
                                                                 2009                       $ 8.65         58       3,159
                                                                 2010                       $ 9.96        311       9,668
                                                                 2011                       $ 9.65         57       9,710
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Calvert VP SRI Strategic Portfolio(2)                            2007        $10.00         $10.04     81,423      92,404
                                                                 2008                       $ 5.88    524,932     169,969
                                                                 2009                       $ 8.29    910,299     196,056
                                                                 2010                       $ 9.00    823,785     187,991
                                                                 2011                       $ 7.70    291,540     107,322
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
COLUMBIA FUNDS VARIABLE SERIES TRUST 2
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Columbia Variable Portfolio - Seligman Global                    2011        $10.00         $ 9.20     11,137     113,750
Technology Fund, Class 2 (5)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Columbia Variable Portfolio - Select Smaller-Cap                 2011        $10.00         $ 8.66     45,262     537,355
Class 2 (5)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
DWS INVESTMENTS VARIABLE SERIES I
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
DWS Capital Growth VIP Portfolio, Class A(1)                     2002                                           1,615,202
                                                                 2003                                           1,373,533
                                                                 2004        $10.00         $10.84          0   1,218,347
                                                                 2005                       $11.61      6,396   1,014,491
                                                                 2006                       $12.39     11,525     846,725
                                                                 2007                       $13.70     13,428     711,753
                                                                 2008                       $ 9.03     23,570     603,429
                                                                 2009                       $11.25     22,962     530,824
                                                                 2010                       $12.89     19,030     466,280
                                                                 2011                       $12.09     12,047     398,375
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
DWS International VIP Portfolio, Class A                         2002            NA             NA              1,279,188
                                                                 2003                                           1,072,644
                                                                 2004                                             978,024
                                                                 2005                                             853,382
                                                                 2006                                             823,166
                                                                 2007                                             748,253
                                                                 2008                                             624,713
                                                                 2009                                             539,409
                                                                 2010                                             468,351
                                                                 2011                                             427,270
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
DWS VARIABLE SERIES II
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
DWS Dreman Small Mid Cap Value VIP Portfolio,                    2008        $10.00         $ 7.00     82,405      23,284
Class A(3)                                                       2009                       $ 8.92    196,947      47,128
                                                                 2010                       $10.78     71,799      34,444
                                                                 2011                       $ 9.94    100,656      41,506
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
DWS Global Thematic VIP Portfolio, Class A(3)                    2008        $10.00         $ 0.00          0          85
                                                                 2009                       $ 7.53        670       4,356
                                                                 2010                       $ 8.40      4,106       1,515
                                                                 2011                       $ 7.06      4,161       1,419
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
DWS Money Market VIP Portfolio, Class A(1)                       2002                                           1,112,120
                                                                 2003                                             726,853
                                                                 2004        $10.00         $10.00      1,648     518,426
                                                                 2005                       $10.09    108,769     469,208
                                                                 2006                       $10.38    111,544     470,744
                                                                 2007                       $10.71    199,818     565,291
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                   VA III-40

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                                                 2008                       $10.80    481,662     847,514
                                                                 2009                       $10.65    284,585     652,974
                                                                 2010                       $10.46    252,811     532,937
                                                                 2011                       $10.27    252,145     446,838
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2(2)      2007        $10.00         $11.05     74,645     151,838
                                                                 2008                       $ 6.22     26,744     153,907
                                                                 2009                       $ 8.29     25,660     128,394
                                                                 2010                       $ 9.51     26,133     118,310
                                                                 2011                       $ 9.08     20,722      96,813
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2(2)      2007        $10.00         $ 9.47     64,194      65,050
                                                                 2008                       $ 5.32    106,516      71,701
                                                                 2009                       $ 6.79     40,156      59,646
                                                                 2010                       $ 7.67     26,513      44,292
                                                                 2011                       $ 7.57      3,273      36,770
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Fidelity(R) VIP High Income Portfolio, Service Class 2(2)        2007        $10.00         $ 9.78     18,741      20,847
                                                                 2008                       $ 7.19    214,453      67,806
                                                                 2009                       $10.14    399,752     120,746
                                                                 2010                       $11.32    123,030      95,370
                                                                 2011                       $11.52    378,597     112,113
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2(4)            2009        $10.00         $12.93    114,330      20,943
                                                                 2010                       $16.32    102,034      35,946
                                                                 2011                       $14.28     45,393      29,236
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Templeton Growth Securities Fund, Class 2(1)                     2004        $10.00         $11.11        527          NA
                                                                 2005                       $11.88     11,710
                                                                 2006                       $14.23     19,851
                                                                 2007                       $14.31     21,194
                                                                 2008                       $ 8.11     17,585
                                                                 2009                       $10.45     15,204
                                                                 2010                       $11.02     10,431
                                                                 2011                       $10.06      8,811
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (ALPS)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Ibbotson Balanced ETF Asset Allocation Portfolio,                2011        $10.00         $ 9.24      1,635      15,188
Class II (6)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Ibbotson Growth ETF Asset Allocation Portfolio,                  2011        $10.00         $ 8.87      4,134          39
Class II (6)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Ibbotson Income and Growth ETF Asset Allocation                  2011        $10.00         $ 9.57      8,514       4,441
Portfolio, Class II (6)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Invesco Van Kampen V.I. American  Franchise                      2011            NA             NA         NA          NA
Fund, Series I (7)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Invesco Van Kampen V.I. Equity and Income Fund,                  2011        $10.00         $ 9.11      4,326          NA
Series I (6)
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Invesco V.I. Global Real Estate Fund, Series I(4)                2009        $10.00         $13.95    115,952      18,495
                                                                 2010                       $16.10     41,625      10,188
                                                                 2011                       $14.78    156,923      25,065
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Invesco V.I. International Growth Fund, Series I(3)              2008        $10.00         $ 6.24      5,398       4,349
                                                                 2009                       $ 8.29      8,327      44,112
                                                                 2010                       $ 9.18     10,022      59,797
                                                                 2011                       $ 8.41    272,454      81,833
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                   VA III-41

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Invesco Van Kampen V.I. Value Opportunities Fund, Series I (1)   2004        $10.00         $11.17        449          NA
(Invesco V.I. Basic Value Fund, Series I prior to 4/30/12)       2005                       $11.61      2,204
                                                                 2006                       $12.92     11,902
                                                                 2007                       $12.89     22,655
                                                                 2008                       $ 6.11     24,594
                                                                 2009                       $ 8.89     24,731
                                                                 2010                       $ 9.37     23,192
                                                                 2011                       $ 8.92     18,160
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) Growth Series, Initial Class                              2002            NA             NA              1,542,004
                                                                 2003                                           1,375,804
                                                                 2004                                           1,217,066
                                                                 2005                                           1,040,581
                                                                 2006                                             869,196
                                                                 2007                                             702,165
                                                                 2008                                             600,104
                                                                 2009                                             509,606
                                                                 2010                                             431,177
                                                                 2011                                             361,008
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) High Income Series, Initial Class(1)                      2002                                             477,768
                                                                 2003                                             518,223
                                                                 2004        $10.00         $10.27     10,292     552,411
                                                                 2005                       $10.31     31,782     532,645
                                                                 2006                       $11.19     57,328     487,705
                                                                 2007                       $11.19     77,011     410,954
                                                                 2008                       $ 7.86     73,570     315,671
                                                                 2009                       $11.24     68,787     279,073
                                                                 2010                       $12.67     60,459     248,354
                                                                 2011                       $12.95     55,166     197,689
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) Investors Trust Series, Initial Class                     2002            NA             NA              1,640,838
                                                                 2003                                           1,300,637
                                                                 2004                                           1,083,038
                                                                 2005                                             928,327
                                                                 2006                                             783,714
                                                                 2007                                             657,066
                                                                 2008                                             546,852
                                                                 2009                                             466,489
                                                                 2010                                             408,591
                                                                 2011                                             360,949
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) New Discovery Series, Initial Class(1)                    2002                                             284,232
                                                                 2003                                             383,470
                                                                 2004        $10.00         $11.53        718     449,384
                                                                 2005                       $11.93     20,131     433,144
                                                                 2006                       $13.27     39,172     438,977
                                                                 2007                       $13.37     51,690     395,702
                                                                 2008                       $ 7.97     51,293     320,399
                                                                 2009                       $12.78     51,102     297,233
                                                                 2010                       $17.11     37,930     276,008
                                                                 2011                       $15.07     29,839     234,981
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) Research International Series, Initial Class(3)           2008        $10.00         $ 5.86    449,331     121,707
                                                                 2009                       $ 7.53    663,806     139,509
                                                                 2010                       $ 8.20    576,468     120,458
                                                                 2011                       $ 7.17    230,780      79,665
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                   VA III-42

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) Total Return Series, Initial Class(1)                     2002                                             425,733
                                                                 2003                                             435,648
                                                                 2004        $10.00         $10.64        376     514,746
                                                                 2005                       $10.76     31,650     585,613
                                                                 2006                       $11.83     31,854     515,684
                                                                 2007                       $12.11     36,104     453,740
                                                                 2008                       $ 9.27     31,509     337,886
                                                                 2009                       $10.75     28,371     290,811
                                                                 2010                       $11.60     24,927     247,165
                                                                 2011                       $11.59     22,532     217,402
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
MFS(R) Utilities Series, Initial Class(3)                        2008        $10.00         $ 6.33        639      34,851
                                                                 2009                       $ 8.28      3,112      51,888
                                                                 2010                       $ 9.25      2,261      54,214
                                                                 2011                       $ 9.70      3,766      74,917
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Neuberger Berman AMT Guardian Portfolio,  Class I                2002            NA             NA                307,321
                                                                 2003                                             406,477
                                                                 2004                                             528,046
                                                                 2005                                             543,016
                                                                 2006                                             541,728
                                                                 2007                                             469,379
                                                                 2008                                             367,415
                                                                 2009                                             292,581
                                                                 2010                                             224,548
                                                                 2011                                             174,235
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,          2008        $10.00         $ 0.00         0        5,418
Class I(3) (named Neuberger Berman AMT Regency Portfolio,        2009                       $ 8.00       115        6,312
prior to May 1, 2012)                                            2010                       $ 9.91   331,154       66,493
                                                                 2011                       $ 9.10     2,617       23,019
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Oppenheimer Capital Appreciation Fund/VA,                        2004        $10.00         $10.85          0          NA
Non-Service Shares(1)                                            2005                       $11.21      2,109
                                                                 2006                       $11.89      6,991
                                                                 2007                       $13.34     11,155
                                                                 2008                       $ 7.14     12,152
                                                                 2009                       $10.15     12,179
                                                                 2010                       $10.90     11,445
                                                                 2011                       $10.58      9,242
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Oppenheimer Global Securities Fund/VA,                           2002                                             164,463
Non-Service Shares(1)                                            2003                                             239,145
                                                                 2004        $10.00         $11.53      2,449     315,836
                                                                 2005                       $12.95     23,042     412,181
                                                                 2006                       $14.98     45,348     538,768
                                                                 2007                       $15.65     49,445     549,672
                                                                 2008                       $ 9.20     46,568     389,947
                                                                 2009                       $12.64     37,290     331,741
                                                                 2010                       $14.39     35,135     281,919
                                                                 2011                       $12.95     33,918     242,830
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Oppenheimer Main Street(R) Fund/VA, Non-Service                  2002                                             431,828
Shares(1)                                                        2003                                             550,820
                                                                 2004        $10.00         $10.89        866     543,248
                                                                 2005                       $11.35     10,234     537,729
                                                                 2006                       $12.83     20,223     544,088
                                                                 2007                       $13.16     24,862     476,585
                                                                 2008                       $ 7.96     20,745     381,158
                                                                 2009                       $10.03     19,307     326,034
                                                                 2010                       $11.44     19,108     270,578
                                                                 2011                       $11.23     14,613     234,743
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

                                   VA III-43

-------------------------------------------------------------------------------------------------------------------------
FUND                                                                      VA III        VA III         Number (#) of
                                                                       Value ($) at   Value ($) at   Accumulation Units
Subaccount Name                                                         Beginning        End of        At End of Year
                                                                 Year   Of First         Year           (December 31)
                                                                       Year Listed   (December 31)
                                                                                                   ----------------------
                                                                                                             VA I, VA II,
                                                                                                     VA III    VA II SA
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
PIMCO Total Return Portfolio, Administrative Class(4)            2009        $10.00         $10.84    671,522     154,362
                                                                 2010                       $11.50    620,140     207,623
                                                                 2011                       $11.70    759,250     208,083
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
T. Rowe Price Blue Chip Growth Portfolio-II(3)                   2008        $10.00         $ 6.11    416,665     115,198
                                                                 2009                       $ 8.51    779,265     188,005
                                                                 2010                       $ 9.69    368,813     135,306
                                                                 2011                       $ 9.64    222,092     119,364
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
THIRD AVENUE VARIABLE SERIES TRUST
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
Third Avenue Value Portfolio(2)                                  2007        $10.00         $ 8.79     28,404      49,558
                                                                 2008                       $ 4.86    118,695      74,454
                                                                 2009                       $ 6.95    211,401     100,591
                                                                 2010                       $ 7.78     31,415      81,086
                                                                 2011                       $ 6.01      4,856      53,716
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
UIF Core Plus Fixed Income Portfolio, Class I(1)                 2003                                              21,745
                                                                 2004        $10.00         $10.04     10,406      59,864
                                                                 2005                       $10.28     47,458     155,604
                                                                 2006                       $10.48     88,534     196,382
                                                                 2007                       $10.87    163,550     208,949
                                                                 2008                       $ 9.59     80,081     152,208
                                                                 2009                       $10.33     73,983     115,238
                                                                 2010                       $10.87     53,382      87,359
                                                                 2011                       $11.27     32,319      89,490
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
UIF Emerging Markets Equity Portfolio, Class I(3)                2008        $10.00         $ 4.60    139,384      45,357
                                                                 2009                       $ 7.67    207,110     120,380
                                                                 2010                       $ 8.97    238,599     146,634
                                                                 2011                       $ 7.20    368,998     163,954
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------
UIF U. S. Real Estate Portfolio, Class I(1)                      2003                                              72,891
                                                                 2004        $10.00         $11.23      5,064     196,776
                                                                 2005                       $12.91     65,506     297,793
                                                                 2006                       $17.52     79,832     365,799
                                                                 2007                       $14.28     76,132     296,384
                                                                 2008                       $ 8.71    130,892     198,411
                                                                 2009                       $10.99     89,012     173,010
                                                                 2010                       $14.03     88,814     173,392
                                                                 2011                       $14.58     74,727     151,817
--------------------------------------------------------------- ------ ------------ -------------- ---------- -----------

1 Commencement of operations was October 18, 2004, with a beginning Accumulation Unit value of $10.00.
2 Commencement of operations was May 1, 2007, with a beginning Accumulation Unit value of $10.00.
3 Commencement of operations was May 1, 2008, with a beginning Accumulation Unit value of $10.00.
4 Commencement of operations was May 1, 2009, with a beginning Accumulation Unit value of $10.00.
5 Commencement of operations was March 10, 2011, with a beginning Accumulation Unit value of $10.00.
6 Commencement of operations was April 28, 2011, with a beginning Accumulation Unit value of $10.00
7 Commencement of operations was April 30, 2012, with a beginning Accumulation Unit value of $10.00.

                                   VA III-44

                      APPENDIX B - IRA DISCLOSURE STATEMENT

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Contract, please contact us at the address and telephone number shown below.

                    The Union Central Life Insurance Company
                                 P.O. Box 81889
                               Lincoln, NE  68501
                                  800-319-6902
                    7:45 a.m.- 4:30 p.m. (Central Time Zone)

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity Contract is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Contract is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Contract must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
-----------
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70
1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit of $5,000 in 2012 or 100% of your earned income (compensation), whichever is less. If you are age 50 (age 60 in New York) or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits are increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

                                   VA III-45

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are as follows:
                        Married Filing Jointly       Single/Head of Household
                        ----------------------       ------------------------
           Year                  AGI                          AGI
           ----
           2010           $89,000 - $109,000           $56,000 - $66,000
           2011           $90,000 - $110,000           $56,000 - $66,000
           2012           $92,000 - $112,000           $58,000 - $68,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $173,000; and the deductible contribution for you is phased out between $173,000 and $183,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular
IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life

You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a Beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectancy or the life expectancy of you and your designated Beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse;
(8) distributions to satisfy a levy issued by the IRS; or (9) as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

                                   VA III-46

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial adviser may calculate the amount of your minimum distribution each year to make sure this requirement is met coordinating it with other IRAs you may own. Failure to take the RMD could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated Beneficiary as required below and as selected by such Beneficiary.

If you die before the Required Beginning Date, your designated Beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or
2) distributed over the life or life expectancy of the named Beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named Beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper Beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated Beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the Beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper Beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole Beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your Beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA.
Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

                                   VA III-47

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, below.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2012. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits will be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA, respectively, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $110,000. Your ability to contribute to your Roth IRA is phased out at $125,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $173,000. Your ability to contribute to your Roth IRA is phased out at $183,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

                                   VA III-48

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Accumulation value will continue to be distributed to your designated Beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Contract is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated Beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated Beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. Conversions in 2010 can be included in taxable income ratably in 2011 and 2012. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs
-------------------------------------------------
Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a Regular IRA or as a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

                                   VA III-49

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth
IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Any Contract loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Contract loans may be taken.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Contract. The variable annuity Contract, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Contract IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Contract will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN
----------------------
We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                   VA III-50

                 TAX SHELTERED ANNUITY Under IRC Section 403(b)

The Contract may have been purchased by your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' SUMMARY OF EXPENSES and CHARGES AND OTHER DEDUCTIONS sections describe applicable costs. You should refer to the Contract and Riders for a full description of the benefits and charges of purchasing the Contract for an IRC 403(b) plan.

NOTICE REGARDING EXCHANGES
--------------------------
On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS
-------------
Contributions under the Contract must be remitted by the Employer. You may, if permitted by the applicable 403(b) plan documents and with our agreement, (i) transfer to the Contract any amount held under a Contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from an eligible retirement plan that meets the requirements of IRC Sections 403(b). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a Contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Contract are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $17,000 for 2012. Unless this Contract is purchased under an ERISA Plan, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Contract and all other 403(b), 401(k), or 457 plans, Contracts or arrangements with your Employer. If contributions to the Contract inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Contract withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5500 for 2012. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Contract to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Contract to comply with IRC Section 403(b) or the Plan.

DISTRIBUTIONS
-------------
When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Contract Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Accumulation value in the case of salary reduction contributions will only be permitted:
          o       upon the Owner's separation of service;
          o       after the Owner's age 59 1/2;
          o       due to disability within the meaning of IRC Section 72(m)(7);
          o       due to financial hardship;
          o       qualified reservist distribution.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Contract, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

                                   VA III-51

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted. However, the applicable plans' documents must both permit the transfer.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Contract pursuant to IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Contract, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Contract distributions permitted and made on account of a hardship.

If Contract annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Contract made on or after January 1, 2003, will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002 and 2004, respectively.

Required Minimum Distribution payments for this Contract must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Contract may be made from this Contract or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Contract's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Accumulation value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Accumulation value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a Beneficiary, then the Accumulation value may be paid over the life or life expectancy of the named Beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named Beneficiary is your spouse, the date that payments must begin under (a) above will not be before
          (i) December 31 of the calendar year which follows the year of your death or, if later,
          (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(b) CONTRACT TO A NON-403(b) QUALIFIED CONTRACT

Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Contract assets into another tax-qualified annuity Contract, including an Individual Retirement Annuity Contract. Should you desire to exercise such a roll over, you may elect to convert your existing 403(b) Contract with us into an IRA Contract. Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Contract with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

                                   VA III-52

                                CARILLON ACCOUNT

                                       of

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                             ("Union Central Life")

              5900 "O" Street, Lincoln, Nebraska 68510 402-467-1122

                    STATEMENT OF ADDITIONAL INFORMATION FOR:

                   VA I, VA II, VA II SA, and ADVANTAGE VA III
                  Flexible Premium Deferred Variable Annuities

                                   May 1, 2012

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Accordingly, this Statement should be read in conjunction with the current Prospectus for your Contract dated May 1, 2012, which may be obtained by calling The Union Central Life Insurance Company ("we", "our" or "Union Central Life") at 513-595-2600, or writing to our administrative offices at 1876 Waycross Road, Cincinnati, Ohio 45240.


                                TABLE OF CONTENTS

                                                                            Page

General Information and History................................................2
Other Information..............................................................2
Services.......................................................................2
Distribution of Contracts......................................................3
Calculation of Performance.....................................................3
Determination of Annuity Payments..............................................5
Miscellaneous Contract Provisions..............................................5
Asset Allocation Program.......................................................6
Licensing Agreement............................................................8
Custody of Carillon Account's Assets...........................................8
Independent Auditors and Independent Registered Public Accounting Firm.........8
Financial Statements of Carillon Account and of Union Central Life (following Page 8)

Carillon Account                        1

                         GENERAL INFORMATION AND HISTORY

Union Central Life, 5900 "O" Street, Lincoln, Nebraska 68510, is a Nebraska stock life insurance company organized under the insurance laws of the State of Ohio in 1887. Effective April 22, 2009, Union Central Life transferred its domicile from Ohio to Nebraska. Administrative offices for Union Central Life remain at 1876 Waycross Road, Cincinnati, Ohio 45240. We are engaged in the business of issuing life insurance and annuities, disability insurance, retirement plans and 401(k) plans throughout the United States.

Union Central Life is a wholly owned subsidiary of Ameritas Life Insurance Corp. ("Ameritas Life"), which is also a Nebraska stock life insurance company. Ameritas Life is wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI(R) Mutual Holding Company ("UNIFI(R)"), a Nebraska mutual insurance holding company. "UNIFI(R) Companies" is a marketing name for the subsidiaries of UNIFI(R). The UNIFI(R) Companies are a diversified family of financial services businesses. For a complete list of the UNIFI(R) Companies and their products and services, visit the UNIFI(R) Companies' website at www.unificompanies.com. Each UNIFI(R) company is solely responsible for its own financial condition and contractual obligations.

                                OTHER INFORMATION

Registration statements have been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts described in this Statement of Additional Information ("Statement"). Not all information set forth in the registration statements is addressed in the prospectus or this Statement. Information in the prospectus and this Statement is intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov, select "Filings," then type in "Carillon Account") or you may review and copy them (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-551-8090 for details and public hours.) The Contracts, which were issued by Union Central Life, are no longer available for new sales.

                                    SERVICES

Affiliates of Union Central Life provide administrative services to Union Central Life relating to policies offered by its separate accounts, including Carillon Account (the "Registrant"). For 2009 and 2010, these services were provided under the UNIFI(R) companies' General Administrative Services Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Union Central Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Union Central Life separate accounts are provided by Ameritas Life. Therefore, after January 1, 2011, Ameritas Life is the only affiliated company that Union Central Life will pay for administrative services under the current Agreement. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Union Central Life relating to the Registrant and its variable annuities under the terms of the Agreement, Union Central Life paid the following amounts to the listed affiliates in the last three years:

                                  ----------------------------------------
AFFILIATE:                         YEAR:     2009       2010       2011
--------------------------------- ------- ---------- ---------- ----------
Ameritas Life Insurance Corp.             $1,525,059 $1,134,073 $1,771,987
--------------------------------- ------- ---------- ---------- ----------
Acacia Life Insurance Company               $107,408    $49,713         $0
--------------------------------------------------------------------------

The Depositor entered into a Service Agreement dated May 1, 2010, with its affiliate, Summit Investment Advisors, Inc. ("Summit"), for purpose of Summit developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services Summit performed under this agreement for Carillon Account, in the year ended December 31, 2010, Union Central Life paid Summit $8,069 in the year ended December 31, 2010, and $10,442 in the year ended December 31, 2011.

Matters of state and federal law pertaining to the Policies have been reviewed by the UNIFI(R) legal staff.

Carillon Account                        2

                            DISTRIBUTION OF CONTRACTS

The Underwriter for the Contracts is Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also serves as the underwriter for other separate accounts and distributor for other variable annuity contracts and variable life insurance policies. AIC is a majority-owned subsidiary of our parent, Ameritas Life.

Contracts were offered on a continuous basis through life insurance agents of Union Central Life who were also registered representatives of AIC or another broker-dealer member of the Financial Industry Regulatory Authority.

As principal underwriter of the Carillon Account, the following distribution fees were paid to Ameritas Investment Corp., by Union Central Life:

                               Year                  Amount
                               2011                $1,620,429
                               2010                $1,855,287
                               2009                $2,497,165

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the SEC.

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Contract may be more or less than the premium invested in the Contract.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Contract Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Carillon Account                        3

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Contract is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Contract's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Contract mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Contract size of $30,000, so no Contract fee is currently applicable, and also assumes the Contract will continue (since the Contract is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of securities held by the portfolio and the portfolio's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Contract having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Contract deductions stated above, and dividing the net change in Contract value by the value of the Contract at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Carillon Account                        4

                        DETERMINATION OF ANNUITY PAYMENTS

The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

Annuity Unit Value - The value of an Annuity Unit in each Subaccount was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments
Union Central Life will pay all amounts due under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
     (2)  An  emergency  exists  as  defined  by  the  Securities  and  Exchange
          Commission;
     (3) Federal regulators require us to block a Contract under federal regulations related to anti-money laundering, anti-terrorism or homeland security efforts; or
     (4) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating
The VA II, VA II SA and Advantage VA III Contracts were issued on a participating basis, and as such are eligible to share in Union Central Life's profits and surplus to the extent determined by Union Central Life's Board of Directors in its sole discretion. Union Central Life anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contracts. The VA I is non-participating.

Misstatement and Proof of Age, Sex or Survival
Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central Life will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central Life will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Carillon Account                         5

Settlements
Union Central Life may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments
The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central Life, and Union Central Life will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification
Union Central Life may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                         ASSET ALLOCATION PROGRAM

The Service
Ameritas Investment Corp. ("AIC"), our affiliate and a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("Summit"), a registered investment advisor, which, like Ameritas Life, is wholly owned by AHC and ultimately by UNIFI(R). AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, Summit determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. Summit may also choose passively managed index investment options to optimize returns for a given risk profile. Summit's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, Summit looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. Summit avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Carillon Account                         6

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and Summit may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI(R) Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit, also an affiliate of ours. CIM and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves. Neither AIC nor we dictate to Summit the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

Carillon Account                         7

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                      CUSTODY OF CARILLON ACCOUNT'S ASSETS

Title to the assets of Carillon Account is held by Union Central Life. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     INDEPENDENT AUDITORS AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The balance sheets - statutory basis of The Union Central Life Insurance Company, a wholly owned subsidiary of Ameritas Life Insurance Corp., which is an indirect wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and the statements of net assets of each of the subaccounts of Carillon Account as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Carillon Account                         8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio


We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise the Carillon Account (the "Account") as of December 31, 2011 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Carillon Account as of December 31, 2011, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 20, 2012

                                      THE UNION CENTRAL LIFE INSURANCE COMPANY
                                      ----------------------------------------
                                                  CARILLON ACCOUNT
                                                  ----------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS
INVESTMENTS AT FAIR VALUE:

  The Alger Portfolios (Alger):
  -----------------------------
    Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
      42,798.141 shares at $51.95 per share (cost $1,853,857)                       $    2,223,363
    Alger Mid Cap Growth Portfolio, Class I-2 (Mid Cap) -
      239,496.346 shares at $11.66 per share (cost $3,784,882)                           2,792,527
  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
      135,204.042 shares at $6.14 per share (cost $927,488)                                830,153
    American Century VP Value Fund Portfolio, Class I (Value) -
      672,907.699 shares at $5.80 per share (cost $4,790,583)                            3,902,865
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
      17,410.553 shares at $13.50 per share (cost $202,729)                                235,042
    American Century VP International Fund Portfolio, Class I (International) -
      22,931.361 shares at $7.43 per share (cost $196,662)                                 170,380
  DWS Variable Series I (Scudder):
  --------------------------------
    DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
      602,597.032 shares at $18.58 per share (cost $12,155,360)                         11,196,253
    DWS International VIP Portfolio, Class A (International) -
      1,044,774.558 shares at $6.74 per share (cost $10,614,677)                         7,041,781
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Money Market VIP Portfolio, Class A (Money Market) -
      11,211,727.910 shares at $1.00 per share (cost $11,211,728)     $   11,211,728
         Dividends Receivable                                                     55
                                                                      --------------
           Total                                                                        11,211,783
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
      125,017.834 shares at $11.36 per share (cost $1,297,882)                           1,420,203
    DWS Global Thematic VIP Portfolio, Class A (Global) -
      5,009.297 shares at $7.90 per share (cost $39,732)                                    39,573
  Franklin Templeton Variable Insurance Product Trust (Franklin Templeton):
  -------------------------------------------------------------------------
    Templeton Growth Securities Fund Portfolio, Class 2 (Growth Securities) -
      8,769.285 shares at $10.11 per share (cost $111,054)                                  88,657
    Templeton Foreign Securities Fund Portfolio, Class 2 (Foreign Securities) -
      268,512.101 shares at $12.56 per share (cost $3,705,509)                           3,372,512
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco Van Kampen V.I. Equity and Income Fund
     Portfolio, Series I (Equity & Income) -
      2,889.045 shares at $13.64 per share (cost $42,913)                                   39,407
    Invesco V.I. Basic Value Fund Portfolio, Series I (Basic Value) -
      26,456.100 shares at $6.12 per share (cost $236,015)                                 161,911
    Invesco V.I. Capital Appreciation Fund Portfolio, Series I (Capital Appreciation) -
      175,393.132 shares at $21.42 per share (cost $4,068,278)                           3,756,921

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                                      THE UNION CENTRAL LIFE INSURANCE COMPANY
                                      ----------------------------------------
                                                  CARILLON ACCOUNT
                                                  ----------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  AIM Variable Insurance Funds (AIM),continued:
  ---------------------------------------------
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl Growth) -
      113,436.827 shares at $26.37 per share (cost $3,255,787)                      $    2,991,329
    Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
      221,884.411 shares at $12.14 per share (cost $2,858,591)                           2,693,677
  The Universal Institutional Funds, Inc. (Van Kampen):
  -----------------------------------------------------
    UIF Core Plus Fixed Income Portfolio, Class I (Core+Fixed) -
      142,355.818 shares at $10.19 per share (cost $1,528,955)                           1,450,606
    UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
      341,185.754 shares at $13.57 per share (cost $5,262,821)                           4,629,891
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      307,962.473 shares at $12.53 per share (cost $4,011,496)                           3,858,770
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
      16,604.986 shares at $14.26 per share (cost $203,067)                                236,787
    Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
      109,030.847 shares at $18.29 per share (cost $1,691,215)                           1,994,174
  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Growth Series Portfolio, Initial Class (Growth) -
      256,727.268 shares at $24.56 per share (cost $6,318,679)                           6,305,222
    MFS Investor Trust Series Portfolio, Initial Class (Investor Trust) -
      327,511.102 shares at $19.41 per share (cost $6,335,260)                           6,356,990
    MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
      217,057.895 shares at $14.29 per share (cost $3,118,167)                           3,101,757
    MFS Total Return Series Portfolio, Initial Class (Total Return) -
      187,037.696 shares at $18.53 per share (cost $3,689,857)                           3,465,809
    MFS High Income Series Portfolio, Initial Class (High Income) -
      542,641.188 shares at $8.29 per share (cost $4,866,365)                            4,498,495
    MFS Research International Series Portfolio, Initial Class (Research) -
      205,904.390 shares at $10.86 per share (cost $2,296,121)                           2,236,122
    MFS Utilities Series Portfolio, Initial Class (Utilities) -
      29,768.378 shares at $26.08 per share (cost $730,059)                                776,359
  Oppenheimer Variable Account Funds (Oppenheimer):
  -------------------------------------------------
    Oppenheimer Capital Appreciation Fund/VA Portfolio,
     Non-Service Shares (Cap App) -
      2,459.073 shares at $39.75 per share (cost $98,911)                                   97,748
    Oppenheimer Global Securities Fund/VA Portfolio,
     Non-Service Shares (Global Securities) -
      125,538.009 shares at $27.46 per share (cost $3,736,290)                           3,447,274

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                                      THE UNION CENTRAL LIFE INSURANCE COMPANY
                                      ----------------------------------------
                                                  CARILLON ACCOUNT
                                                  ----------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Oppenheimer Variable Account Funds (Oppenheimer), continued:
  ------------------------------------------------------------
    Oppenheimer Main Street Fund/VA Portfolio,
    Non-Service Shares (Growth & Income) -
      113,300.304 shares at $20.71 per share (cost $2,210,110)                      $    2,346,449
  Columbia Funds Variable Series Trust 2 (Seligman):
  --------------------------------------------------
    Columbia Variable Portfolio - Seligman Global Technology
     Fund Portfolio, Class 2 (Global Tech) -
      60,457.364 shares at $19.07 per share (cost $1,235,690)                            1,152,922
    Columbia Variable Portfolio - Select Smaller-Cap Value
     Fund Portfolio, Class 2 (Smaller Value) -
      482,008.516 shares at $10.50 per share (cost $5,750,771)                           5,061,089
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
      116,265.380 shares at $63.54 per share (cost $8,387,396)                           7,387,502
    Calvert VP Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
      258,833.102 shares at $55.50 per share (cost $13,758,812)                         14,365,237
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      345,149.056 shares at $76.32 per share (cost $28,740,675)
        Contracts in Accumulation                                     $   26,340,250
        Contracts in Payout                                                    1,526
                                                                      --------------
         Total                                                                          26,341,776
    Calvert VP Nasdaq 100 Index Portfolio (Nasdaq 100) -
      190,488.380 shares at $29.67 per share (cost $4,649,435)                           5,651,790
    Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell) -
      132,203.406 shares at $57.44 per share (cost $7,568,001)                           7,593,764
    Calvert VP S&P MidCap 400 Index Portfolio, Class I (Midcap 400) -
      263,223.187 shares at $66.38 per share (cost $15,023,875)                         17,472,755
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      367,770.670 shares at $64.22 per share (cost $27,107,208)
        Contracts in Accumulation                                     $   23,472,451
        Contracts in Payout                                                  145,781
                                                                      --------------
         Total                                                                          23,618,232
    Calvert VP Natural Resources Portfolio (Natural Resources) -
      89,707.736 shares at $49.84 per share (cost $4,504,155)                            4,471,034
    Calvert VP Inflation Protected Plus Portfolio (Inflation) -
      86,567.468 shares at $59.03 per share (cost $4,825,915)                            5,110,078
  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP Income Portfolio (Income) -
      770,567.536 shares at $15.75 per share (cost $11,162,298)                         12,136,439

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                                      THE UNION CENTRAL LIFE INSURANCE COMPANY
                                      ----------------------------------------
                                                  CARILLON ACCOUNT
                                                  ----------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert), continued:
  ---------------------------------------------------
    Calvert VP SRI Equity Portfolio (Social Equity) -
      5,019.194 shares at $19.09 per share (cost $86,085)                           $       95,816
    Calvert VP SRI Strategic Portfolio (Core Strat) -
      196,709.779 shares at $15.71 per share (cost $3,164,138)                           3,090,311
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      11,043.733 shares at $42.78 per share (cost $426,163)                                472,451
    Calvert VP SRI Balanced Portfolio (Balanced) -
      2,728,574.180 shares at $1.749 per share (cost $4,932,443)                         4,772,276
  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
      48,010.286 shares at $22.64 per share (cost $1,205,680)                            1,086,953
    Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity Inc. SC2) -
      16,802.111 shares at $18.41 per share (cost $312,078)                                309,327
    Fidelity VIP High Income Portfolio, Service Class 2 (High Inc. SC2) -
      1,080,355.547 shares at $5.26 per share (cost $5,906,142)                          5,682,670
    Fidelity VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
      37,482.221 shares at $28.58 per share (cost $920,823)                              1,071,242
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      31,449.781 shares at $11.42 per share (cost $493,526)                                359,157
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
      296,616.318 shares at $11.17 per share (cost $2,722,098)                           3,313,204
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      1,029,534.139 shares at $11.02 per share (cost $11,381,468)                       11,345,466
  Financial Investors Variable Insurance Trust - ALPS, Class II (Ibbotson):
  -------------------------------------------------------------------------
    Ibbotson Growth EFT Asset Allocation Portfolio, Class II (Growth) -
      4,080.067 shares at $9.07 per share (cost $42,392)                                    37,006
    Ibbotson Income and Growth EFT Asset Allocation Portfolio, Class II (Income) -
      11,829.925 shares at $10.49 per share (cost $131,424)                                124,096
    Ibbotson Balanced EFT Asset Allocation Portfolio, Class II (Balanced) -
      15,897.361 shares at $9.81 per share (cost $170,349)                                 155,953

                                                                                    --------------
  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                    $  261,249,336
                                                                                    ==============

The accompanying notes are an integral part of these financial statements.

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                 Alger
                                                                                    ------------------------------

                                                                                      Capital App
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $       3,077
 Mortality and expense risk charge                                                        (38,177)
                                                                                    --------------
Net investment income(loss)                                                               (35,100)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           184,010
                                                                                    --------------
Net realized gain(loss)                                                                   184,010
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (168,064)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (19,154)
                                                                                    ==============


                                                                                              Capital App
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (35,100)  $     (29,002)
 Net realized gain(loss)                                                                  184,010          59,235
 Net change in unrealized appreciation/depreciation                                      (168,064)        295,227
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (19,154)        325,460
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       85,497         210,600
 Transfers between subaccounts (including fixed account), net                            (206,138)        (12,147)
 Transfers for policyowner benefits and terminations                                     (536,250)       (382,072)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                    (656,891)       (183,619)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (676,045)        141,841
Net assets at beginning of period                                                       2,899,408       2,757,567
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,223,363   $   2,899,408
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

               Alger                                                  American Century
------------------------------------    ----------------------------------------------------------------------------
                                            Income &
     Mid Cap                                 Growth                                   Value
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        13,406                         $        14,531                         $        84,447
        (52,975)                                (14,013)                                (59,914)
----------------                        ----------------                        ----------------
        (39,569)                                    518                                  24,533
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
       (332,045)                                (42,355)                               (183,144)
----------------                        ----------------                        ----------------
       (332,045)                                (42,355)                               (183,144)
----------------                        ----------------                        ----------------

         82,673                                  58,304                                 143,131
----------------                        ----------------                        ----------------


$      (288,941)                        $        16,467                         $       (15,480)
================                        ================                        ================


              Mid Cap                             Income & Growth                               Value
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (39,569)    $       (58,153)    $           518     $           235     $        24,533     $        33,574
       (332,045)           (391,036)            (42,355)            (78,624)           (183,144)           (275,492)
         82,673           1,092,880              58,304             207,205             143,131             735,422
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (288,941)            643,691              16,467             128,816             (15,480)            493,504
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        119,329             220,728              28,579              36,882             111,500             138,382
       (531,525)           (377,790)            (66,975)            (15,200)           (137,175)           (295,815)
       (749,393)           (435,805)           (281,010)           (241,461)           (610,429)           (507,919)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,161,589)           (592,867)           (319,406)           (219,779)           (636,104)           (665,352)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,450,530)             50,824            (302,939)            (90,963)           (651,584)           (171,848)
      4,243,057           4,192,233           1,133,092           1,224,055           4,554,449           4,726,297
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,792,527     $     4,243,057     $       830,153     $     1,133,092     $     3,902,865     $     4,554,449
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                           American Century
                                                                                    ------------------------------
                                                                                       Mid Cap
                                                                                        Value
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $       3,693
 Mortality and expense risk charge                                                         (4,318)
                                                                                    --------------
Net investment income(loss)                                                                  (625)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                            8,003
 Net realized gain(loss) on sale of fund shares                                            23,586
                                                                                    --------------
Net realized gain(loss)                                                                    31,589
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            (39,337)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $      (8,373)
                                                                                    ==============


                                                                                             Mid Cap Value
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $        (625)  $       2,294
 Net realized gain(loss)                                                                   31,589          15,798
 Net change in unrealized appreciation/depreciation                                       (39,337)         33,836
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                           (8,373)         51,928
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                        6,003           2,425
 Transfers between subaccounts (including fixed account), net                             (54,254)         (6,663)
 Transfers for policyowner benefits and terminations                                      (44,800)        (53,466)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                     (93,051)        (57,704)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (101,424)         (5,776)
Net assets at beginning of period                                                         336,466         342,242
                                                                                    --------------  --------------
Net assets at end of period                                                         $     235,042   $     336,466
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

          American Century                                                Scudder
------------------------------------    ----------------------------------------------------------------------------

 International                           Capital Growth                          International
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         3,442                         $        99,409                         $       152,348
         (4,224)                               (171,029)                               (112,495)
----------------                        ----------------                        ----------------
           (782)                                (71,620)                                 39,853
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
           (941)                                (82,628)                               (456,312)
----------------                        ----------------                        ----------------
           (941)                                (82,628)                               (456,312)
----------------                        ----------------                        ----------------

        (25,001)                               (533,948)                             (1,069,774)
----------------                        ----------------                        ----------------


$       (26,724)                        $      (688,196)                        $    (1,486,233)
================                        ================                        ================


            International                          Capital Growth                           International
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (782)    $         2,208     $       (71,620)    $       (57,936)    $        39,853     $        77,755
           (941)            (16,347)            (82,628)           (343,116)           (456,312)           (490,671)
        (25,001)             45,477            (533,948)          2,270,957          (1,069,774)            375,214
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (26,724)             31,338            (688,196)          1,869,905          (1,486,233)            (37,702)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          6,152              12,612             229,061             214,835             527,605             208,346
          2,622             (18,873)           (756,226)           (390,357)           (434,922)           (394,030)
       (126,844)            (88,596)         (1,553,572)         (1,578,973)           (969,989)         (1,029,099)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (118,070)            (94,857)         (2,080,737)         (1,754,495)           (877,306)         (1,214,783)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (144,794)            (63,519)         (2,768,933)            115,410          (2,363,539)         (1,252,485)
        315,174             378,693          13,965,186          13,849,776           9,405,320          10,657,805
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       170,380     $       315,174     $    11,196,253     $    13,965,186     $     7,041,781     $     9,405,320
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                               Scudder
                                                                                    ------------------------------
                                                                                        Money
                                                                                        Market
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $       1,158
 Mortality and expense risk charge                                                       (169,511)
                                                                                    --------------
Net investment income(loss)                                                              (168,353)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                              ----
                                                                                    --------------
Net realized gain(loss)                                                                      ----
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               ----
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (168,353)
                                                                                    ==============


                                                                                              Money Market
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $    (168,353)  $    (201,339)
 Net realized gain(loss)                                                                     ----            ----
 Net change in unrealized appreciation/depreciation                                          ----            ----
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (168,353)       (201,339)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      603,497       1,172,687
 Transfers between subaccounts (including fixed account), net                           2,563,425         695,254
 Transfers for policyowner benefits and terminations                                   (4,654,615)     (3,981,251)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                  (1,487,693)     (2,113,310)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (1,656,046)     (2,314,649)
Net assets at beginning of period                                                      12,867,829      15,182,478
                                                                                    --------------  --------------
Net assets at end of period                                                         $  11,211,783   $  12,867,829
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                   Scudder                                               Franklin Templeton
----------------------------------------------------------------------------    ------------------------------------
                                                                                     Growth
   Mid Value                                 Global                                Securities
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        10,902                         $           299                         $         1,314
        (21,477)                                   (783)                                 (1,881)
----------------                        ----------------                        ----------------
        (10,575)                                   (484)                                   (567)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         48,914                                     416                                  (1,958)
----------------                        ----------------                        ----------------
         48,914                                     416                                  (1,958)
----------------                        ----------------                        ----------------

       (150,395)                                 (7,940)                                 (4,657)
----------------                        ----------------                        ----------------


$      (112,056)                        $        (8,008)                        $        (7,182)
================                        ================                        ================


             Mid Value                                Global                            Growth Securities
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (10,575)    $         1,961     $          (484)    $          (241)    $          (567)    $          (559)
         48,914              71,137                 416               2,468              (1,958)            (17,606)
       (150,395)             56,258              (7,940)              2,541              (4,657)             21,286
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (112,056)            129,356              (8,008)              4,768              (7,182)              3,121
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         29,254             241,740               4,390              31,297               1,159              13,315
        460,779          (1,196,042)             (3,080)            (25,184)            (12,800)            (34,674)
       (107,690)           (205,805)             (1,110)             (1,600)             (7,445)            (25,714)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        382,343          (1,160,107)                200               4,513             (19,086)            (47,073)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        270,287          (1,030,751)             (7,808)              9,281             (26,268)            (43,952)
      1,149,916           2,180,667              47,381              38,100             114,925             158,877
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,420,203     $     1,149,916     $        39,573     $        47,381     $        88,657     $       114,925
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                          Franklin Templeton
                                                                                    ------------------------------
                                                                                       Foreign
                                                                                      Securities
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      72,450
 Mortality and expense risk charge                                                        (58,148)
                                                                                    --------------
Net investment income(loss)                                                                14,302
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            32,416
                                                                                    --------------
Net realized gain(loss)                                                                    32,416
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (498,186)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (451,468)
                                                                                    ==============


                                                                                          Foreign Securities
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $      14,302   $      21,874
 Net realized gain(loss)                                                                   32,416         (45,506)
 Net change in unrealized appreciation/depreciation                                      (498,186)        310,290
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (451,468)        286,658
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                         ----            (708)
 Transfers between subaccounts (including fixed account), net                            (223,587)       (168,230)
 Transfers for policyowner benefits and terminations                                     (669,142)       (586,187)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                    (892,729)       (755,125)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (1,344,197)       (468,467)
Net assets at beginning of period                                                       4,716,709       5,185,176
                                                                                    --------------  --------------
Net assets at end of period                                                         $   3,372,512   $   4,716,709
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                         AIM
--------------------------------------------------------------------------------------------------------------------
    Equity &                                                                        Capital
     Income                               Basic Value                             Appreciation
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$           113                         $         1,568                         $         6,435
           (499)                                 (3,439)                                (59,379)
----------------                        ----------------                        ----------------
           (386)                                 (1,871)                                (52,944)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
           (146)                                (21,840)                                  5,192
----------------                        ----------------                        ----------------
           (146)                                (21,840)                                  5,192
----------------                        ----------------                        ----------------

         (3,506)                                 16,639                                (329,877)
----------------                        ----------------                        ----------------


$        (4,038)                        $        (7,072)                        $      (377,629)
================                        ================                        ================


          Equity & Income                            Basic Value                        Capital Appreciation
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (386)    $          ----     $        (1,871)    $        (2,779)    $       (52,944)    $       (29,254)
           (146)               ----             (21,840)            (21,499)              5,192             (99,297)
         (3,506)               ----              16,639              32,498            (329,877)            704,794
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (4,038)               ----              (7,072)              8,220            (377,629)            576,243
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----               8,454              23,466             119,846             165,671
         44,413                ----             (15,107)             (6,195)           (176,495)           (190,418)
           (968)               ----             (41,603)            (28,064)           (467,929)           (615,861)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         43,445                ----             (48,256)            (10,793)           (524,578)           (640,608)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         39,407                ----             (55,328)             (2,573)           (902,207)            (64,365)
           ----                ----             217,239             219,812           4,659,128           4,723,493
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        39,407     $          ----     $       161,911     $       217,239     $     3,756,921     $     4,659,128
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                 AIM
                                                                                    ------------------------------
                                                                                         Intl
                                                                                        Growth
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      10,242
 Mortality and expense risk charge                                                        (29,738)
                                                                                    --------------
Net investment income(loss)                                                               (19,496)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            37,206
                                                                                    --------------
Net realized gain(loss)                                                                    37,206
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (375,953)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (358,243)
                                                                                    ==============


                                                                                              Intl Growth
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (19,496)  $       5,937
 Net realized gain(loss)                                                                   37,206           5,736
 Net change in unrealized appreciation/depreciation                                      (375,953)         54,874
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (358,243)         66,547
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       38,476          60,939
 Transfers between subaccounts (including fixed account), net                           3,009,402         121,730
 Transfers for policyowner benefits and terminations                                     (346,766)        (38,416)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                   2,701,112         144,253
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  2,342,869         210,800
Net assets at beginning of period                                                         648,460         437,660
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,991,329   $     648,460
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                AIM                                                      Van Kampen
------------------------------------    ----------------------------------------------------------------------------
                                                                                       U.S.
     Global                                Core+Fixed                              Real Estate
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        96,175                         $        54,237                         $        40,827
        (30,430)                                (23,205)                                (72,765)
----------------                        ----------------                        ----------------
         65,745                                  31,032                                 (31,938)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
          7,306                                 (32,658)                               (190,212)
----------------                        ----------------                        ----------------
          7,306                                 (32,658)                               (190,212)
----------------                        ----------------                        ----------------

       (341,331)                                 60,989                                 429,786
----------------                        ----------------                        ----------------


$      (268,280)                        $        59,363                         $       207,636
================                        ================                        ================


               Global                                Core+Fixed                            U.S. Real Estate
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        65,745     $        18,806     $        31,032     $        85,759     $       (31,938)    $        30,948
          7,306             152,619             (32,658)            (59,474)           (190,212)           (329,358)
       (341,331)           (133,688)             60,989              79,074             429,786           1,415,633
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (268,280)             37,737              59,363             105,359             207,636           1,117,223
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         33,153             233,150              22,881              21,997             141,561             221,602
      2,245,866          (1,130,898)            (44,259)            (69,916)           (131,246)            282,667
       (152,451)           (181,407)           (185,516)           (493,588)           (703,723)           (497,155)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      2,126,568          (1,079,155)           (206,894)           (541,507)           (693,408)              7,114
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,858,288          (1,041,418)           (147,531)           (436,148)           (485,772)          1,124,337
        835,389           1,876,807           1,598,137           2,034,285           5,115,663           3,991,326
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,693,677     $       835,389     $     1,450,606     $     1,598,137     $     4,629,891     $     5,115,663
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                              Van Kampen
                                                                                    ------------------------------
                                                                                       Emerging
                                                                                        Markets
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      17,085
 Mortality and expense risk charge                                                        (62,415)
                                                                                    --------------
Net investment income(loss)                                                               (45,330)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            56,038
                                                                                    --------------
Net realized gain(loss)                                                                    56,038
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (856,142)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (845,434)
                                                                                    ==============


                                                                                           Emerging Markets
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (45,330)  $     (31,548)
 Net realized gain(loss)                                                                   56,038          86,098
 Net change in unrealized appreciation/depreciation                                      (856,142)        486,186
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (845,434)        540,736
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      110,427         316,492
 Transfers between subaccounts (including fixed account), net                           1,490,881         298,024
 Transfers for policyowner benefits and terminations                                     (369,111)       (204,095)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                   1,232,197         410,421
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    386,763         951,157
Net assets at beginning of period                                                       3,472,007       2,520,850
                                                                                    --------------  --------------
Net assets at end of period                                                         $   3,858,770   $   3,472,007
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                              Neuberger Berman                                                  MFS
----------------------------------------------------------------------------    ------------------------------------

    Regency                                 Guardian                                 Growth
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         1,790                         $        10,215                         $        13,211
        (36,024)                                (31,309)                                (94,752)
----------------                        ----------------                        ----------------
        (34,234)                                (21,094)                                (81,541)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
      1,071,876                                 171,884                                  27,577
----------------                        ----------------                        ----------------
      1,071,876                                 171,884                                  27,577
----------------                        ----------------                        ----------------

       (836,846)                               (211,006)                                (41,629)
----------------                        ----------------                        ----------------


$       200,796                         $       (60,216)                        $       (95,593)
================                        ================                        ================


              Regency                                 Guardian                                Growth
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (34,234)    $        (6,714)    $       (21,094)    $       (25,385)    $       (81,541)    $       (90,440)
      1,071,876              35,518             171,884              71,719              27,577            (158,335)
       (836,846)            871,670            (211,006)            381,550             (41,629)          1,182,268
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        200,796             900,474             (60,216)            427,884             (95,593)            933,493
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         60,428              66,571              52,646              45,179             154,127             152,050
     (3,761,221)          3,060,369               1,432            (369,311)           (343,323)           (354,089)
       (212,211)           (130,245)           (683,073)           (398,995)           (963,551)           (919,102)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (3,913,004)          2,996,695            (628,995)           (723,127)         (1,152,747)         (1,121,141)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (3,712,208)          3,897,169            (689,211)           (295,243)         (1,248,340)           (187,648)
      3,948,995              51,826           2,683,385           2,978,628           7,553,562           7,741,210
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       236,787     $     3,948,995     $     1,994,174     $     2,683,385     $     6,305,222     $     7,553,562
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                  MFS
                                                                                    ------------------------------
                                                                                       Investor
                                                                                        Trust
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      64,241
 Mortality and expense risk charge                                                        (94,525)
                                                                                    --------------
Net investment income(loss)                                                               (30,284)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            42,464
                                                                                    --------------
Net realized gain(loss)                                                                    42,464
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (243,788)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (231,608)
                                                                                    ==============


                                                                                            Investor Trust
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (30,284)  $      (9,828)
 Net realized gain(loss)                                                                   42,464         (57,317)
 Net change in unrealized appreciation/depreciation                                      (243,788)        727,614
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (231,608)        660,469
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      129,543         149,761
 Transfers between subaccounts (including fixed account), net                            (179,223)       (301,579)
 Transfers for policyowner benefits and terminations                                     (813,673)       (810,211)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                    (863,353)       (962,029)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (1,094,961)       (301,560)
Net assets at beginning of period                                                       7,451,951       7,753,511
                                                                                    --------------  --------------
Net assets at end of period                                                         $   6,356,990   $   7,451,951
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      MFS
--------------------------------------------------------------------------------------------------------------------
      New                                    Total                                    High
   Discovery                                Return                                   Income
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $        95,875                         $       422,101
        (54,957)                                (52,455)                                (72,884)
----------------                        ----------------                        ----------------
        (54,957)                                 43,420                                 349,217
----------------                        ----------------                        ----------------


        459,427                                    ----                                    ----
        211,597                                 (32,965)                                 (3,412)
----------------                        ----------------                        ----------------
        671,024                                 (32,965)                                 (3,412)
----------------                        ----------------                        ----------------

     (1,022,769)                                  5,389                                (186,566)
----------------                        ----------------                        ----------------


$      (406,702)                        $        15,844                         $       159,239
================                        ================                        ================


            New Discovery                           Total Return                            High Income
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (54,957)    $       (51,672)    $        43,420     $        58,424     $       349,217     $       318,989
        671,024              78,011             (32,965)           (107,580)             (3,412)            (89,108)
     (1,022,769)          1,060,108               5,389             360,204            (186,566)            432,110
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (406,702)          1,086,447              15,844             311,048             159,239             661,991
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        110,147             123,619              62,700              79,919              89,281             106,811
       (254,500)             (5,662)            (46,866)           (154,041)           (447,645)            (38,913)
       (521,230)           (502,573)           (485,748)           (563,074)           (707,444)           (694,503)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (665,583)           (384,616)           (469,914)           (637,196)         (1,065,808)           (626,605)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,072,285)            701,831            (454,070)           (326,148)           (906,569)             35,386
      4,174,042           3,472,211           3,919,879           4,246,027           5,405,064           5,369,678
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     3,101,757     $     4,174,042     $     3,465,809     $     3,919,879     $     4,498,495     $     5,405,064
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                  MFS
                                                                                    ------------------------------

                                                                                       Research
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      53,373
 Mortality and expense risk charge                                                        (72,686)
                                                                                    --------------
Net investment income(loss)                                                               (19,313)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           503,857
                                                                                    --------------
Net realized gain(loss)                                                                   503,857
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (631,320)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (146,776)
                                                                                    ==============


                                                                                               Research
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (19,313)  $        (185)
 Net realized gain(loss)                                                                  503,857        (121,038)
 Net change in unrealized appreciation/depreciation                                      (631,320)        457,844
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (146,776)        336,621
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       88,407         679,867
 Transfers between subaccounts (including fixed account), net                          (3,081,258)       (902,267)
 Transfers for policyowner benefits and terminations                                     (348,377)       (450,208)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                  (3,341,228)       (672,608)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (3,488,004)       (335,987)
Net assets at beginning of period                                                       5,724,126       6,060,113
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,236,122   $   5,724,126
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                 MFS                                                    Oppenheimer
------------------------------------    ----------------------------------------------------------------------------
                                                                                     Global
    Utilities                                Cap App                               Securities
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        24,457                         $           395                         $        53,464
         (9,215)                                 (2,035)                                (57,281)
----------------                        ----------------                        ----------------
         15,242                                  (1,640)                                 (3,817)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         26,976                                     523                                  17,328
----------------                        ----------------                        ----------------
         26,976                                     523                                  17,328
----------------                        ----------------                        ----------------

        (20,102)                                 (1,577)                               (367,501)
----------------                        ----------------                        ----------------


$        22,116                         $        (2,694)                        $      (353,990)
================                        ================                        ================


             Utilities                                Cap App                             Global Securities
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        15,242     $        10,001     $        (1,640)    $        (1,982)    $        (3,817)    $         1,905
         26,976               6,483                 523              (2,386)             17,328             (88,722)
        (20,102)             43,631              (1,577)             11,775            (367,501)            647,448
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         22,116              60,115              (2,694)              7,407            (353,990)            560,631
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         56,258              53,297                 150              10,477             100,525             193,587
        256,979              16,913             (10,428)               ----            (190,863)           (287,595)
        (88,145)            (60,112)            (14,010)            (16,712)           (475,185)           (544,546)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        225,092              10,098             (24,288)             (6,235)           (565,523)           (638,554)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        247,208              70,213             (26,982)              1,172            (919,513)            (77,923)
        529,151             458,938             124,730             123,558           4,366,787           4,444,710
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       776,359     $       529,151     $        97,748     $       124,730     $     3,447,274     $     4,366,787
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                              Oppenheimer
                                                                                    ------------------------------
                                                                                        Growth
                                                                                       & Income
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      22,157
 Mortality and expense risk charge                                                        (35,367)
                                                                                    --------------
Net investment income(loss)                                                               (13,210)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            31,846
                                                                                    --------------
Net realized gain(loss)                                                                    31,846
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            (51,575)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (32,939)
                                                                                    ==============


                                                                                           Growth & Income
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (13,210)  $      (6,854)
 Net realized gain(loss)                                                                   31,846         (29,613)
 Net change in unrealized appreciation/depreciation                                       (51,575)        396,320
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (32,939)        359,853
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       89,148          99,634
 Transfers between subaccounts (including fixed account), net                            (160,330)       (176,549)
 Transfers for policyowner benefits and terminations                                     (318,153)       (391,228)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                    (389,335)       (468,143)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (422,274)       (108,290)
Net assets at beginning of period                                                       2,768,723       2,877,013
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,346,449   $   2,768,723
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                  Seligman                                                     Summit
----------------------------------------------------------------------------    ------------------------------------
     Global                                 Smaller
      Tech                                   Value                                 EAFE Intl.
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $          ----                         $       194,723
        (14,787)                                (65,874)                               (148,230)
----------------                        ----------------                        ----------------
        (14,787)                                (65,874)                                 46,493
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         (2,605)                                (60,067)                                152,025
----------------                        ----------------                        ----------------
         (2,605)                                (60,067)                                152,025
----------------                        ----------------                        ----------------

        (82,768)                               (689,683)                             (1,195,504)
----------------                        ----------------                        ----------------


$      (100,160)                        $      (815,624)                        $      (996,986)
================                        ================                        ================


             Global Tech                            Smaller Value                            EAFE Intl.
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (14,787)    $          ----     $       (65,874)    $          ----     $        46,493     $         1,750
         (2,605)               ----             (60,067)               ----             152,025            (118,250)
        (82,768)               ----            (689,683)               ----          (1,195,504)          1,412,514
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (100,160)               ----            (815,624)               ----            (996,986)          1,296,014
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         23,394                ----              98,033                ----             272,730             326,978
      1,383,497                ----           6,551,619                ----          (1,086,907)          4,388,328
       (153,809)               ----            (772,939)               ----          (1,148,066)           (634,152)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      1,253,082                ----           5,876,713                ----          (1,962,243)          4,081,154
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,152,922                ----           5,061,089                ----          (2,959,229)          5,377,168
           ----                ----                ----                ----          10,346,731           4,969,563
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,152,922     $          ----     $     5,061,089     $          ----     $     7,387,502     $    10,346,731
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                Summit
                                                                                    ------------------------------

                                                                                       Barclays
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     338,566
 Mortality and expense risk charge                                                       (230,082)
                                                                                    --------------
Net investment income(loss)                                                               108,484
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                           95,552
 Net realized gain(loss) on sale of fund shares                                           177,352
                                                                                    --------------
Net realized gain(loss)                                                                   272,904
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            526,373
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     907,761
                                                                                    ==============


                                                                                               Barclays
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     108,484   $     105,343
 Net realized gain(loss)                                                                  272,904          79,440
 Net change in unrealized appreciation/depreciation                                       526,373          34,102
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          907,761         218,885
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      263,016         285,753
 Transfers between subaccounts (including fixed account), net                           2,579,215       7,313,627
 Transfers for policyowner benefits and terminations                                   (1,439,725)       (635,879)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                   1,402,506       6,963,501
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  2,310,267       7,182,386
Net assets at beginning of period                                                      12,054,970       4,872,584
                                                                                    --------------  --------------
Net assets at end of period                                                         $  14,365,237   $  12,054,970
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------

    S&P 500                                Nasdaq 100                               Russell
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       413,094                         $        16,174                         $        41,457
       (369,087)                                (97,039)                               (137,747)
----------------                        ----------------                        ----------------
         44,007                                 (80,865)                                (96,290)
----------------                        ----------------                        ----------------


        849,183                                 292,862                                 272,732
       (161,352)                                474,708                                 424,596
----------------                        ----------------                        ----------------
        687,831                                 767,570                                 697,328
----------------                        ----------------                        ----------------

       (737,625)                               (555,660)                               (943,919)
----------------                        ----------------                        ----------------


$        (5,787)                        $       131,045                         $      (342,881)
================                        ================                        ================


              S&P 500                                Nasdaq 100                               Russell
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        44,007     $         7,208     $       (80,865)    $       (63,534)    $       (96,290)    $       (75,843)
        687,831             114,764             767,570             115,800             697,328             (94,209)
       (737,625)          3,030,130            (555,660)          1,162,433            (943,919)          2,485,260
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (5,787)          3,152,102             131,045           1,214,699            (342,881)          2,315,208
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        567,982             633,569             146,534             202,683             208,792             279,925
      2,766,215          (1,164,252)           (591,480)          2,147,901          (2,012,627)          2,334,057
     (3,377,498)         (3,118,083)           (801,526)           (432,063)         (1,235,716)         (1,063,275)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (43,301)         (3,648,766)         (1,246,472)          1,918,521          (3,039,551)          1,550,707
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (49,088)           (496,664)         (1,115,427)          3,133,220          (3,382,432)          3,865,915
     26,390,864          26,887,528           6,767,217           3,633,997          10,976,196           7,110,281
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    26,341,776     $    26,390,864     $     5,651,790     $     6,767,217     $     7,593,764     $    10,976,196
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                Summit
                                                                                    ------------------------------

                                                                                      Midcap 400
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     125,957
 Mortality and expense risk charge                                                       (273,227)
                                                                                    --------------
Net investment income(loss)                                                              (147,270)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           625,316
                                                                                    --------------
Net realized gain(loss)                                                                   625,316
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (1,049,241)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (571,195)
                                                                                    ==============


                                                                                              Midcap 400
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $    (147,270)  $    (119,102)
 Net realized gain(loss)                                                                  625,316         199,326
 Net change in unrealized appreciation/depreciation                                    (1,049,241)      4,074,300
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (571,195)      4,154,524
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      399,387         435,153
 Transfers between subaccounts (including fixed account), net                             (78,423)        818,520
 Transfers for policyowner benefits and terminations                                   (2,231,473)     (2,432,320)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                  (1,910,509)     (1,178,647)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (2,481,704)      2,975,877
Net assets at beginning of period                                                      19,954,459      16,978,582
                                                                                    --------------  --------------
Net assets at end of period                                                         $  17,472,755   $  19,954,459
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------
                                             Natural
     Zenith                                 Resources                              Inflation
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       532,804                         $        14,661                         $        90,222
       (397,037)                                (73,110)                                (64,181)
----------------                        ----------------                        ----------------
        135,767                                 (58,449)                                 26,041
----------------                        ----------------                        ----------------


           ----                                    ----                                  37,915
       (706,034)                                154,444                                  73,724
----------------                        ----------------                        ----------------
       (706,034)                                154,444                                 111,639
----------------                        ----------------                        ----------------

        (69,839)                               (606,073)                                199,379
----------------                        ----------------                        ----------------


$      (640,106)                        $      (510,078)                        $       337,059
================                        ================                        ================


               Zenith                            Natural Resources                           Inflation
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       135,767     $       (11,652)    $       (58,449)    $       (42,669)    $        26,041     $        (2,759)
       (706,034)         (1,558,893)            154,444             (40,063)            111,639             154,317
        (69,839)          4,273,634            (606,073)          1,008,480             199,379              20,987
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (640,106)          2,703,089            (510,078)            925,748             337,059             172,545
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        395,301           1,307,728             102,951             143,955             105,116             590,756
     (4,049,931)         (3,523,681)            (16,472)          1,297,512           2,460,435          (1,378,988)
     (3,542,088)         (3,168,281)           (430,648)           (319,715)           (461,895)           (265,663)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (7,196,718)         (5,384,234)           (344,169)          1,121,752           2,103,656          (1,053,895)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (7,836,824)         (2,681,145)           (854,247)          2,047,500           2,440,715            (881,350)
     31,455,056          34,136,201           5,325,281           3,277,781           2,669,363           3,550,713
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    23,618,232     $    31,455,056     $     4,471,034     $     5,325,281     $     5,110,078     $     2,669,363
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                Calvert
                                                                                    ------------------------------

                                                                                        Income
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     509,780
 Mortality and expense risk charge                                                       (196,252)
                                                                                    --------------
Net investment income(loss)                                                               313,528
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           468,869
                                                                                    --------------
Net realized gain(loss)                                                                   468,869
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (420,635)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     361,762
                                                                                    ==============


                                                                                                Income
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     313,528   $     447,350
 Net realized gain(loss)                                                                  468,869         369,726
 Net change in unrealized appreciation/depreciation                                      (420,635)        220,011
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          361,762       1,037,087
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      169,504         529,020
 Transfers between subaccounts (including fixed account), net                          (2,147,757)     (1,782,800)
 Transfers for policyowner benefits and terminations                                   (1,884,446)     (1,349,074)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                  (3,862,699)     (2,602,854)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (3,500,937)     (1,565,767)
Net assets at beginning of period                                                      15,637,376      17,203,143
                                                                                    --------------  --------------
Net assets at end of period                                                         $  12,136,439   $  15,637,376
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

 Social Equity                             Core Strat                               Small Cap
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $        16,826                         $          ----
         (1,475)                               (109,177)                                 (8,472)
----------------                        ----------------                        ----------------
         (1,475)                                (92,351)                                 (8,472)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
          7,323                                 850,472                                  57,388
----------------                        ----------------                        ----------------
          7,323                                 850,472                                  57,388
----------------                        ----------------                        ----------------

         (7,274)                             (1,008,150)                                (88,914)
----------------                        ----------------                        ----------------


$        (1,426)                        $      (250,029)                        $       (39,998)
================                        ================                        ================


           Social Equity                             Core Strat                              Small Cap
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (1,475)    $          (761)    $       (92,351)    $      (124,393)    $        (8,472)    $       (15,383)
          7,323                 278             850,472             (51,463)             57,388             170,005
         (7,274)             10,094          (1,008,150)            794,230             (88,914)            (59,754)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (1,426)              9,611            (250,029)            618,374             (39,998)             94,868
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          4,947               5,637             122,220           1,022,269              25,934             140,540
         (2,256)             59,131          (5,381,849)         (1,054,647)            (14,016)           (925,987)
         (6,042)             (1,785)           (534,470)           (643,298)            (50,707)            (55,065)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         (3,351)             62,983          (5,794,099)           (675,676)            (38,789)           (840,512)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (4,777)             72,594          (6,044,128)            (57,302)            (78,787)           (745,644)
        100,593              27,999           9,134,439           9,191,741             551,238           1,296,882
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        95,816     $       100,593     $     3,090,311     $     9,134,439     $       472,451     $       551,238
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                                Calvert
                                                                                    ------------------------------

                                                                                       Balanced
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      63,036
 Mortality and expense risk charge                                                        (45,880)
                                                                                    --------------
Net investment income(loss)                                                                17,156
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           (19,127)
                                                                                    --------------
Net realized gain(loss)                                                                   (19,127)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (160,166)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (162,137)
                                                                                    ==============


                                                                                               Balanced
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $      17,156   $        ----
 Net realized gain(loss)                                                                  (19,127)           ----
 Net change in unrealized appreciation/depreciation                                      (160,166)           ----
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (162,137)           ----
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       31,735            ----
 Transfers between subaccounts (including fixed account), net                           5,230,767            ----
 Transfers for policyowner benefits and terminations                                     (328,089)           ----
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                   4,934,413            ----
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  4,772,276            ----
Net assets at beginning of period                                                            ----            ----
                                                                                    --------------  --------------
Net assets at end of period                                                         $   4,772,276   $        ----
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
   Contrafund                              Equity Inc.                              High Inc.
      SC2                                     SC2                                     SC2
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         9,053                         $         7,296                         $       388,762
        (19,017)                                 (7,037)                                (71,237)
----------------                        ----------------                        ----------------
         (9,964)                                    259                                 317,525
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
        (35,137)                                 (2,802)                                 29,845
----------------                        ----------------                        ----------------
        (35,137)                                 (2,802)                                 29,845
----------------                        ----------------                        ----------------

        (12,626)                                 (9,318)                               (367,347)
----------------                        ----------------                        ----------------


$       (57,727)                        $       (11,861)                        $       (19,977)
================                        ================                        ================


           Contrafund SC2                          Equity Inc. SC2                          High Inc. SC2
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (9,964)    $        (5,521)    $           259     $          (914)    $       317,525     $       114,411
        (35,137)            (62,636)             (2,802)            (29,768)             29,845             232,572
        (12,626)            253,825              (9,318)             93,965            (367,347)              3,979
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (57,727)            185,668             (11,861)             63,283             (19,977)            350,962
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         36,118              94,120              15,042              22,976              51,757             656,029
        (72,030)              6,881            (202,371)           (158,466)          3,579,143          (3,509,495)
       (213,424)           (182,844)            (39,831)            (62,542)           (418,228)           (300,720)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (249,336)            (81,843)           (227,160)           (198,032)          3,212,672          (3,154,186)

       (307,063)            103,825            (239,021)           (134,749)          3,192,695          (2,803,224)
      1,394,016           1,290,191             548,348             683,097           2,489,975           5,293,199
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,086,953     $     1,394,016     $       309,327     $       548,348     $     5,682,670     $     2,489,975
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                       Mid Cap
                                                                                         SC2
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $         264
 Mortality and expense risk charge                                                        (28,647)
                                                                                    --------------
Net investment income(loss)                                                               (28,383)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                            2,075
 Net realized gain(loss) on sale of fund shares                                           352,632
                                                                                    --------------
Net realized gain(loss)                                                                   354,707
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (466,172)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (139,848)
                                                                                    ==============


                                                                                              Mid Cap SC2
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (28,383)  $     (32,434)
 Net realized gain(loss)                                                                  354,707          95,923
 Net change in unrealized appreciation/depreciation                                      (466,172)        384,873
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (139,848)        448,362
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       50,352         274,733
 Transfers between subaccounts (including fixed account), net                            (967,635)        (98,265)
 Transfers for policyowner benefits and terminations                                     (127,773)       (118,177)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                  (1,045,056)         58,291
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (1,184,904)        506,653
Net assets at beginning of period                                                       2,256,146       1,749,493
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,071,242   $   2,256,146
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

            Third Avenue                              T. Rowe                                  Pimco
------------------------------------    ------------------------------------    ------------------------------------

     Value                                 Blue Chip                              Total Return
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        10,028                         $          ----                         $       286,756
         (9,422)                                (71,128)                               (189,162)
----------------                        ----------------                        ----------------
            606                                 (71,128)                                 97,594
----------------                        ----------------                        ----------------


           ----                                    ----                                 162,497
        (73,198)                                469,529                                  22,829
----------------                        ----------------                        ----------------
        (73,198)                                469,529                                 185,326
----------------                        ----------------                        ----------------

        (61,998)                               (334,061)                               (109,585)
----------------                        ----------------                        ----------------


$      (134,590)                        $        64,340                         $       173,335
================                        ================                        ================


               Value                                 Blue Chip                             Total Return
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           606     $         7,677     $       (71,128)    $      (114,099)    $        97,594     $        66,325
        (73,198)           (472,056)            469,529             (32,347)            185,326             425,259
        (61,998)            409,970            (334,061)            356,370            (109,585)            105,840
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (134,590)            (54,409)             64,340             209,924             173,335             597,424
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         19,588             210,393              67,294             858,913             218,860           1,604,952
       (288,719)         (1,335,827)         (1,301,941)         (3,942,985)          2,896,339            (965,333)
       (123,599)           (110,471)           (418,753)           (467,706)         (1,480,778)           (653,203)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (392,730)         (1,235,905)         (1,653,400)         (3,551,778)          1,634,421             (13,584)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (527,320)         (1,290,314)         (1,589,060)         (3,341,854)          1,807,756             583,840
        886,477           2,176,791           4,902,264           8,244,118           9,537,710           8,953,870
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       359,157        $    886,477     $     3,313,204     $     4,902,264     $    11,345,466     $     9,537,710
================    ================    ================    ================    ================    ================

                                     THE UNION CENTRAL LIFE INSURANCE COMPANY
                                     ----------------------------------------
                                                 CARILLON ACCOUNT
                                                 ----------------
                                        FOR THE PERIODS ENDED DECEMBER 31
                                        ---------------------------------

                                                                                               Ibbotson
                                                                                    ------------------------------

                                                                                        Growth
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $       1,807
 Mortality and expense risk charge                                                         (1,486)
                                                                                    --------------
Net investment income(loss)                                                                   321
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                            1,811
 Net realized gain(loss) on sale of fund shares                                           (19,071)
                                                                                    --------------
Net realized gain(loss)                                                                   (17,260)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             (5,385)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (22,324)
                                                                                    ==============


                                                                                                Growth
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $         321   $        ----
 Net realized gain(loss)                                                                  (17,260)           ----
 Net change in unrealized appreciation/depreciation                                        (5,385)           ----
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (22,324)           ----
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                           18            ----
 Transfers between subaccounts (including fixed account), net                             172,556            ----
 Transfers for policyowner benefits and terminations                                     (113,244)           ----
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions:                                      59,330            ----
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     37,006            ----
Net assets at beginning of period                                                            ----            ----
                                                                                    --------------  --------------
Net assets at end of period                                                         $      37,006   $        ----
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                  Ibbotson
----------------------------------------------------------------------------

     Income                                 Balanced
----------------                        ----------------

      2011                                    2011
----------------                        ----------------

$         1,052                         $         1,605
         (1,421)                                 (1,545)
----------------                        ----------------
           (369)                                     60
----------------                        ----------------


          1,972                                   2,525
           (210)                                 (1,747)
----------------                        ----------------
          1,762                                     778
----------------                        ----------------

         (7,329)                                (14,396)
----------------                        ----------------


$        (5,936)                        $       (13,558)
================                        ================


               Income                                 Balanced
------------------------------------    ------------------------------------

      2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------

$          (369)    $          ----     $            60     $          ----
          1,762                ----                 778                ----
         (7,329)               ----             (14,396)               ----
----------------    ----------------    ----------------    ----------------

         (5,936)               ----             (13,558)               ----
----------------    ----------------    ----------------    ----------------


            559                ----              11,816                ----
        132,522                ----             179,208                ----
         (3,049)               ----             (21,513)               ----
----------------    ----------------    ----------------    ----------------
        130,032                ----             169,511                ----
----------------    ----------------    ----------------    ----------------

        124,096                ----             155,953                ----
           ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------
$       124,096     $          ----     $       155,953     $          ----
================    ================    ================    ================

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                    ----------------------------------------
                                CARILLON ACCOUNT
                                ----------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010
                ------------------------------------------------

1.  ORGANIZATION
----------------

The Union Central Life Insurance Company Carillon Account (the "Account") began operations during 1984 as a separate investment account within The Union Central Life Insurance Company (UCLIC), a Nebraska domiciled wholly owned subsidiary of Ameritas Life Insurance Corp. (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). The assets of the Account are held by UCLIC, are segregated from all of UCLIC's other assets and are used only to support the variable annuity products issued by UCLIC.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2011 there are fifty-nine subaccounts available within the Account listed as follows:

     Fred Alger Management, Inc. (Advisor)                  Invesco Advisors, Inc.
      Alger (Fund Series short cite)                         AIM
       *Capital App (Subaccount short cite)                   *Equity & Income
       *Mid Cap                                                (Commenced April 29, 2011)
                                                              *Basic Value
     American Century Investment Management,                  *Capital Appreciation
     Inc.                                                     *Intl Growth
      American Century                                         (Commenced May 28, 2008)
       *Income & Growth                                       *Global
       *Value                                                  (Commenced May 1, 2009)
       *Mid Cap Value
        (Commenced April 30, 2008)                          Morgan Stanley Investment Management Inc.
       *International                                        Van Kampen
                                                              *Core+Fixed
     Deutsche Investment Management                           *U.S. Real Estate
     Americas Inc.                                            *Emerging Markets
      Scudder                                                  (Commenced April 30, 2008)
       *Capital Growth
       *International                                       Neuberger Berman Management LLC
       *Money Market                                         Neuberger Berman
       *Mid Value                                             *Regency
        (Commenced April 30, 2008)                             (Commenced July 22, 2008)
       *Global                                                *Guardian
        (Commenced May 30, 2008)
                                                            Massachusetts Financial Services Company
     Templeton Global Advisors Limited                       MFS
      Franklin Templeton                                      *Growth
       *Growth Securities                                     *Investor Trust
                                                              *New Discovery
     Templeton Investment Counsel, LLC                        *Total Return
      Franklin Templeton                                      *High Income
       *Foreign Securities

                                      FS-36

1.  ORGANIZATION, continued
---------------------------

     Massachusetts Financial Services Company,              Calvert Investment Management, Inc. (formerly
     continued                                              Calvert Asset Management Company, Inc.),
      MFS, continued                                        continued
       *Research                                            (See Note 3)
        (Commenced April 30, 2008)                           Calvert, continued
       *Utilities                                             *Small Cap
        (Commenced May 14, 2008)                               (Commenced May 1, 2009)
                                                              *Balanced
     OppenheimerFunds, Inc.                                    (Commenced April 29, 2011)
      Oppenheimer
       *Cap App                                             Fidelity Management & Research Company
       *Global Securities                                    Fidelity
       *Growth & Income                                       *Contrafund SC2
                                                               (Commenced May 1, 2007)
     Columbia Management Investment Advisers,                 *Equity Inc. SC2
     LLC                                                       (Commenced May 1, 2007)
      Seligman                                                *High Inc. SC2
       *Global Tech                                            (Commenced May 1, 2007)
        (Commenced March 11, 2011)                            *Mid Cap SC2
       *Smaller Value                                         (Commenced May 1, 2009)
        (Commenced March 11, 2011)
                                                            Third Avenue Management LLC
     Calvert Investment Management, Inc. (formerly           Third Avenue
     Calvert Asset Management Company, Inc.)                  *Value
     (See Note 3)                                              (Commenced May 1, 2007)
      Summit
       *EAFE Intl.(1)                                       T. Rowe Price Associates, Inc.
       *Barclays                                             T. Rowe
       *S&P 500                                               *Blue Chip
       *Nasdaq 100                                             (Commenced April 30, 2008)
       *Russell(1)
       *Midcap 400(1)                                       Pacific Investment Management Company LLC
       *Zenith                                               Pimco
       *Natural Resources                                     *Total Return
        (Commenced May 1, 2007)                                (Commenced May 1, 2009)
       *Inflation
        (Commenced May 1, 2008)                             ALPS Advisors, Inc.
                                                             Ibbotson
      Calvert                                                 *Growth
       *Income                                                 (Commenced April 29, 2011)
        (Commenced May 1, 2007)                               *Income
       *Social Equity                                          (Commenced April 29, 2011)
        (Commenced July 24, 2008)                             *Balanced
       *Core Strat                                             (Commenced April 29, 2011)
        (Commenced May 1, 2007)

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.
      (1)  Subaccount names remained the same except Class I was added.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
--------------------------------------------------------------------------

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

       o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
       o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
       o Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

     CONTRACTS IN THE PAYOUT PHASE
     Net assets of each subaccount allocated to contracts in the payout phase are at market value. The mortality risk is fully borne by UCLIC and may result in additional amounts being transferred into the variable annuity account by UCLIC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to UCLIC. During the periods reflected in these financial statements there were no required adjustments. All assets are in the accumulation phase unless they are identified on the Statement of Net Assets.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
--------------------------------------------------------------------------
continued
---------

     FEDERAL AND STATE INCOME TAXES
     The operations of the Account form a part of and are taxed with the operations of UCLIC. UCLIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES
-------------------

     Affiliates of UCLIC provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2011 and 2010, as follows:

                                                                         Management/
                                                     Investment         Administrative
                                                    Advisory Fee             Fee
                                                   ---------------      --------------
Summit:
 EAFE Intl.                                            0.00560              0.00100
 Barclays                                              0.00300              0.00100
 S&P 500                                               0.00250              0.00100
 Nasdaq 100                                            0.00350              0.00100
 Russell                                               0.00350              0.00100
 Midcap 400                                            0.00300              0.00100
 Zenith                                                0.00640              0.00100
 Natural Resources                                     0.00550              0.00100
 Inflation                                             0.00500              0.00100
Calvert:
 Income                                                0.00400              0.00300
 Social Equity                                         0.00500              0.00200
 Core Strat                                            0.00750              0.00050
 Small Cap                                             0.00850              0.00050
 Balanced                                              0.00425              0.00275 (A)

(A) New subaccount in 2011.

4.   PURCHASES AND SALES OF INVESTMENTS
---------------------------------------

The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2011 were as follows:

                                                      Purchases             Sales
                                                   ---------------      --------------
Alger:
 Capital App                                       $       194,271      $      886,262
 Mid Cap                                                   239,509           1,440,667


                                      FS-39

4.  PURCHASES AND SALES OF INVESTMENTS, continued
-------------------------------------------------

                                                      Purchases             Sales
                                                   ---------------      --------------
American Century:
 Income & Growth                                   $        28,817      $      347,705
 Value                                                     220,761             832,331
 Mid Cap Value                                              90,548             176,220
 International                                              10,889             129,741

Scudder:
 Capital Growth                                            232,850           2,385,207
 International                                             632,962           1,470,416
 Money Market                                            6,513,520           8,169,557
 Mid Value                                                 707,980             336,211
 Global                                                      5,205               5,489

Franklin Templeton:
 Growth Securities                                           3,150              22,803
 Foreign Securities                                         67,756             946,183

AIM:
 Equity & Income                                            44,519               1,461
 Basic Value                                                 9,479              59,606
 Capital Appreciation                                       80,971             658,493
 Intl Growth                                             3,163,465             481,849
 Global                                                  2,411,981             219,666

Van Kampen:
 Core+Fixed                                                311,016             486,878
 U.S. Real Estate                                          422,837           1,148,138
 Emerging Markets                                        1,717,566             530,700

Neuberger Berman:
 Regency                                                   197,738           4,144,976
 Guardian                                                  144,282             794,371

MFS:
 Growth                                                    123,036           1,357,324
 Investor Trust                                            162,583           1,056,221
 New Discovery                                             846,679           1,107,791
 Total Return                                              221,479             647,972
 High Income                                               887,495           1,604,086
 Research                                                  401,166           3,761,706
 Utilities                                                 456,331             215,998

Oppenheimer:
 Cap App                                                       439              26,367
 Global Securities                                         126,561             695,901
 Growth & Income                                            82,005             484,550

                                      FS-40

4.   PURCHASES AND SALES OF INVESTMENTS, continued
--------------------------------------------------

                                                      Purchases             Sales
                                                   ---------------      --------------
Seligman:
 Global Tech                                       $     1,552,351      $      314,056
 Smaller Value                                           7,275,132           1,464,294

Summit:
 EAFE Intl.                                              1,336,324           3,252,074
 Barclays                                                5,318,740           3,712,197
 S&P 500                                                 5,089,699           4,239,810
 Nasdaq 100                                                810,384           1,844,860
 Russell                                                   785,758           3,648,868
 Midcap 400                                              1,245,943           3,303,721
 Zenith                                                    797,293           7,858,244
 Natural Resources                                         922,712           1,325,330
 Inflation                                               3,442,511           1,274,900

Calvert:
 Income                                                    694,060           4,243,231
 Social Equity                                              39,690              44,516
 Core Strat                                                473,994           6,360,443
 Small Cap                                                 349,236             396,497
 Balanced                                                5,637,794             686,224

Fidelity:
 Contrafund SC2                                            179,938             439,238
 Equity Inc. SC2                                            43,578             270,478
 High Inc. SC2                                           4,578,972           1,048,774
 Mid Cap SC2                                               324,609           1,395,973

Third Avenue:
 Value                                                      47,482             439,606

T. Rowe:
 Blue Chip                                                 486,484           2,211,011

Pimco:
 Total Return                                            4,271,987           2,377,475

Ibbotson:
 Growth                                                    172,555             111,093
 Income                                                    136,582               4,948
 Balanced                                                  192,878              20,782

5.   FINANCIAL  HIGHLIGHTS
--------------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2011, these fees range between 1.35 percent and
     1.85 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Alger:
Capital App
-----------
2011                  13.48   17.17            159,759    2,223,363     0.12      1.35    1.85    (2.12)    (1.63)
2010                  13.71   17.54            205,315    2,899,408     0.40      1.35    1.85    11.94     12.50
2009                  12.18   15.67            220,067    2,757,567     ----      1.25    1.75    48.50     49.24
2008                   8.16   10.55            237,416    2,001,452     ----      1.25    1.75   (46.08)   (45.82)
2007                  15.07   19.57            347,054    5,337,378     ----      1.25    1.75    31.23     31.88

Mid Cap
-------
2011                  11.06   11.28            252,124    2,792,527     0.36      1.35    1.85    (9.95)    (9.50)
2010                  12.22   12.52            346,212    4,243,057     ----      1.35    1.85    17.20     17.79
2009                  10.37   10.68            402,420    4,192,233     ----      1.25    1.75    49.09     49.83
2008                   6.92    7.17            511,582    3,575,673     0.17      1.25    1.75   (59.08)   (58.87)
2007                  16.83   17.51            466,155    7,893,924     ----      1.25    1.75    29.28     29.93

American Century:
Income & Growth
---------------
2011                   9.45   10.79             85,933      830,153     1.51      1.35    1.85     1.23      1.74
2010                   9.29   10.66            118,591    1,133,092     1.48      1.35    1.85    12.06     12.62
2009                   8.25    9.51            144,382    1,224,055     5.14      1.25    1.75    16.06     16.64
2008                   7.07    8.19            204,370    1,483,861     2.04      1.25    1.75   (35.72)   (35.40)
2007                  10.95   12.75            238,149    2,653,105     1.95      1.25    1.75    (1.80)    (1.31)

                                      FS-42

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
American Century, continued:
Value
-----
2011                  11.62   18.10            231,480    3,902,865     2.02      1.35    1.85    (0.83)    (0.33)
2010                  11.72   18.16            269,408    4,554,449     2.18      1.35    1.85    11.35     11.91
2009                  10.53   16.23            311,310    4,726,297     5.83      1.25    1.75    17.80     18.38
2008                   8.94   13.71            375,556    4,832,208     2.74      1.25    1.75   (28.04)   (27.68)
2007                  12.42   18.95            529,396    9,525,238     1.70      1.25    1.75    (6.78)    (6.32)

Mid Cap Value
-------------
2011                  11.09   11.29             20,839      235,042     1.27      1.35    1.85    (2.51)    (2.02)
2010                  11.37   11.52             29,335      336,466     2.23      1.35    1.85    17.08     17.66
2009                   9.71    9.79             35,086      342,242     5.59      1.25    1.75    27.71     28.34
2008                   7.61    7.63            116,099      883,573     ----      1.25    1.75   (25.47)   (25.22)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

International
-------------
2011                  12.26   12.26             13,897      170,380     1.51      1.85    1.85   (13.65)   (13.65)
2010                  14.20   14.20             22,198      315,174     2.48      1.85    1.85    11.22     11.22
2009                  12.77   12.77             29,666      378,693     2.06      1.75    1.75    31.46     31.46
2008                   9.71    9.71             34,919      339,071     0.74      1.75    1.75   (45.78)   (45.78)
2007                  17.91   17.91             31,342      561,280     0.65      1.75    1.75    16.02     16.02

Scudder:
Capital Growth
--------------
2011                  12.09   28.33            410,422   11,196,253     0.79      1.35    1.85    (6.21)    (5.75)
2010                  12.89   30.06            485,310   13,965,186     0.92      1.35    1.85    14.58     15.15
2009                  11.25   26.10            553,786   13,849,776     1.34      1.25    1.75    24.69     25.30
2008                   9.03   20.83            626,998   12,590,199     1.09      1.25    1.75   (34.14)   (33.81)
2007                  13.70   31.47            725,181   22,222,030     0.62      1.25    1.75    10.64     11.19

International
-------------
2011                   6.13   17.10            427,270    7,041,781     1.83      1.35    1.55   (17.95)   (17.79)
2010                   7.47   20.80            468,351    9,405,320     2.17      1.35    1.55     0.07      0.27
2009                   7.46   20.74            539,409   10,657,805     4.48      1.25    1.45    31.61     31.87
2008                   5.67   15.73            624,714    9,381,310     1.41      1.25    1.45   (48.96)   (48.86)
2007                  11.11   30.76            748,253   21,929,754     2.47      1.25    1.45    12.94     13.16

Money Market
------------
2011                  10.27   20.40            698,983   11,211,783     0.01      1.35    1.85    (1.81)    (1.32)
2010                  10.46   20.67            785,748   12,867,829     0.01      1.35    1.85    (1.82)    (1.33)
2009                  10.65   20.95            937,559   15,182,478     0.44      1.25    1.75    (1.40)    (0.91)
2008                  10.80   21.14          1,329,176   21,089,242     2.59      1.25    1.75     0.86      1.36
2007                  10.71   20.86            765,109   12,656,032     4.69      1.25    1.75     3.18      3.69

                                      FS-43

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Scudder, continued:
Mid Value
---------
2011                   9.94   10.12            142,162    1,420,203     0.86      1.35    1.85    (7.79)    (7.33)
2010                  10.78   10.92            106,243    1,149,916     1.84      1.35    1.85    20.82     21.42
2009                   8.92    8.99            244,075    2,180,667     1.33      1.25    1.75    27.47     28.10
2008                   7.00    7.02            105,689      740,140     ----      1.25    1.75   (31.31)   (31.18)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Global
------
2011                   7.06    7.19              5,580       39,573     0.65      1.35    1.85   (15.95)   (15.53)
2010                   8.40    8.51              5,622       47,381     1.10      1.35    1.85    11.58     12.14
2009                   7.53    7.59              5,026       38,100     0.66      1.25    1.75     1.67     42.05
2008                   5.34    5.34                 85          456     ----      1.25    1.25   (46.96)   (46.96)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Franklin Templeton:
Growth Securities
-----------------
2011                  10.06   10.06              8,811       88,657     1.29      1.85    1.85    (8.67)    (8.67)
2010                  11.02   11.02             10,431      114,925     1.43      1.85    1.85     5.43      5.43
2009                  10.45   10.45             15,204      158,877     3.15      1.75    1.75    28.85     28.85
2008                   8.11    8.11             17,585      142,618     1.52      1.75    1.75   (43.32)   (43.32)
2007                  14.31   14.31             21,194      303,265     1.36      1.75    1.75     0.58      0.58

Foreign Securities
------------------
2011                  12.15   15.70            224,742    3,372,512     1.73      1.35    1.85   (12.27)   (11.83)
2010                  13.85   17.81            277,469    4,716,709     1.87      1.35    1.85     6.43      6.96
2009                  13.02   16.65            326,150    5,185,176     3.54      1.25    1.75    34.68     35.35
2008                   9.67   12.30            402,909    4,743,670     2.45      1.25    1.75   (41.41)   (41.12)
2007                  16.50   20.89            725,212   14,290,968     2.05      1.25    1.75    13.46     14.02

AIM:
Equity & Income
---------------
2011                   9.11    9.11              4,326       39,407     0.28      1.85    1.85    (9.07)    (9.07)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Basic Value
-----------
2011                   8.92    8.92             18,160      161,911     0.84      1.85    1.85    (4.82)    (4.82)
2010                   9.37    9.37             23,192      217,329     0.57      1.85    1.85     5.39      5.39
2009                   8.89    8.89             24,731      219,812     1.76      1.75    1.75    45.45     45.45
2008                   6.11    6.11             24,594      150,284     0.90      1.75    1.75   (52.60)   (52.60)
2007                  12.89   12.89             22,655      292,063     0.78      1.75    1.75    (0.21)    (0.21)

                                      FS-44

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
AIM, continued:
Capital Appreciation
--------------------
2011                   8.22    9.37            463,926    3,756,921     0.15      1.35    1.85    (9.59)    (9.14)
2010                   9.04   10.36            521,765    4,659,128     0.74      1.35    1.85    13.38     13.95
2009                   7.94    9.14            603,954    4,723,493     0.63      1.25    1.75    18.99     19.58
2008                   6.64    7.68            714,323    4,633,969     ----      1.25    1.75   (43.49)   (43.21)
2007                  11.69   13.59            833,017    9,539,890     ----      1.25    1.75    10.08     10.62

Intl Growth
-----------
2011                   8.41    8.56            354,286    2,991,329     0.57      1.35    1.85    (8.44)    (7.99)
2010                   9.18    9.31             69,819      648,460     2.52      1.35    1.85    10.80     11.35
2009                   8.29    8.36             52,439      437,660     2.58      1.25    1.75    32.91     33.57
2008                   6.24    6.26              9,747       60,868     1.14      1.25    1.75   (37.75)   (32.59)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Global
------
2011                  14.78   14.97            181,988    2,693,677     5.56      1.35    1.85    (8.21)   (7.76)
2010                  16.10   16.23             51,813      835,389     3.07      1.35    1.85    15.37     15.94
2009                  13.95   14.00            134,447    1,876,807     ----      1.25    1.75    41.18     41.65
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Van Kampen:
Core+Fixed
----------
2011                  11.27   12.18            121,810    1,450,606     3.56      1.35    1.85     3.72      4.24
2010                  10.87   11.68            140,740    1,598,137     6.09      1.35    1.85     5.19      5.71
2009                  10.33   11.05            189,221    2,034,285     8.42      1.25    1.75     7.76      8.29
2008                   9.59   10.20            232,290    2,318,283     3.81      1.25    1.75   (11.75)   (11.32)
2007                  10.87   11.51            372,498    4,177,740     3.32      1.25    1.75     3.63      4.14

U.S. Real Estate
----------------
2011                  14.58   23.35            226,543    4,629,891     0.83      1.35    1.85     3.99      4.51
2010                  14.03   22.34            262,206    5,115,663     2.15      1.35    1.85    27.59     28.23
2009                  10.99   17.42            262,023    3,991,326     3.01      1.25    1.75    26.14     26.77
2008                   8.71   13.75            329,303    3,865,606     3.47      1.25    1.75   (38.97)   (38.67)
2007                  14.28   22.41            372,516    7,720,813     1.31      1.25    1.75   (18.51)   (18.10)

Emerging Markets
----------------
2011                   7.20    7.33            532,952    3,858,770     0.46      1.35    1.85   (19.71)   (19.31)
2010                   8.97    9.09            385,233    3,472,007     0.60      1.35    1.85    16.85     17.43
2009                   7.67    7.74            327,490    2,520,850     ----      1.25    1.75    66.92     67.75
2008                   4.60    4.61            184,740      850,080     ----      1.25    1.75   (54.57)   (54.46)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

                                      FS-45

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Neuberger Berman:
Regency
-------
2011                   9.10    9.26             25,636      236,787     0.09      1.35    1.85    (8.20)    (7.75)
2010                   9.91   10.04            397,647    3,948,995     1.37      1.35    1.85    23.88     24.50
2009                   8.00    8.07              6,427       51,826     2.09      1.25    1.75    44.75     71.92
2008                   5.57    5.57              5,418       30,189     2.26      1.25    1.25   (39.56)   (39.56)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Guardian
--------
2011                  11.31   11.46            174,235    1,994,174     0.45      1.35    1.55    (4.43)    (4.24)
2010                  11.83   11.97            224,548    2,683,385     0.40      1.35    1.55    17.19     17.42
2009                  10.09   10.19            292,581    2,978,628     1.08      1.25    1.45    27.83     28.09
2008                   7.90    7.96            367,415    2,920,322     0.51      1.25    1.45   (38.15)   (38.02)
2007                  12.77   12.84            469,379    6,021,101     0.28      1.25    1.45     5.84      6.05

MFS:
Growth
------
2011                   6.38   18.16            361,008    6,305,222     0.19      1.35    1.55    (1.85)    (1.65)
2010                   6.50   18.47            431,177    7,553,562     0.12      1.35    1.55    13.57     13.80
2009                   5.72   16.23            509,606    7,741,210     0.32      1.25    1.45    35.71     35.98
2008                   4.21   11.93            600,103    6,715,632     0.23      1.25    1.45   (38.32)   (38.19)
2007                   6.83   19.31            702,165   12,720,593     ----      1.25    1.45    19.43     19.67

Investor Trust
--------------
2011                   9.37   17.69            360,949    6,356,990     0.91      1.35    1.55    (3.68)    (3.49)
2010                   9.72   18.33            408,591    7,451,951     1.21      1.35    1.55     9.39      9.61
2009                   8.89   16.72            466,489    7,753,511     1.68      1.25    1.45    25.08     25.33
2008                   7.11   13.34            546,852    7,205,529     0.87      1.25    1.45   (34.04)   (33.91)
2007                  10.77   20.19            657,067   13,105,634     0.86      1.25    1.45     8.72      8.94

New Discovery
-------------
2011                  11.38   15.07            264,820    3,101,757     ----      1.35    1.85   (11.91)   (11.47)
2010                  12.85   17.11            313,937    4,174,042     ----      1.35    1.85    33.85     34.52
2009                   9.56   12.78            348,334    3,472,211     ----      1.25    1.75    60.37     61.17
2008                   5.93    7.97            371,692    2,292,144     ----      1.25    1.75   (40.38)   (40.08)
2007                   9.90   13.37            447,393    4,574,300     ----      1.25    1.75     0.74      1.24

Total Return
------------
2011                  11.59   14.78            239,933    3,465,809     2.58      1.35    1.85    (0.08)     0.41
2010                  11.60   14.72            272,092    3,919,879     2.84      1.35    1.85     7.92      8.46
2009                  10.75   13.58            319,183    4,246,027     3.80      1.25    1.75    16.00     16.57
2008                   9.27   11.65            369,395    4,219,783     3.33      1.25    1.75   (23.48)   (23.10)
2007                  12.11   15.14            489,844    7,298,935     2.68      1.25    1.75     2.41      2.92

                                      FS-46

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
MFS, continued:
High Income
-----------
2011                  12.95   19.43            252,855    4,498,495     8.26      1.35    1.85      2.21     2.72
2010                  12.67   18.92            308,814    5,405,064     7.36      1.35    1.85     12.64    13.20
2009                  11.24   16.71            347,860    5,369,678     8.13      1.25    1.75     43.04    43.75
2008                   7.86   11.63            389,241    4,187,954     9.68      1.25    1.75    (29.73)  (29.38)
2007                  11.19   16.46            487,964    7,504,134     7.38      1.25    1.75      0.01     0.51

Research
--------
2011                   7.17    7.30            310,445    2,236,122     1.29      1.35    1.85    (12.50)  (12.07)
2010                   8.20    8.30            696,926    5,724,126     1.76      1.35    1.85      8.78     9.33
2009                   7.53    7.60            803,315    6,060,113     1.77      1.25    1.75     26.80    29.24
2008                   5.86    5.88            571,038    3,347,290     ----      1.25    1.75    (41.84)  (41.65)
2007                   ----    ----               ----         ----     ----      ----    ----      ----     ----

Utilities
---------
2011                   9.70    9.88             78,683      776,359     3.65      1.35    1.85      4.84     5.36
2010                   9.25    9.38             56,475      529,151     3.31      1.35    1.85     11.73    12.29
2009                   8.28    8.35             55,000      458,938     4.20      1.25    1.75     30.92    31.57
2008                   6.33    6.35             35,490      225,213     ----      1.25    1.75    (38.61)  (30.31)
2007                   ----    ----               ----         ----     ----      ----    ----      ----     ----

Oppenheimer:
Cap App
-------
2011                  10.58   10.58              9,242       97,748     0.36      1.85    1.85     (2.95)   (2.95)
2010                  10.90   10.90             11,445      124,730     0.18      1.85    1.85      7.42     7.42
2009                  10.15   10.15             12,179      123,558     0.32      1.75    1.75     42.03    42.03
2008                   7.14    7.14             12,152       86,803     0.14      1.75    1.75    (46.46)  (46.46)
2007                  13.34   13.34             11,155      148,820     0.17      1.75    1.75     12.18    12.18

Global Securities
-----------------
2011                  12.43   12.95            276,749    3,447,274     1.33      1.35    1.85     (9.96)   (9.51)
2010                  13.74   14.39            317,054    4,366,787     1.46      1.35    1.85     13.85    14.42
2009                  12.01   12.64            369,031    4,444,710     2.34      1.25    1.75     37.37    38.05
2008                   8.70    9.20            436,515    3,812,621     1.66      1.25    1.75    (41.22)  (40.93)
2007                  14.73   15.65            599,117    8,831,540     1.35      1.25    1.75      4.48     5.00

Growth & Income
---------------
2011                   9.31   11.23            249,356    2,346,449     0.87      1.35    1.85     (1.84)   (1.35)
2010                   9.44   11.44            289,686    2,768,723     1.14      1.35    1.85     13.99    14.56
2009                   8.24   10.03            345,341    2,877,013     2.01      1.25    1.75     26.08    26.70
2008                   6.50    7.96            401,903    2,640,735     1.62      1.25    1.75    (39.53)  (39.23)
2007                  10.70   13.16            501,447    5,421,648     1.07      1.25    1.75      2.62     3.13

                                      FS-47

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Seligman:
Global Tech
-----------
2011                   9.20    9.24            124,887    1,152,922     ----      1.35    1.85    (8.17)    (7.80)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Smaller Value
-------------
2011                   8.66    8.69            582,617    5,061,089     ----      1.35    1.85   (13.65)   (13.30)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Summit:
EAFE Intl.
----------
2011                  10.58   14.97            611,479    7,387,502     2.15      1.35    1.85   (14.31)   (13.88)
2010                  12.35   17.39            734,762   10,346,731     1.60      1.35    1.85     4.77      5.29
2009                  11.78   16.51            328,944    4,969,563     2.26      1.25    1.75    25.65     26.27
2008                   9.38   13.08            363,720    4,357,292     3.09      1.25    1.75   (43.67)   (43.39)
2007                  16.65   23.10            380,276    8,068,938     1.19      1.25    1.75     8.19      8.73

Barclays
--------
2011                  12.83   13.61          1,102,419   14,365,237     2.50      1.35    1.85     6.42      6.95
2010                  12.06   12.73            982,298   12,054,970     2.86      1.35    1.85     4.42      4.95
2009                  11.54   12.13            406,980    4,872,584     4.37      1.25    1.75     2.79      3.30
2008                  11.23   11.74            433,619    5,031,349     4.57      1.25    1.75     4.72      5.24
2007                  10.72   11.16            259,725    2,863,475     4.34      1.25    1.75     5.57      6.10

S&P 500
-------
2011                  11.33   19.70          1,537,889   26,341,776     1.57      1.35    1.85    (0.13)     0.37
2010                  11.35   19.63          1,454,221   26,390,864     1.41      1.35    1.85    12.60     13.16
2009                  10.08   17.35          1,673,610   26,887,528     1.93      1.25    1.75    23.94     24.55
2008                   8.13   13.93          2,076,809   26,021,414     3.21      1.25    1.75   (38.17)   (37.87)
2007                  13.15   22.42          2,440,681   49,922,211     1.55      1.25    1.75     3.32      3.84

Nasdaq 100
----------
2011                   5.15   14.03            810,699    5,651,790     0.26      1.35    1.85     1.14      1.64
2010                   5.07   13.88            981,091    6,767,217     0.23      1.35    1.85    17.43     18.01
2009                   4.29   11.82            800,747    3,633,997     0.08      1.25    1.75    50.87     51.62
2008                   2.83    7.83            950,716    2,854,447     0.04      1.25    1.75   (42.90)   (42.62)
2007                   4.93   13.72          1,181,832    6,013,148     1.21      1.25    1.75    16.45     17.03

                                      FS-48

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Summit, continued:
Russell
-------
2011                  12.06   13.69            576,633    7,593,764     0.45      1.35    1.85    (6.62)    (6.16)
2010                  12.91   14.59            787,492   10,976,196     0.61      1.35    1.85    23.78     24.40
2009                  10.43   11.73            616,759    7,110,281     0.57      1.25    1.75    24.03     24.64
2008                   8.41    9.41            761,315    7,015,543     1.99      1.25    1.75   (35.10)   (34.78)
2007                  12.96   14.43            915,883   13,005,775     0.66      1.25    1.75    (3.89)    (3.41)

Midcap 400
----------
2011                  14.03   20.16            939,415   17,472,755     0.66      1.35    1.85    (4.02)    (3.54)
2010                  14.62   20.90          1,032,321   19,954,459     0.76      1.35    1.85    23.68     24.30
2009                  11.82   16.82          1,064,643   16,978,582     0.87      1.25    1.75    34.03     34.69
2008                   8.82   12.48          1,285,337   15,114,364     2.11      1.25    1.75   (37.73)   (37.42)
2007                  14.16   19.95          1,599,262   30,303,620     0.96      1.25    1.75     5.53      6.05

Zenith
------
2011                  10.74   64.62            648,664   23,618,232     1.93      1.35    1.85    (3.48)    (2.99)
2010                  11.13   66.61            986,878   31,455,056     1.43      1.35    1.85     9.56     10.11
2009                  10.16   60.49          1,247,402   34,136,201     2.19      1.25    1.75    23.24     23.85
2008                   8.24   48.84            986,419   27,711,796     2.61      1.25    1.75   (40.54)   (40.24)
2007                  13.86   81.73            747,935   49,705,909     1.47      1.25    1.75    (0.35)     0.14

Natural Resources
-----------------
2011                   8.71    8.91            507,567    4,471,034     0.31      1.35    1.85   (11.77)   (11.33)
2010                   9.87   10.05            533,622    5,325,281     0.40      1.35    1.85    15.08     15.65
2009                   8.57    8.69            377,768    3,277,781     0.32      1.25    1.75    28.82     29.46
2008                   6.66    6.71            248,074    1,663,179     0.20      1.25    1.75   (41.08)   (40.79)
2007                  11.30   11.34             22,309      252,841     ----      1.25    1.75    12.98     13.35

Inflation
---------
2011                  11.25   11.45            452,204    5,110,078     2.36      1.35    1.85     8.40      8.94
2010                  10.37   10.51            255,613    2,669,363     1.57      1.35    1.85     4.38      4.91
2009                   9.94   10.02            356,245    3,550,713     0.50      1.25    1.75     5.77      6.30
2008                   9.40    9.43            192,541    1,812,269     2.62      1.25    1.75    (6.10)    (5.79)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Calvert:
Income
------
2011                  11.33   11.60          1,049,001   12,136,439     3.66      1.35    1.85     2.02      2.53
2010                  11.11   11.31          1,386,032   15,637,376     4.12      1.35    1.85     5.90      6.43
2009                  10.49   10.63          1,622,763   17,203,143     4.94      1.25    1.75    18.70     19.29
2008                   8.84    8.91          2,183,033   19,401,288    33.37      1.25    1.75   (12.81)   (12.74)
2007                  10.18   10.21             34,805      355,334     6.16      1.25    1.75     1.76      2.09

                                      FS-49

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Calvert, continued:
Social Equity
-------------
2011                   9.65    9.83              9,767       95,816     ----      1.35    1.85    (3.14)    (2.66)
2010                   9.96   10.10              9,979      100,593     0.09      1.35    1.85    15.12     15.70
2009                   8.65    8.73              3,217       27,999     0.50      1.25    1.75     3.21     32.60
2008                   6.58    6.58                702        4,622     ----      1.25    1.25   (16.90)   (16.90)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Core Strat
----------
2011                   7.70    7.88            398,862    3,090,311     0.27      1.35    1.85   (14.42)   (13.99)
2010                   9.00    9.16          1,011,776    9,134.439     0.39      1.35    1.85     8.56      9.10
2009                   8.29    8.40          1,106,355    9,191,741     1.68      1.25    1.75    40.97     41.67
2008                   5.88    5.93            694,901    4,094,063     1.45      1.25    1.75   (41.44)   (41.15)
2007                  10.04   10.07            173,827    1,748,305     0.67      1.25    1.75     0.41      0.74

Small Cap
---------
2011                  17.22   17.45             27,117      472,451     ----      1.35    1.85    (3.80)    (3.32)
2010                  17.90   18.05             30,582      551,238     ----      1.35    1.85    34.96     35.63
2009                  13.27   13.31             97,700    1,296,882     0.11      1.25    1.75    32.60     33.04
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Balanced
--------
2011                   9.68    9.71            491,331    4,772,276     1.26      1.35    1.85    (3.23)    (2.91)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Fidelity:
Contrafund SC2
--------------
2011                   9.08    9.29            117,535    1,086,953     0.69      1.35    1.85    (4.56)    (4.08)
2010                   9.51    9.69            144,443    1,394,016     1.02      1.35    1.85    14.79     15.36
2009                   8.29    8.40            154,054    1,290,191     1.16      1.25    1.75    33.14     33.80
2008                   6.22    6.28            180,651    1,132,069     0.53      1.25    1.75   (43.68)   (43.40)
2007                  11.05   11.09            226,483    2,507,990     0.69      1.25    1.75    10.51     10.87

Equity Inc. SC2
---------------
2011                   7.57    7.75             40,043      309,327     1.59      1.35    1.85    (1.18)    (0.69)
2010                   7.67    7.81             70,806      548,348     1.41      1.35    1.85    12.82     13.38
2009                   6.79    6.88             99,802      683,097     1.59      1.25    1.75    27.65     28.28
2008                   5.32    5.37            178,217      951,675     2.22      1.25    1.75   (43.80)   (43.52)
2007                   9.47    9.50            129,244    1,226,007     1.58      1.25    1.75    (5.29)    (4.98)

                                      FS-50

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
High Inc. SC2
-------------
2011                  11.52   11.79            490,710    5,682,670     9.28      1.35    1.85     1.82      2.33
2010                  11.32   11.52            218,400    2,489,975     4.51      1.35    1.85    11.60     12.15
2009                  10.14   10.27            520,499    5,293,199    10.12      1.25    1.75    41.00     41.69
2008                   7.19    7.25            282,260    2,033,845    17.82      1.25    1.75   (26.43)   (26.07)
2007                   9.78    9.81             39,588      387,658     7.25      1.25    1.75    (2.24)    (1.92)

Mid Cap SC2
-----------
2011                  14.28   14.47             74,629    1,071,242     0.02      1.35    1.85   (12.48)   (12.04)
2010                  16.32   16.45            137,979    2,256,146     0.12      1.35    1.85    26.22     26.85
2009                  12.93   12.97            135,273    1,749,493     0.55      1.25    1.75    28.47     28.90
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Third Avenue:
Value
-----
2011                   6.01    6.15             58,572      359,157     1.59      1.35    1.85   (22.74)   (22.36)
2010                   7.78    7.92            112,501      886,477     2.15      1.35    1.85    11.98     12.54
2009                   6.95    7.04            311,992    2,176,791     ----      1.25    1.75    42.85     43.56
2008                   4.86    4.90            193,150      942,363     0.94      1.25    1.75   (44.63)   (44.36)
2007                   8.79    8.81             77,962      686,252     1.38      1.25    1.75   (12.15)   (11.86)

T. Rowe:
Blue Chip
---------
2011                   9.64    9.82            341,457    3,313,204     ----      1.35    1.85    (0.49)     0.01
2010                   9.69    9.82            504,120    4,902,264     ----      1.35    1.85    13.88     14.45
2009                   8.51    8.58            967,269    8,244,118     ----      1.25    1.75    39.35     40.04
2008                   6.11    6.13            531,863    3,250,214     0.20      1.25    1.75   (39.71)   (39.50)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Pimco:
Total Return
------------
2011                  11.70   11.85            967,334   11,345,466     2.63      1.35    1.85     1.72      2.22
2010                  11.50   11.60            827,763    9,537,710     2.41      1.35    1.85     6.13      6.66
2009                  10.84   10.87            825,883    8,953,870     2.90      1.25    1.75     8.51      8.88
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----


                                       FS-51

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Ibbotson:
Growth
------
2011                   8.87    8.90              4,173       37,006     1.20      1.35    1.85   (11.65)   (11.35)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Income
------
2011                   9.57    9.60             12,954      124,096     0.83      1.35    1.85    (4.56)    (4.24)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Balanced
--------
2011                   9.24    9.27             16,823      155,953     0.97      1.35    1.85    (7.82)    (7.51)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----


6.   CHANGES IN UNITS OUTSTANDING
---------------------------------
The change in units outstanding for the periods ended December 31, were as follows:

                                                   2011                2010
                                             ---------------     ---------------
     Alger:
     Capital App
     -----------
     Units issued                                    14,629              33,337
     Units redeemed                                 (60,185)            (48,089)
                                             ---------------     ---------------
     Net increase(decrease)                         (45,556)            (14,752)
                                             ===============     ===============

     Mid Cap
     -------
     Units issued                                    22,728              23,236
     Units redeemed                                (116,816)            (79,444)
                                             ---------------     ---------------
     Net increase(decrease)                         (94,088)            (56,208)
                                             ===============     ===============

     American Century:
     Income & Growth
     ---------------
     Units issued                                     2,431              10,114
     Units redeemed                                 (35,089)            (35,905)
                                             ---------------     ---------------
     Net increase(decrease)                         (32,658)            (25,791)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     American Century, continued:
     Value
     -----
     Units issued                                    10,828              10,669
     Units redeemed                                 (48,756)            (52,571)
                                             ---------------      --------------
     Net increase(decrease)                         (37,928)            (41,902)
                                             ===============     ===============

     Mid Cap Value
     -------------
     Units issued                                     7,530               6,530
     Units redeemed                                 (16,026)            (12,281)
                                             ---------------      --------------
     Net increase(decrease)                          (8,496)             (5,751)
                                             ===============     ===============

     International
     -------------
     Units issued                                       612               2,746
     Units redeemed                                  (8,913)            (10,214)
                                             ---------------      --------------
     Net increase(decrease)                          (8,301)             (7,468)
                                             ===============     ===============

     Scudder:
     Capital Growth
     --------------
     Units issued                                     6,275               7,355
     Units redeemed                                 (81,163)            (75,831)
                                             ---------------      --------------
     Net increase(decrease)                         (74,888)            (68,476)
                                             ===============     ===============

     International
     -------------
     Units issued                                    30,295               8,082
     Units redeemed                                 (71,376)            (79,140)
                                             ---------------      --------------
     Net increase(decrease)                         (41,081)            (71,058)
                                             ===============     ===============

     Money Market
     ------------
     Units issued                                   445,951             397,725
     Units redeemed                                (532,716)           (549,536)
                                             ---------------      --------------
     Net increase(decrease)                         (86,765)           (151,811)
                                             ===============     ===============

     Mid Value
     ---------
     Units issued                                    68,189              44,911
     Units redeemed                                 (32,270)           (182,743)
                                             ---------------      --------------
     Net increase(decrease)                          35,919            (137,832)
                                             ===============     ===============

     Global
     ------
     Units issued                                       591               5,184
     Units redeemed                                    (633)             (4,588)
                                             ---------------      --------------
     Net increase(decrease)                             (42)                596
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Franklin Templeton:
     Growth Securities
     -----------------
     Units issued                                       198               1,283
     Units redeemed                                  (1,818)             (6,056)
                                             ---------------      --------------
     Net increase(decrease)                          (1,620)             (4,773)
                                             ===============     ===============

     Foreign Securities
     ------------------
     Units issued                                      ----                 884
     Units redeemed                                 (52,727)            (49,565)
                                             ---------------      --------------
     Net increase(decrease)                         (52,727)            (48,681)
                                             ===============     ===============

     AIM:
     Equity & Income
     ---------------
     Units issued                                     4,433                ----
     Units redeemed                                    (107)               ----
                                             ---------------      --------------
     Net increase(decrease)                           4,326                ----
                                             ===============     ===============

     Basic Value
     -----------
     Units issued                                       853               2,402
     Units redeemed                                  (5,885)             (3,941)
                                             ---------------      --------------
     Net increase(decrease)                          (5,032)             (1,539)
                                             ===============     ===============

     Capital Appreciation
     --------------------
     Units issued                                    11,551              19,848
     Units redeemed                                 (69,390)           (102,037)
                                             ---------------      --------------
     Net increase(decrease)                         (57,839)            (82,189)
                                             ===============     ===============

     Intl Growth
     -----------
     Units issued                                   336,245              25,493
     Units redeemed                                 (51,778)             (8,113)
                                             ---------------      --------------
     Net increase(decrease)                         284,467              17,380
                                             ===============     ===============

     Global
     ------
     Units issued                                   143,682              29,694
     Units redeemed                                 (13,507)           (112,328)
                                             ---------------      --------------
     Net increase(decrease)                         130,175             (82,634)
                                             ===============     ===============

     Van Kampen:
     Core+Fixed
     ----------
     Units issued                                    22,661               8,013
     Units redeemed                                 (41,591)            (56,494)
                                             ---------------      --------------
     Net increase(decrease)                         (18,930)            (48,481)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Van Kampen, continued:
     U.S. Real Estate
     ----------------
     Units issued                                    21,060              52,560
     Units redeemed                                 (56,723)            (52,377)
                                             ---------------      --------------
     Net increase(decrease)                         (35,663)                183
                                             ===============     ===============

     Emerging Markets
     ----------------
     Units issued                                   217,244             147,059
     Units redeemed                                 (69,525)            (89,316)
                                             ---------------      --------------
     Net increase(decrease)                         147,719              57,743
                                             ===============     ===============

     Neuberger Berman:
     Regency
     -------
     Units issued                                    22,373             433,260
     Units redeemed                                (394,384)            (42,040)
                                             ---------------      --------------
     Net increase(decrease)                        (372,011)            391,220
                                             ===============     ===============

     Guardian
     --------
     Units issued                                    12,677               6,063
     Units redeemed                                 (62,990)            (74,096)
                                             ---------------      --------------
     Net increase(decrease)                         (50,313)            (68,033)
                                             ===============     ===============

     MFS:
     Growth
     ------
     Units issued                                     8,006               6,389
     Units redeemed                                 (78,175)            (84,818)
                                             ---------------      --------------
     Net increase(decrease)                         (70,169)            (78,429)
                                             ===============     ===============

     Investor Trust
     --------------
     Units issued                                     7,897               5,662
     Units redeemed                                 (55,539)            (63,560)
                                             ---------------      --------------
     Net increase(decrease)                         (47,642)            (57,898)
                                             ===============     ===============

     New Discovery
     -------------
     Units issued                                    32,668              46,588
     Units redeemed                                 (81,785)            (80,985)
                                             ---------------      --------------
     Net increase(decrease)                         (49,117)            (34,397)
                                             ===============     ===============

     Total Return
     ------------
     Units issued                                     9,670               9,480
     Units redeemed                                 (41,829)            (56,571)
                                             ---------------      --------------
     Net increase(decrease)                         (32,159)            (47,091)
                                             ===============     ===============

---------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     MFS, continued:
     High Income
     -----------
     Units issued                                    29,267              22,394
     Units redeemed                                 (85,226)            (61,440)
                                             ---------------      --------------
     Net increase(decrease)                         (55,959)            (39,046)
                                             ===============     ===============

     Research
     --------
     Units issued                                    52,308             140,419
     Units redeemed                                (438,789)           (246,808)
                                             ---------------      --------------
     Net increase(decrease)                        (386,481)           (106,389)
                                             ===============     ===============

     Utilities
     ---------
     Units issued                                    43,641              22,660
     Units redeemed                                 (21,433)            (21,185)
                                             ---------------      --------------
     Net increase(decrease)                          22,208               1,475
                                             ===============     ===============

     Oppenheimer:
     Cap App
     -------
     Units issued                                        13                 985
     Units redeemed                                  (2,216)             (1,719)
                                             ---------------      --------------
     Net increase(decrease)                          (2,203)               (734)
                                             ===============     ===============

     Global Securities
     -----------------
     Units issued                                     8,313              16,252
     Units redeemed                                 (48,618)            (68,229)
                                             ---------------      --------------
     Net increase(decrease)                         (40,305)            (51,977)
                                             ===============     ===============

     Growth & Income
     ---------------
     Units issued                                     8,897               8,798
     Units redeemed                                 (49,227)            (64,453)
                                             ---------------      --------------
     Net increase(decrease)                         (40,330)            (55,655)
                                             ===============     ===============

     Seligman:
     Global Tech
     -----------
     Units issued                                   156,392                ----
     Units redeemed                                 (31,505)               ----
                                             ---------------      --------------
     Net increase(decrease)                         124,887                ----
                                             ===============     ===============

     Smaller Value
     -------------
     Units issued                                   731,158                ----
     Units redeemed                                (148,541)               ----
                                             ---------------      --------------
     Net increase(decrease)                         582,617                ----
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Summit:
     EAFE Intl.
     ----------
     Units issued                                   113,113             491,382
     Units redeemed                                (236,396)            (85,564)
                                             ---------------      --------------
     Net increase(decrease)                        (123,283)            405,818
                                             ===============     ===============

     Barclays
     --------
     Units issued                                   416,928             667,351
     Units redeemed                                (296,807)            (92,033)
                                             ---------------      --------------
     Net increase(decrease)                         120,121             575,318
                                             ===============     ===============

     S&P 500
     -------
     Units issued                                   339,623              31,484
     Units redeemed                                (255,955)           (250,873)
                                             ---------------      --------------
     Net increase(decrease)                          83,668            (219,389)
                                             ===============     ===============

     Nasdaq 100
     ----------
     Units issued                                    88,718             326,355
     Units redeemed                                (259,110)           (146,011)
                                             ---------------      --------------
     Net increase(decrease)                        (170,392)            180,344
                                             ===============     ===============

     Russell
     -------
     Units issued                                    55,760             284,656
     Units redeemed                                (266,619)           (113,923)
                                             ---------------      --------------
     Net increase(decrease)                        (210,859)            170,733
                                             ===============     ===============

     Midcap 400
     ----------
     Units issued                                    79,030             151,727
     Units redeemed                                (171,936)           (184,049)
                                             ---------------      --------------
     Net increase(decrease)                         (92,906)            (32,322)
                                             ===============     ===============

     Zenith
     ------
     Units issued                                    31,879              97,091
     Units redeemed                                (370,093)           (357,615)
                                             ---------------      --------------
     Net increase(decrease)                        (338,214)           (260,524)
                                             ===============     ===============

     Natural Resources
     -----------------
     Units issued                                   107,180             223,155
     Units redeemed                                (133,235)            (67,301)
                                             ---------------      --------------
     Net increase(decrease)                         (26,055)            155,854
                                             ===============     ===============

     Inflation
     ---------
     Units issued                                   315,821             123,414
     Units redeemed                                (119,230)           (224,046)
                                             ---------------      --------------
     Net increase(decrease)                         196,591            (100,632)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Calvert:
     Income
     ------
     Units issued                                    35,503              74,957
     Units redeemed                                (372,534)           (311,688)
                                             ---------------      --------------
     Net increase(decrease)                        (337,031)           (236,731)
                                             ===============     ===============

     Social Equity
     -------------
     Units issued                                     3,921               6,970
     Units redeemed                                  (4,133)               (208)
                                             ---------------      --------------
     Net increase(decrease)                            (212)              6,762
                                             ===============     ===============

     Core Strat
     ----------
     Units issued                                    67,687             158,634
     Units redeemed                                (680,601)           (253,213)
                                             ---------------      --------------
     Net increase(decrease)                        (612,914)            (94,579)
                                             ===============     ===============

     Small Cap
     ---------
     Units issued                                    18,650              38,491
     Units redeemed                                 (22,115)           (105,609)
                                             ---------------      --------------
     Net increase(decrease)                          (3,465)            (67,118)
                                             ===============     ===============

     Balanced
     --------
     Units issued                                   558,796                ----
     Units redeemed                                 (67,465)               ----
                                             ---------------      --------------
     Net increase(decrease)                         491,331                ----
                                             ===============     ===============

     Fidelity:
     Contrafund SC2
     --------------
     Units issued                                    20,427              23,985
     Units redeemed                                 (47,335)            (33,596)
                                             ---------------      --------------
     Net increase(decrease)                         (26,908)             (9,611)
                                             ===============     ===============

     Equity Inc. SC2
     ---------------
     Units issued                                     5,283              11,389
     Units redeemed                                 (36,046)            (40,385)
                                             ---------------      --------------
     Net increase(decrease)                         (30,763)            (28,996)
                                             ===============     ===============

     High Inc. SC2
     -------------
     Units issued                                   362,248              86,276
     Units redeemed                                 (89,938)           (388,375)
                                             ---------------      --------------
     Net increase(decrease)                         272,310            (302,099)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
     Fidelity, continued:
     Mid Cap SC2
     -----------
     Units issued                                    22,349              45,995
     Units redeemed                                 (85,699)            (43,289)
                                             ---------------      --------------
     Net increase(decrease)                         (63,350)              2,706
                                             ===============     ===============

     Third Avenue:
     Value
     -----
     Units issued                                     7,676              46,779
     Units redeemed                                 (61,605)           (246,270)
                                             ---------------      --------------
     Net increase(decrease)                         (53,929)           (199,491)
                                             ===============     ===============

     T. Rowe:
     Blue Chip
     ---------
     Units issued                                    57,249             132,266
     Units redeemed                                (219,912)           (595,415)
                                             ---------------      --------------
     Net increase(decrease)                        (162,663)           (463,149)
                                             ===============     ===============

     Pimco:
     Total Return
     ------------
     Units issued                                   353,013             381,037
     Units redeemed                                (213,442)           (379,157)
                                             ---------------      --------------
     Net increase(decrease)                         139,571               1,880
                                             ===============     ===============

     Ibbotson:
     Growth
     ------
     Units issued                                    17,193                ----
     Units redeemed                                 (13,020)               ----
                                             ---------------      --------------
     Net increase(decrease)                           4,173                ----
                                             ===============     ===============

     Income
     ------
     Units issued                                    13,335                ----
     Units redeemed                                    (381)               ----
                                             ---------------      --------------
     Net increase(decrease)                          12,954                ----
                                             ===============     ===============

     Balanced
     --------
     Units issued                                    18,974                ----
     Units redeemed                                  (2,151)               ----
                                             ---------------      --------------
     Net increase(decrease)                          16,823                ----
                                             ===============     ===============

                          Independent Auditors' Report

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying balance sheets - statutory basis of The Union Central Life Insurance Company (the Company), a wholly-owned subsidiary of Ameritas Life Insurance Corp., which is an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of The Union Central Life Insurance Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of The Union Central Life Insurance Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 29 , 2012

                                            THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                Balance Sheets - Statutory Basis
                                                         (in thousands)

                                                                                           December 31,
                                                                                ---------------------------------
                ADMITTED ASSETS                                                       2011             2010
                                                                                ---------------- ----------------
Bonds                                                                           $     4,205,185  $     4,028,473
Common stocks                                                                            32,904           23,697
Mortgage loans                                                                         567,518           554,796
Real estate
  Properties occupied by the Company                                                     10,610           11,391
  Properties held for the production of income                                            1,236            1,233
  Properties held for sale                                                                2,321                -
Cash, cash equivalents and short-term investments                                        49,301           33,347
Loans on insurance contracts                                                            180,755          174,981
Other investments                                                                        24,156           30,275
                                                                                ---------------- ----------------
  Total Cash and Invested Assets                                                      5,073,986        4,858,193

Investment income due and accrued                                                        53,297           52,019
Deferred and uncollected premiums                                                        41,357           37,653
Federal income tax recoverable                                                                -            4,942
Net deferred income tax asset                                                            58,786           53,056
Other admitted assets                                                                    79,188           90,159
Separate account assets                                                               1,576,554        1,829,921
                                                                                ---------------- ----------------
  Total Admitted Assets                                                         $     6,883,168  $     6,925,943
                                                                                ================ ================
        LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $     4,587,708  $     4,417,914
Deposit-type funds                                                                      120,584          121,123
Reserves for unpaid claims                                                               13,200           19,646
Dividends payable to policyholders                                                       10,277           10,910
Interest maintenance reserve                                                             10,502           10,295
Accrued commissions, expenses and insurance taxes                                        44,978           40,886
Accrued separate account transfers                                                      (11,935)         (16,047)
Asset valuation reserve                                                                  27,212           15,908
Other liabilities                                                                        50,183           74,988
Separate account liabilities                                                          1,576,554        1,829,921
                                                                                ---------------- ----------------
  Total Liabilities                                                                   6,429,263        6,525,544
                                                                                ---------------- ----------------

Common stock, par value $1.00 per share, 10,000 shares
  authorized, 2,500 shares issued and outstanding                                         2,500            2,500
Additional paid in capital                                                              240,304          240,304
Surplus notes                                                                            49,871           49,862
Special surplus - additional deferred tax asset                                          25,326           22,287
Unassigned surplus                                                                      135,904           85,446
                                                                                ---------------- ----------------
  Total Capital and Surplus                                                             453,905          400,399
                                                                                ---------------- ----------------
  Total Liabilities, Capital and Surplus                                        $     6,883,168  $     6,925,943
                                                                                ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       2

                                            THE UNION CENTRAL LIFE INSURANCE COMPANY
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                                          (in thousands)


                                                                                             Years Ended December 31,
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
  Premium income                                                                $       605,614  $       626,904  $       730,498
  Net investment income                                                                 273,743          264,505          242,940
  Commissions and expense allowances on reinsurance ceded                                26,540           30,620           23,938
  Miscellaneous income                                                                   28,570           30,547           27,791
                                                                                ---------------- ---------------- ----------------
    Total Premiums and Other Revenue                                                    934,467          952,576        1,025,167
                                                                                ---------------- ---------------- ----------------

Expenses
  Benefits to policyholders                                                             747,310          788,543          820,499
  Change in reserves for life, accident and health policies                             169,142          155,154          130,087
  Commissions                                                                            50,844           56,701           58,024
  General insurance expenses                                                            110,201          137,525          148,574
  Taxes, licenses and fees                                                                9,565           11,064           13,528
  Net transfers from separate accounts                                                 (209,067)        (219,541)        (193,216)
                                                                                ---------------- ---------------- ----------------
    Total Expenses                                                                      877,995          929,446          977,496
                                                                                ---------------- ---------------- ----------------

    Gain from Operations before Dividends, Federal Income
    Tax Benefit and Net Realized Capital Gains (Losses)                                  56,472           23,130           47,671

  Dividends to policyholders                                                             10,570           11,311           11,018
                                                                                ---------------- ---------------- ----------------

    Gain from Operations before Federal Income Tax
    Benefit and Net Realized Capital Gains (Losses)                                      45,902           11,819           36,653

  Federal income tax benefit                                                            (18,794)          (3,746)          (3,443)
                                                                                ---------------- ---------------- ----------------

    Gain from Operations before Net Realized Capital Gains (Losses)                      64,696           15,565           40,096

  Net realized capital gains (losses)                                                     2,894          (17,630)        (159,876)
                                                                                ---------------- ---------------- ----------------

    Net Income (Loss)                                                                    67,590           (2,065)        (119,780)

  Additional paid in capital
    Capital contribution from parent                                                          -                -          160,304
  Surplus notes
    Surplus notes and amortization                                                            9                8          (24,991)
  Change in special surplus - additional deferred tax asset                               3,039          (11,891)          34,178
  Unassigned surplus
    Change in net unrealized capital gains/losses, net of taxes                          (7,411)          14,187           14,288
    Change in net deferred income taxes                                                 (40,816)           6,567           18,507
    Change in non-admitted assets                                                        45,529           10,242           33,237
    Change in asset valuation reserve                                                   (11,304)          (8,236)          (2,933)
    Change in minimum pension liability                                                  (1,569)          (2,173)             625
    Term coinsurance agreement and emerging profits                                      (2,829)          (5,829)          27,000
    Reinsurance ceded premium error                                                         374           (2,121)               -
    Prior year reserve errors                                                              (652)           1,490           (2,503)
    Prior year reinsurance commission and expense allowance errors                        1,546                -                -
    Cumulative effect of change in accounting principle                                       -                -           (4,095)
    Other                                                                                     -             (657)              63
                                                                                ---------------- ---------------- ----------------
  Increase (Decrease) in Capital and Surplus                                             53,506             (478)         133,900
  Capital and Surplus at the Beginning of the Year                                      400,399          400,877          266,977
                                                                                ---------------- ---------------- ----------------
    Capital and Surplus at the End of the Year                                  $       453,905  $       400,399  $       400,877
                                                                                ================ ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                                            THE UNION CENTRAL LIFE INSURANCE COMPANY
                                           Statements of Cash Flows - Statutory Basis
                                                         (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
  Premium collected net of reinsurance                                          $       608,800  $       639,204  $       730,450
  Net investment income received                                                        272,414          271,046          257,365
  Miscellaneous income                                                                   55,427           55,536          100,268
  Benefits paid to policyholders                                                       (744,084)        (784,634)        (843,435)
  Commissions, expenses and taxes paid                                                 (181,524)        (206,245)        (221,797)
  Dividends paid to policyholders                                                       (11,203)         (11,052)         (12,242)
  Transfer from separate accounts                                                       213,179          220,866          172,749
  Federal income taxes received                                                          44,070                -            4,607
                                                                                ---------------- ---------------- ----------------

    Net Cash From Operating Activities                                                  257,079          184,721          187,965
                                                                                ---------------- ---------------- ----------------

INVESTING ACTIVITIES
  Proceeds from investments sold, matured or repaid                                     420,619          395,994        1,553,333
  Cost of investments acquired                                                         (637,757)        (632,231)      (1,909,834)
  Net change in loans on insurance contracts                                             (5,800)          (9,402)         (10,635)
                                                                                ---------------- ---------------- ----------------

    Net Cash from Investing Activities                                                 (222,938)        (245,639)        (367,136)
                                                                                ---------------- ---------------- ----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital contribution                                                                        -                -          160,304
  Surplus notes                                                                               -                -          (25,000)
  Change in deposit-type funds                                                             (547)          (8,627)           5,141
  Other miscellaneous, net                                                              (17,640)           9,775           27,169
                                                                                ---------------- ---------------- ----------------

    Net Cash From Financing and Miscellaneous Activities                                (18,187)           1,148          167,614
                                                                                ---------------- ---------------- ----------------

    Net Increase (Decrease) in Cash, Cash Equivalents and
    Short-Term Investments                                                               15,954          (59,770)         (11,557)

    Cash, Cash Equivalents and Short-Term Investments
      - Beginning of Year                                                                33,347           93,117          104,674
                                                                                ---------------- ---------------- ----------------

    Cash, Cash Equivalents and Short-Term Investments
      - End of Year                                                             $        49,301  $        33,347  $        93,117
                                                                                ================ ================ ================

Non-cash transactions reported in operating, investing and financing activities:

  Postretirement benefit plan merger as contributed by parent                   $             -  $             -  $         8,254
  Cancelled surplus note as contributed by parent                               $             -  $             -  $        25,000
  Mortgage loan conversion to real estate                                       $         2,325  $             -  $             -


            The accompanying notes are an integral part of these statutory basis financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------

Nature of Operations
The Union Central Life Insurance Company ("the Company" or "Union Central"), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of Ameritas Life Insurance Corp. ("ALIC"). ALIC is a wholly-owned subsidiary of Ameritas Holding Company ("AHC"), and AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly-owns Summit Investment Advisors, Inc. ("SIA"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc., a mortgage banking business, and owns 17.7% of Paycor, Inc., a payroll processing company, and the remaining 82.3% ownership is with an unaffiliated third party.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

On April 17, 2009, the Ohio Department of Insurance approved the Company becoming a wholly-owned subsidiary of ALIC. On April 22, 2009, the Insurance Department of the State of Nebraska approved the re-domestication of the Company from Ohio to Nebraska. Together, these two actions resulted in the reorganization of the Company as a Nebraska subsidiary of ALIC, effective April 22, 2009. In conjunction with this reorganization, on April 23, 2009, the Company received a $50,000 capital contribution from ALIC and an additional $50,000 capital contribution was received on June 17, 2009. On December 22, 2009, the Company received a $25,000 capital contribution from ALIC.

At December 31, 2011, the Company wholly-owned the following subsidiaries and affiliates: 1) PRBA, Inc., the holding company of a pension administration company and 2) Union Central Mortgage Funding, Inc., a mortgage banking business.

ALIC is an insurance company domiciled in the State of Nebraska. In addition to the Company, ALIC owns 100% of Ameritas Life Insurance Corp. of New York ("Ameritas New York"), a New York domiciled life insurance subsidiary and 100% of the Acacia Life Insurance Company ("Acacia"), a District of Columbia domiciled life insurance subsidiary. ALIC also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly-owned subsidiary of Aviva USA. As of December 31, 2011, ALIC acquired 100% of BNL Financial Corporation, a holding company, which owns 100% of Brokers National Life Assurance Company, an Arkansas domiciled life insurance subsidiary. Acacia is a 100% owner of Acacia Realty Corporation, owner of real estate property, Calvert Investments, Inc., a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds and Griffin Realty, LLC, a real estate investment company. Acacia is also an 85% owner of the Acacia Federal Savings Bank, a thrift chartered institution, and the remaining 15% ownership is with ALIC.

On July 1, 2005, Union Central established a closed block of policies ("Closed Block") under an arrangement approved by the Ohio Insurance Department, to protect the dividend paying rights of certain policyholders. The Closed Block became effective on January 1, 2006 ("Effective Date"). The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments, and some term policies, as well as policies which were eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the Closed Block are also included. The Closed Block is designed to provide reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of the policies included in the block until the block is no longer in effect.

On March 19, 2009, the Company received a $2,050 capital contribution from AHC.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and the management of funds accumulated for pre-retirement and retirement needs.

The Company is licensed to do business in all 50 states of the United States and the District of Columbia.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska ("the Department").

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated at purchase as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, to be recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Subsidiaries are included as common stock carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses include self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability, and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statues, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Certain reinsurance contracts that do not qualify for transfer of insurance risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension benefits and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets" and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Surplus Notes
     Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

Significant NAIC statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of noninsurance subsidiaries and affiliates in which the Company has an interest of 10% or more are reported equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank common stock is recorded at cost. The change in the carrying value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus. The value of affiliated mutual funds was $84 and $6,182 at December 31, 2011 and 2010, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships reflects the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investment in limited partnerships is recorded in "Other investments" in the Balance Sheets - Statutory Basis. The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until November 30, 2012. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $8,362 and $14,204 at December 31, 2011 and 2010, respectively.

The call options are carried at their fair value, and are reflected in "Other investments" in the Balance Sheets - Statutory Basis. The liabilities for the hedged insurance contracts are adjusted based on the fair value of the related embedded derivatives, and are reflected in "Reserves for life, accident and health policies" in the Balance Sheets - Statutory Basis. Changes in the fair value of expired call options are reflected in "Net investment income" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, and totaled $4,324, $3,547 and $(1,450) for the years ended December 31, 2011, 2010 and 2009, respectively. Changes in the fair value of open call options are reflected in "Change in unrealized capital gains (losses)" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, and totaled $(7,847), $3,451 and $8,985 for the years ended December 31, 2011, 2010 and
2009, respectively. Adjustments to the liabilities for hedged insurance contracts based on changes in the fair value of the call options are reflected in "Change in reserves for life, accident and health policies" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The notional amount of the call options at December 31, 2011 and 2010 was $44,295 and $38,700, respectively.

The Company sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a pre-determined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. In 2009, the Company started buying and selling futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contract, but will receive or pay cash daily based on the movement of the underlying index or treasury note.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bill) is recorded as an asset by the Company and included in "Bonds" in the Balance Sheets - Statutory Basis. The book adjusted/carrying value of the collateral recorded at December 31, 2011 and 2010 is $3,000 and $2,999, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in "Change in unrealized capital gains (losses)" in the Summary of Operations and Changes in Capital and Surplus
- Statutory Basis and totaled $714, $(130) and $(465) for the years ended December 31, 2011, 2010 and 2009, respectively. The total variation margin on closed contracts is reflected in "Net investment income" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis and totaled $1,529, $(412) and $(724) for the years ended December 31, 2011, 2010 and 2009, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding policy loans, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus for interest due on mortgages with interest more than 180 days past due was $30 at December 31, 2010. No amount was excluded from unassigned surplus at December 31, 2011 and 2009.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary ("OTTI"), the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of unaudited subsidiaries, advances to agents, furniture and equipment, a portion of deferred income tax assets, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $126,501 and $175,069 at December 31, 2011 and 2010, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. The admitted value of the Company's electronic data processing equipment and operating and nonoperating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $9,488 and $9,496, was $184 and $768 at December 31, 2011 and 2010, respectively, and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis. Electronic data processing equipment and operating software is depreciated using the straight line method over the lesser of its estimated useful life or three years. Non-operating software is depreciated using the straight line method over the lesser of its estimated useful life or five years. Other furniture and equipment is depreciated using the straight line method over the estimated useful life of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis in 2011, 2010 and 2009 was $1,503, $2,372 and $2,752, respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2011.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed and variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM, which did not have a significant impact on the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest for deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
Reserves for unpaid life and individual accident and health claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known. These estimates are subject to the affects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for unpaid individual accident and health contract claims is, in part, a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% Commissioner's Individual Disability Table A ("CIDA") for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Actuarial Standard of Practice No. 5,
Section 5.14. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts is a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 CGDT assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement.

Reserves for unpaid group accident and health short-term disability contracts for certain policies with a benefit period of one to two years are based on a seriatim review of claims and establishment of expected disability duration by claims examiners, based on diagnosis and historical experience, with an interest discount of 4.5%. The present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was 5.08%, 5.10% and 5.10% of total insurance in force at December 31, 2011, 2010 and 2009, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Accrued Separate Account Transfers
Accrued separate account transfers consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed method developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. If the IMR is negative (representing aggregate net losses), such negative amount is non-admitted. Amortization included in net investment income was $3,170, $3,807 and $(646) for 2011, 2010 and 2009, respectively.

Recognition of Premium Revenues and Related Costs
For ordinary life insurance contracts and accident and health insurance contracts, premiums are recognized as revenues when premiums are due. For universal life insurance contracts and annuity considerations, revenues are recognized when premiums are received and consist of all premiums received. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves and unpaid claim liabilities are reported net of reinsured amounts.

Surplus Notes
The Surplus Notes ("the Notes") are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability. The Company's federal income tax return was filed on a stand alone basis for the 2009 and 2010 tax years.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve held for tax related contingencies was $0 and $0 at December 31, 2011 and 2010, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2003. In 2011, the IRS began an examination of the Company's 2008 federal income tax return and the amended federal income tax returns for tax years 2003 through 2007.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in the fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2011, 2010 and 2009, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular loan-backed and structured securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted bonds by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101")
In August 2011, the NAIC issued SSAP No. 101, which supercedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement is effective beginning January 1, 2012. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R")
In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R")
In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" ("SSAP No. 35R")
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SSAP No. 91R")
In May 2010, the NAIC issued SSAP No. 91R, which incorporated revisions to the existing statement to include updated securities lending accounting, reporting and disclosures. The revisions to this statement were effective December 31, 2010. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement was effective beginning with December 31, 2010 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations. This statement changed disclosure requirements and no longer requires fair value measurement disclosures to be disaggregated between recurring and non-recurring.

Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted deferred tax asset may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with deferred tax assets if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R were effective for the year ended December 31, 2009, and interim and annual financial statements through December 31, 2011. The adoption of this statement resulted in an increase in surplus of $34,178 at December 31, 2009.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The cumulative effect from adoption of this statement resulted in a decrease in surplus of $4,095, net of tax.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Corrections of Errors
During 2011, the Company discovered a rate error in its reinsurance system which impacted premiums ceded to a third party. This error was corrected as a direct increase in unassigned surplus of $374 at December 31, 2011.

During 2011, the Company discovered a reinsurance reserve data error on a universal life rider. This error was corrected as a direct increase in unassigned surplus of $430.

During 2011, the Company discovered valuation coding errors on certain Actuarial Guideline 38 products. This error was corrected as a direct decrease in unassigned surplus of $1,431.

During 2011, the Company discovered a data error on group deferred annuity reserves. This error was corrected as a direct increase in unassigned surplus of $349.

During 2011, the Company discovered that it had not accrued for a profit sharing commission due to a third party related to its Texas Accident and Health block of business. This error was corrected as a direct decrease in unassigned surplus of $361 at December 31, 2011.

During 2011, the Company discovered that it had overpaid commission and expense allowances on its intercompany reinsurance treaty with Acacia. This error was corrected as a direct increase in unassigned surplus of $1,907 at December 31, 2011.

During 2010, the Company discovered an error in its calculation of prior year reserves associated with waiver of premiums on its term block of business. This error, net of reinsurance, was corrected as a direct increase in unassigned surplus of $1,490.

During 2010, the Company discovered that it had underpaid reinsurance premiums in the prior year. The underpayment resulted from incorrect table premiums loaded into the reinsurance administration system. The error directly reduced unassigned surplus by $2,121.

During 2009, the Company discovered an error in its calculation of prior year reserves for its 2001 CSO term products primarily affecting first year floor reserves and full use of the select period. The error was corrected as a direct decrease in unassigned surplus of $2,503.

During 2009, an evaluation of the Company's revenue sharing receivable account determined that the receivable was understated. The revenue sharing receivable account represents income due from registered investment companies that manage mutual funds offered by the Company's variable products. This error was corrected as a direct increase in "Other" in unassigned surplus of $794.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS
--------------------

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows:

                                                                                           Year Ended December 31, 2011
                                                                                ---------------------------------------------------
                                                                                  Cost or       Gross        Gross
                                                                                 Amortized    Unrealized   Unrealized     Fair
                                                                                    Cost        Gains       (Losses)      Value
                                                                                ------------ ------------ ------------ ------------
U.S. government                                                                 $    32,323  $     4,189  $         -  $    36,512
Special revenue and special asessment and all
  non-guaranteed obligations of agencies and authorities
    of governments and their political subdivisions                                 787,052       66,159         (963)     852,248
Hybrid securities                                                                    89,944        1,870       (8,024)      83,790
Industrial and miscellaneous (unaffiliated)                                       3,299,436      322,516      (35,673)   3,586,279
Credit tenant loans (unaffiliated)                                                      125            4            -          129
                                                                                ------------ ------------ ------------ ------------
  Total Bonds                                                                   $ 4,208,880  $   394,738  $   (44,660) $ 4,558,958
                                                                                ============ ============ ============ ============

                                                                                           Year Ended December 31, 2010
                                                                                ---------------------------------------------------
                                                                                  Cost or       Gross        Gross
                                                                                 Amortized    Unrealized   Unrealized     Fair
                                                                                    Cost        Gains       (Losses)      Value
                                                                                ------------ ------------ ------------ ------------
U.S. government                                                                 $   386,568  $     8,195  $      (610) $   394,153
Special revenue and special asessment and all
  non-guaranteed obligations of agencies and authorities
    of governments and their political subdivisions                                 305,317        6,763       (3,650)     308,430
Hybrid securities                                                                    90,829        2,860       (3,866)      89,823
Industrial and miscellaneous (unaffiliated)                                       3,249,996      222,668      (71,241)   3,401,423
Credit tenant loans (unaffiliated)                                                      456           25            -          481
                                                                                ------------ ------------ ------------ ------------
  Total Bonds                                                                   $ 4,033,166  $   240,511  $   (79,367) $ 4,194,310
                                                                                ============ ============ ============ ============

At December 31, 2011 and 2010, the amortized cost of bonds was reduced by $3,695 and $4,693, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $4,205,185 and $4,028,473, respectively.

The cost or amortized cost and estimated fair value of the Company's investments in bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    December 31, 2011
                                                                                -------------------------
                                                                                   Cost or
                                                                                  Amortized      Fair
                                                                                     Cost        Value
                                                                                ------------ ------------
            Due in one year or less                                             $     88,621 $     89,036
            Due after one year
              through five years                                                     883,303      941,625
            Due after five years
              through ten years                                                    1,897,054    2,095,054
            Due after ten years                                                    1,247,824    1,332,730
            Bonds with multiple repayment dates                                       92,078      100,513
                                                                                ------------ ------------
              Total bonds                                                       $  4,208,880 $  4,558,958
                                                                                ============ ============

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

                                                                                              Years Ended December 31,
                                                                                ----------------------------------------------------
                                                                                       2011             2010              2009
                                                                                ----------------  ----------------  ----------------
                 Bonds:
                   Proceeds from sales                                          $        96,892   $       116,545   $     1,164,373
                   Proceeds from repayments and
                     maturities                                                         207,592           201,276           208,535
                                                                                ----------------  ----------------  ----------------
                 Total bonds                                                    $       304,484   $       317,821   $     1,372,908
                                                                                ================  ================  ================
Bonds and Stocks
Realized capital gains (losses) are as follows:

                                                                                              Years Ended December 31,
                                                                                ----------------------------------------------------
                                                                                       2011             2010              2009
                                                                                ----------------  ----------------  ----------------
            Bonds:
              Gross realized capital gains on sales                             $         5,278   $         6,881   $        51,487
              Gross realized capital losses on sales                                       (230)              (46)           (4,539)
                                                                                ----------------  ----------------  ----------------
            Net realized capital gains on sales                                           5,048             6,835            46,948
            Other, including impairments and net gain on
              dispositions other than sales                                             (11,465)          (19,982)         (196,636)
                                                                                ----------------  ----------------  ----------------
            Total bonds                                                                  (6,417)          (13,147)         (149,688)

            Preferred stocks                                                                  -                 -             1,718
            Common stocks                                                                 3,256               785             9,438
            Other investments                                                              (946)           (3,404)            2,257
                                                                                ----------------  ----------------  ----------------
            Realized capital losses before federal
              income taxes and transfer to IMR                                           (4,107)          (15,766)         (136,275)

            Realized capital gain transferred to IMR                                     (4,939)           (2,868)          (36,309)
            Federal income tax benefit                                                  (11,940)           (1,004)          (12,708)
                                                                                ----------------  ----------------  ----------------
            Net realized capital gains (losses)                                 $         2,894   $       (17,630)  $      (159,876)
                                                                                ================  ================  ================

In 2011, 2010 and 2009, the Company recognized pre-tax impairment losses on bonds of $12,655, $19,982 and $196,636, respectively, as the securities had "other-than-temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2011, 2010 and 2009, the Company recognized a pre-tax impairment loss of $0, $124, and $229 respectively on its subsidiary investment in PRBA, Inc. as the investment had "other-than-temporary" losses in fair value.

In 2011, 2010 and 2009, the Company recognized pre-tax impairment losses on mortgages of $741, $456 and $0, respectively, as the securities had "other-than-temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2011, 2010 and 2009, the Company recognized pre-tax impairment losses on limited partnerships of $0, $3,474 and $0 as the securities had "other-than-temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The Company engaged in securities lending transactions to generate additional income. The program was administered by an authorized financial institution and required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintained effective control over all loaned securities and, therefore, continued to report such securities as bonds and common stocks in the Balance Sheets - Statutory Basis. The carrying value of bonds loaned as of December 31, 2011 and 2010 was $0 and $2,528, respectively. The fair value of cash collateral held was $0 and $2,678 as of December 31, 2011 and 2010, respectively. Income from securities lending was recognized in "Net investment income" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. There was no non-cash collateral on deposit at December 31, 2011 and 2010.

In 2009, the Company entered into an agreement with the Federal Home Loan Bank of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for fixed rate long term allowances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to 0.2% of assets, with a $1,000 maximum at the date of purchase. As a part of this agreement, $1,000 in stock was purchased. As part of the agreement, $995 in stock was owned at December 31, 2011 and 2010. There was $0 collateral pledged at December 31, 2011 and 2010. The assets and reserves are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The reserve at December 31, 2011 and 2010 was $0.

An aging of unrealized losses on the Company's investments in bonds and common stocks follows:

                                                                            December 31, 2011
                                           -----------------------------------------------------------------------------------------
                                                     Less than                    12 Months
                                                     12 Months                     or More                        Total
                                           -----------------------------------------------------------------------------------------
                                               Fair         Unrealized       Fair         Unrealized       Fair         Unrealized
                                               Value          Losses         Value          Losses         Value          Losses
                                           -------------- -------------- -------------- -------------- -------------- --------------
Special revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                             $       1,571  $          (4) $       5,914  $        (959)  $      7,485  $        (963)
Hybrid securities                                 34,279         (2,203)        34,325         (5,821)        68,604         (8,024)
Industrial and miscellaneous (unaffiliated)      165,861         (8,279)       177,260        (27,394)       343,121        (35,673)
                                           -------------- -------------- -------------- -------------- -------------- --------------
  Subtotal                                       201,711        (10,486)       217,499        (34,174)       419,210        (44,660)

Common stocks                                     15,789         (2,725)            52            (13)        15,841         (2,738)
                                           -------------- -------------- -------------- -------------- -------------- --------------

  Total                                    $     217,500  $     (13,211) $     217,551  $     (34,187)  $    435,051  $     (47,398)
                                           ============== ============== ============== ============== ============== ==============

                                       19

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

                                                                            December 31, 2010
                                           -----------------------------------------------------------------------------------------
                                                     Less than                    12 Months
                                                     12 Months                     or More                        Total
                                           -----------------------------------------------------------------------------------------
                                               Fair         Unrealized       Fair         Unrealized       Fair         Unrealized
                                               Value          Losses         Value          Losses         Value          Losses
                                           -------------- -------------- -------------- -------------- -------------- --------------
U.S. government                            $      35,535  $        (610) $           -  $           -  $      35,535  $        (610)
Special revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                                    54,525           (970)         6,579         (2,680)        61,104         (3,650)
Hybrid securities                                  4,937            (65)        56,521         (3,801)        61,458         (3,866)
Industrial and miscellaneous (unaffiliated)      276,178         (7,658)       264,493        (63,583)       540,671        (71,241)
                                           -------------- -------------- -------------- -------------- -------------- --------------
  Subtotal                                       371,175         (9,303)       327,593        (70,064)       698,768        (79,367)

Common stocks                                      1,899            (32)             -              -          1,899            (32)
                                           -------------- -------------- -------------- -------------- -------------- --------------

  Total                                    $     373,074  $      (9,335) $     327,593  $     (70,064) $     700,667  $     (79,399)
                                           ============== ============== ============== ============== ============== ==============

The unrealized losses in 2011 and 2010 reported above for bonds were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2011 and 2010.

The Company considers various factors when considering if a decline in fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in unaffiliated common stocks at December 31, 2011 or 2010 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2011 and 2010, bonds totaling $123,616 and $106,476, respectively, (3.0% and 2.6%, respectively, of the total bond and short-term portfolios) are considered "below investment grade." Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC.

The Company has exposure to subprime mortgage loans within its investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

As of December 31, 2011 and 2010, the Company's total investment in non-agency loan-backed and structured securities represents securities with an adjusted cost basis of $228,089 and $312,014 and a fair value of $219,857 and $270,345, respectively. Additionally, as of December 31, 2011 and 2010, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $92,836 and $102,654 and a fair value of $84,160 and $86,732 respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2011 is as follows:

                                      Amortized Cost   OTTI Recognized in Loss
                                       Basis Before  -----------------------------
                                          OTTI         Interest     Non-interest     Fair Value
                                      -------------- ------------ ---------------- --------------
March 31, 2011
  Present value of cash flows         $       1,075  $         -  $           758  $       1,118

June 30, 2011
  Present value of cash flows         $       3,207  $         -  $         1,270  $       2,441

September 30, 2011
  Present value of cash flows         $      27,003  $         -  $         7,571  $      16,928

December 31, 2011
  Present value of cash flows         $      14,976  $         -  $         1,939  $      10,956

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at March 31, 2011 listed above follows:

                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      576434XQ2          $            672  $             80  $            592  $             80  $            887
      57643MAZ7                       403               237               166               237               231
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $          1,075  $            317  $            758  $            317  $          1,118
                         ================= ================= ================= ================= =================

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at June 30, 2011 listed above follows:
                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      05949CKB1          $          1,008  $            874  $            134  $            874  $          1,018
      05953YCF6                       724               343               381               343                64
      12669FB44                     1,475               720               755               720             1,359
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $          3,207  $          1,937  $          1,270  $          1,937  $          2,441
                         ================= ================= ================= ================= =================

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at September 30, 2011 listed above follows:

                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      05948XE31          $            861  $            355  $            506  $            355  $            638
      126673UB6                     1,758               632             1,126               632               348
      12669EA30                       838               485               353               485               384
      172973WR6                       694               548               146               548               578
      22541S5Y0                       591               144               447               144               359
      225458CE6                       210                90               120                90                 -
      2254W0KN4                     1,081               551               530               551               752
      32051D2P6                       598                67               531                67               239
      32051DW32                       202                34               168                34                91
      36228F2Z8                     1,725             1,527               198             1,527             1,014
      36242DFJ7                     1,622               784               838               784             1,234
      36242DNE9                    10,555            10,349               206            10,349             8,256
      36242DSV6                     1,941             1,546               395             1,546               914
      45660NXM2                       681               309               372               309               245
      576434EY6                     1,942             1,240               702             1,240             1,110
      57643MBY9                       565               288               277               288               140
      61748HAF8                     1,139               483               656               483               626
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $         27,003  $         19,432  $          7,571  $         19,432  $         16,928
                         ================= ================= ================= ================= =================

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at December 31, 2011 listed above follows:

                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      07384MTZ5          $            377  $            209  $            168  $            209  $             93
      12669FHD8                       800               684               116               684               410
      36228FK47                     1,043               937               107               937               527
      36242DNE9                    10,345             9,070             1,275             9,070             8,255
      57643MDR2                     1,198             1,123                75             1,123               992
      76110GYT2                     1,213             1,015               198             1,015               679
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $         14,976  $         13,038  $          1,939  $         13,038  $         10,956
                         ================= ================= ================= ================= =================

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------
A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2010 is as follows:

                                      Amortized Cost   OTTI Recognized in Loss
                                       Basis Before  -----------------------------
                                          OTTI         Interest     Non-interest     Fair Value
                                      -------------- ------------ ---------------- --------------
March 31, 2010
     Present value of cash flows      $     13,725   $         -  $         2,242  $       6,365

June 30, 2010
     Present value of cash flows      $     40,373   $         -  $        10,283  $      23,294

September 30, 2010
     Present value of cash flows      $     7,401    $         -  $         3,011  $       5,699

December 31, 2010
     Present value of cash flows      $     14,651   $         -  $         2,382  $       8,995

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at March 31, 2010 listed above follows:

                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      57643MGE8          $            979  $            349  $            630  $            349  $            283
      76110G7G0                       465               112               353               112                59
      76110GQ38                       322               192               130               192               155
      76110G2P5                       411               274               137               274               259
      86359ALU5                       766               693                73               693               462
      0605067S5                       440               232               208               232                51
      36228F3A2                     1,062               981                81               981               340
      05948LAW7                       297               173               124               173                85
      05948XLB5                       846               777                69               777               172
      31393SWM5                     8,137             7,700               437             7,700             4,499
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $         13,725  $         11,483  $          2,242  $         11,483  $          6,365
                         ================= ================= ================= ================= =================

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at
June 30, 2010 listed above follows:

                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      76110HL56          $            540  $            453  $             87  $            453  $            240
      05953YCF6                       868               760               108               760               104
      126694DX3                     1,034               918               116               918               777
      94982YAC4                       226               108               118               108               123
      57643MGE8                       326               201               125               201               290
      31393XWM5                     7,581             7,452               129             7,452             4,597
      05948XLB5                       735               601               134               601               291
      0605067S5                       217                81               136                81                55
      76110G2P5                       254               107               147               107               255
      761118JU3                       378               200               178               200               223
      17312DAL2                       502               321               181               321               233
      61748HGK1                       345               150               195               150               135
      36228FK47                     1,422             1,216               206             1,216               446
      576434ZC1                       561               315               246               315               354
      576433UR5                     2,676             2,386               290             2,386             1,922
      76110HHL6                     1,759             1,452               307             1,452             1,326
      22541SZ50                       601               288               313               288               219
      36228F3A2                       959               644               315               644               564
      225470FY4                     1,683             1,277               406             1,277               694
      949779AE2                     2,394             1,899               495             1,899             1,495
      55265WDU4                     2,625             2,109               516             2,109             1,014
      12669FB44                     2,228             1,670               558             1,670             1,356
      76110HXG9                     1,138               521               617               521               999
      17313QAC2                     1,017               335               682               335               494
      576434XQ2                     1,601               869               732               869             1,158
      94981VAR8                     2,625             1,384             1,241             1,384             1,796
      36228FX27                     4,078             2,373             1,705             2,373             2,134
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $         40,373  $         30,090  $         10,283  $         30,090  $         23,294
                         ================= ================= ================= ================= =================

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at September 30, 2010 listed above follows:
                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      16162WBR9          $          1,052  $            597  $            455  $            597  $            211
      05948XPT2                       342                75               267                75               227
      36228FX27                     2,199               908             1,291               908             2,260
      949779AE2                     1,869             1,598               271             1,598             1,502
      576433UR5                     1,939             1,212               727             1,212             1,499
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $          7,401  $          4,390  $          3,011  $          4,390  $          5,699
                         ================= ================= ================= ================= =================

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A detailed summary of the loan-backed and structured security investments with recognized other-than-temporary impairments at December 31, 2010 listed above follows:

                          Amortized Cost       Projected      Recognized OTTI    Amortized Cost        Fair
              CUSIP        Before OTTI        Cash Flows         Impairment        After OTTI          Value
      ------------------ ----------------- ----------------- ----------------- ----------------- -----------------
      760985XK2          $          5,866  $          5,178  $            688  $          5,178  $          4,160
      05948XKC4                       474               248               226               248               201
      45660NNW1                     1,435               910               525               910               801
      07384MVX7                     1,788             1,417               371             1,417               749
      2254W0KM6                     2,886             2,712               174             2,712             2,170
      576435AV3                       882               613               269               613               314
      225458YM4                     1,320             1,191               129             1,191               600
                         ----------------- ----------------- ----------------- ----------------- -----------------
      Total              $         14,651  $         12,269  $          2,382  $         12,269  $          8,995
                         ================= ================= ================= ================= =================

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2011 follows:

                                              Unrealized Less Than 12 Months                  Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                         Amortized         Fair                          Amortized         Fair
                                           Cost            Value        Unrealized         Cost            Value        Unrealized
                                      --------------  --------------  --------------  --------------  --------------  --------------

  Structured securities               $      30,541   $      25,648   $      (4,893)  $     178,299   $     155,299   $     (23,000)

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2010 follows:

                                              Unrealized Less Than 12 Months                  Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                         Amortized         Fair                          Amortized         Fair
                                           Cost            Value        Unrealized         Cost            Value        Unrealized
                                      --------------  --------------  --------------  --------------  --------------  --------------

  Structured securities               $      93,836   $      92,019   $      (1,817)  $     282,756   $     221,491   $     (61,265)

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                   December 31, 2011        December 31, 2010
                                 ----------------------   ----------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
                                 ----------  ----------   ----------  ----------
    Region
    ----------------------------
    New England and Mid Atlantic $  31,466        5.5%    $  28,536        5.1%
    South Atlantic                 106,760       18.8%       91,729       16.5%
    North Central                  167,709       29.6%      160,350       28.9%
    South Central                   95,130       16.8%       86,321       15.6%
    Mountain                        86,833       15.3%       93,800       16.9%
    Pacific                         79,620       14.0%       94,060       17.0%
                                 ----------  ----------   ----------  ----------

       Total                     $ 567,518      100.0%    $ 554,796      100.0%
                                 ==========  ==========   ==========  ==========

    Property Type
    ----------------------------
    Apartment and residential    $  48,491        8.5%    $  35,991        6.5%
    Warehouses and industrial      195,516       34.5%      175,785       31.7%
    Retail and shopping center     166,056       29.3%      187,223       33.7%
    Office                         134,379       23.7%      129,031       23.3%
    Other                           23,076        4.0%       26,766        4.8%
                                 ----------  ----------   ----------  ----------

       Total                     $ 567,518      100.0%    $ 554,796      100.0%
                                 ==========  ==========   ==========  ==========

For the mortgage loans held by the Company, debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans at December 31, 2011 are summarized as follows:

                                  Construction and               Commercial
                                  Land Development               Real Estate
                                  ----------------               -----------
  DSCR Distribution
     Below  1.0                               -                      67,446
     1.0  -  1.2                          1,268                      53,547
     1.2 - 1.8                                -                     343,247
     Greater than 1.8                         -                      98,451
                                  ----------------               -----------
     Total                          $     1,268                  $  562,691
                                  ================               ===========

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

                                                             December 31, 2011
                                                             -----------------
      Loan to Value
         Below 60%                                                $3,559
                                                                  ------
         Total                                                    $3,559
                                                                  ======

An aging analysis of the loans held by the Company is summarized as follows:

                                                             December 31, 2011
                                                             -----------------
         Carry value of loans less than 90 days past due         $    1,362
         Carry value of loans 90 days or more past due                2,467
         Carry value of current loans                               563,689
                                                                 ----------
         Total                                                   $  567,518
                                                                 ==========

At December 31, 2011, the average size of an individual mortgage loan was $1,120. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $10,967 and $3,676 at December 31, 2011 and 2010, respectively. As of December 31, 2011, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 9.75% and 5.00%.

In 2011, the Company issued 30 new mortgage loans at the maximum and minimum rates of interest of 6.25% and 5.10% totaling $76,648. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2011, the Company held no mortgages with interest more than 180 days past due. During 2011, the Company reduced interest rates on two mortgages, one with a carrying value of $825 was reduced by 2.2% and one with a carrying value of $565 was reduced by 0.5%. At December 31, 2011 and 2010, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Mortgage loans are evaluated individually for impairment. At December 31, 2011 and 2010, the Company held one impaired mortgage loan with a carry value of $565 and $500 and with an impairment loss recognized of $0 and $456, respectively. There was interest income recognized on this loan of $86 in 2011 and $0 in 2010 subsequent to impairment. The Company impaired one mortgage loan during 2011 and recognized a loss of $741. Subsequent to impairment the loan was foreclosed and the adjusted cost of $2,325 was transferred to real estate.

Real estate consists of the home office property, properties held for the production of income and properties held for sale. Accumulated depreciation for real estate was $39,613 and $38,786 as of December 31, 2011 and 2010, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                             Years Ended December 31,
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
  Income:
    Bonds                                                                       $       220,882  $       212,292  $       205,751
    Common stocks                                                                           568            2,272            2,867
    Mortgage loans                                                                       37,660           38,058           37,665
    Real estate*                                                                          5,640            5,442            5,630
    Loans on insurance contracts                                                         10,573           10,587           10,347
    Short-term investments                                                                   15               40              297
    Derivatives                                                                           5,852            3,135           (2,174)
    Other investments                                                                     6,026            7,852            5,182
    Amortization of interest maintenance reserve                                          3,170            3,807             (646)
                                                                                ---------------- ---------------- ----------------

    Gross investment income                                                             290,386          283,485          264,919
                                                                                ---------------- ---------------- ----------------
  Expenses:
    Depreciation                                                                           (832)            (807)          (1,039)
    Other                                                                               (15,811)         (18,173)         (20,940)
                                                                                ---------------- ---------------- ----------------

    Total investment expenses                                                           (16,643)         (18,980)         (21,979)
                                                                                ---------------- ---------------- ----------------
      Net investment income                                                     $       273,743  $       264,505  $       242,940
                                                                                ================ ================ ================

* Includes amounts for the occupancy of company-owned property of $3,905 in 2011, 2010 and 2009.

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds: The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB, carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage loans: The fair values for commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

     Cash, cash equivalents and short-term investments and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: These assets include call options and fair value is determined using broker quotes for the monthly valuation of call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. Other investments carried on the equity method are not included as part of the fair value disclosure.

     Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate account assets and liabilities: Fair values of the separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                                2011                         2010
                                                   ---------------------------- ----------------------------
                                                   Book/Adjusted                Book/Adjusted
                                                      Carrying        Fair        Carrying         Fair
                                                        Value         Value        Amount          Value
                                                   -------------- ------------- -------------- -------------
     Financial Assets:
       Bonds                                       $   4,205,185  $  4,558,958  $   4,028,473  $  4,194,310
       Common stocks                                      32,904        32,904         23,697        23,697
       Mortgage loans                                    567,518       614,514        554,796       591,652
       Cash, cash equivalents and
         short-term investments                           49,301        49,301         33,347        33,347
       Loans on insurance contracts                      180,755       194,513        174,981       191,933
       Other investments                                   8,362         8,362         14,204        14,204
       Investment income due and accrued                  53,297        53,297         52,019        52,019
       Separate account assets                         1,576,554     1,576,554      1,829,921     1,829,921
                                                   -------------- ------------- -------------- -------------
       Total financial assets                      $   6,673,876  $  7,088,403  $   6,711,438  $  6,931,083
                                                   ============== ============= ============== =============

     Financial Liabilities:
       Direct access                               $      86,091  $     86,091  $      82,583       $82,583
       Traditional annuities                              22,683        23,848         27,685        29,182
       Supplementary contracts                            5,985          6,031          5,415         5,463
       Dividend accumulations                             5,026          5,026          5,030         5,030
       Premium deposit funds                                799            799            410           410
       Separate account liabilities                   1,576,554      1,576,554      1,829,921     1,829,921
                                                   -------------- ------------- -------------- -------------
       Total financial liabilities                 $  1,697,138   $  1,698,349  $   1,951,044  $  1,952,589
                                                   ============== ============= ============== =============

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

     Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
                                                   -----------    -----------    -----------    -----------
  Assets:
    Bonds                                          $        -     $        -     $    6,597     $    6,597
    Common stocks                                      31,909              -              -         31,909
    Derivatives                                             -          8,362              -          8,362
                                                   -----------    -----------    -----------    -----------
    Sub-total excluding separate account assets        31,909          8,362          6,597         46,868
  Separate account assets                           1,576,554           -              -         1,576,554
                                                   -----------    -----------    -----------    -----------
  Total assets accounted for at fair market value  $1,608,463     $    8,362     $    6,597     $1,623,422
                                                   ===========    ===========    ===========    ===========

The following table provides information as of December 31, 2010 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
                                                   -----------    -----------    -----------    -----------
  Assets:
    Bonds                                          $        -     $    4,379     $    6,109     $   10,488
    Common stocks                                      22,702              -              -         22,702
    Mortgages                                               -              -            500            500
    Derivatives                                             -         14,204              -         14,204
                                                   -----------    -----------    -----------    -----------
    Sub-total excluding separate account assets        22,702         18,583          6,609         47,894
  Separate account assets                           1,829,921              -              -      1,829,921
                                                   -----------    -----------    -----------    -----------
  Total assets accounted for at fair market value  $1,852,623     $   18,583     $    6,609     $1,877,815
                                                   ===========    ===========    ===========    ===========

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed equity securities and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
These assets include call options. The Company used broker quotes for the monthly valuation of call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, call options are classified as Level 2. These assets also include one impaired corporate bond carried at fair value at December 31, 2010. The primary inputs to valuation include reported trades, bids, benchmark yields, observations of credit default swap curves and credit spreads. The bond is classified as Level 2 due to the price being based on observable market data.

Level 3 - Financial Assets
The Company classified several non-agency mortgage-backed securities carried at fair value due to NAIC 6 rating in Level 3 at December 31, 2011 and 2010. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data. Additionally, the Company classified one impaired mortgage loan in Level 3 at December 31, 2010. The fair value was determined by appraised values, adjusted for management's assumptions. The loan was classified in Level 3 due to the price being based on unobservable market data.

The following table summarizes changes to our financial instruments for the years ended December 31, 2011 and 2010 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                2011                         2010
                                                   ---------------------------- ----------------------------
                                                       Bonds        Mortgages       Bonds        Mortgages
                                                   -------------- ------------- -------------- -------------
  Fair value at January 1                          $       6,109  $        500  $           -  $          -
  Total gains or losses (realized and unrealized):
    Included in net income                                   (49)            -              -             -
    Included in unassigned surplus                          (593)            -              -             -
  Purchases/issuances                                          -             -              -             -
  Sales/settlements                                         (140)            -              -             -
  Transfers into Level 3                                   2,763             -          6,109           500
  Transfers out of Level 3                                (1,493)         (500)             -             -
                                                   -------------- ------------- -------------- -------------
  Fair value at December 31                        $       6,597  $          -  $       6,109  $        500
                                                   ============== ============= ============== =============

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable income exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it is more likely than not that the DTAs, net of valuation allowances, will be realized. The Company did not record a valuation allowance at December 31, 2011 and 2010.

The components of the net deferred tax asset/(liability) are as follows:

                                                    December 31, 2011                               December 31, 2010
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------
Gross deferred tax assets             $     165,745   $       6,383   $     172,128   $     192,070   $      16,073   $     208,143
                                      --------------  --------------  --------------  --------------  --------------  --------------
Adjusted gross deferred tax assets          165,745           6,383         172,128         192,070          16,073         208,143
Gross deferred tax liabilities                3,016             322           3,338           2,501               -           2,501
                                      --------------  --------------  --------------  --------------  --------------  --------------
Subtotal net deferred tax asset             162,729           6,061         168,790         189,569          16,073         205,642
Deferred tax assets non-admitted            103,943           6,061         110,004         136,513          16,073         152,586
                                      --------------  --------------  --------------  --------------  --------------  --------------
Net admitted deferred tax assets      $      58,786   $           -   $      58,786   $      53,056   $           -   $      53,056
                                      ==============  ==============  ==============  ==============  ==============  ==============

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R is as follows:

                                                    December 31, 2011                               December 31, 2010
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------
Admission calculation components:
SSAP No. 10R, Paragraphs 10.a.,10.b.,
and 10.c.
  a. SSAP No. 10R Paragraph 10.a.     $           -   $           -   $           -   $           -   $           -   $           -
  b. SSAP No. 10R Paragraph 10.b.
      (lesser of 10.b.i.or 10.b.ii.
      below)                          $      33,460   $           -   $      33,460   $      30,769   $           -   $      30,769
  c. SSAP No. 10R Paragraph 10.b.i.   $      33,460   $           -   $      33,460   $      30,769   $           -   $      30,769
  d. SSAP No. 10R Paragraph 10.b.ii.            xxx             xxx   $      33,460             xxx             xxx   $      35,371
  e. SSAP No. 10R Paragraph 10.c.     $       3,016   $         322   $       3,338   $       2,501   $           -   $       2,501
  f. Total (a + b + e)                $      36,476   $         322   $      36,798   $      33,270   $           -   $      33,270

                                       32

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

                                                    December 31, 2011                               December 31, 2010
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------
Admission calculation components:
SSAP No. 10R, Paragraphs 10.e.
  g. SSAP No. 10R Paragraph 10.e.i.   $           -   $           -   $           -   $           -   $           -   $           -
  h. SSAP No. 10R Paragraph 10.e.ii.
      (lesser of 10.e.ii.a. or
      10.e.ii.b. below)               $      58,786   $           -   $      58,786   $      53,056   $           -   $      53,056
  i. SSAP No. 10R Paragraph 10.e.ii.a.$      92,681   $           -   $      92,681   $     100,582   $           -   $     100,582
  j. SSAP No. 10R Paragraph 10.e.ii.b.          xxx             xxx   $      58,786             xxx             xxx   $      53,056
  k. SSAP No. 10R Paragraph 10.e.iii. $       3,016   $         322   $       3,338   $       2,501   $           -   $       2,501
  l. Total (g + h + k)                $      61,802   $         322   $      62,124   $      55,557   $           -   $      55,557

Used in SSAP No. 10R, Paragraph 10.d.
  Total adjusted capital                        xxx             xxx   $     460,879             xxx             xxx   $     399,424
  Authorized control level                      xxx             xxx   $      52,245             xxx             xxx   $      44,754

SSAP No. 10R, Paragraphs 10.a., 10.b.,
and 10.c.
  Admitted deferred tax assets        $      36,476   $         322   $      36,798   $      33,270   $           -   $      33,270
  Admitted assets                               xxx             xxx   $   6,857,842             xxx             xxx   $   6,903,656
  Adjusted statutory surplus*                   xxx             xxx   $     391,905             xxx             xxx   $     353,707
  Total adjusted capital from DTA's             xxx             xxx   $     460,879             xxx             xxx   $     399,424

Increase due to SSAP No. 10R,
paragraphs 10.e.
  Admitted deferred tax assets        $      25,326   $           -   $      25,326   $      22,287   $           -   $      22,287
  Admitted assets                               xxx             xxx   $      25,326             xxx             xxx   $      22,287
  Statutory surplus                             xxx             xxx   $      25,326             xxx             xxx   $      22,287


*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

The Company has met the necessary risk-based capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R for the years ended
December 31, 2011 and 2010.

The Company recorded a change in admitted DTAs as the result of its election to employ the provision of paragraph 10.e. of SSAP No. 10R as follows:

                                                       2011 Change                                     2010 Change
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------

  Gross deferred tax assets           $     (26,325)  $      (9,690)  $     (36,015)  $      11,715   $      (2,954)  $       8,761
  Statutory valuation allowance                   -               -               -               -          (7,775)         (7,775)
                                      --------------  --------------  --------------  --------------  --------------  --------------
  Adjusted gross deferred tax assets        (26,325)         (9,690)        (36,015)         11,715           4,821          16,536
  Gross deferred tax liabilities                515             322             837           2,457            (263)          2,194
                                      --------------  --------------  --------------  --------------  --------------  --------------
  Subtotal net deferred tax asset           (26,840)        (10,012)        (36,852)          9,258           5,084          14,342
  Deferred tax assets non-admitted          (32,570)        (10,012)        (42,582)          7,180           5,084          12,264
                                      --------------  --------------  --------------  --------------  --------------  --------------
  Net admitted deferred tax assets    $       5,730   $           -   $       5,730   $       2,078   $           -   $       2,078
                                      ==============  ==============  ==============  ==============  ==============  ==============

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The change in the amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R during 2011 is:

                                                                 Ordinary     Capital     Total
                                                               ------------ ----------- -------------
Admission calculation components:
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
  a. SSAP No 10R Paragraph 10.a.                               $         -  $        -  $          -
  b. SSAP No. 10R Paragraph 10.b.
      (lesser of 10.b.i. or 10.b.ii. below)                    $     2,691  $        -  $      2,691
  c. SSAP No. 10R Paragraph 10.b.i.                            $     2,691  $        -  $      2,691
  d. SSAP No. 10R Paragraph 10.b.ii.                                   xxx         xxx  $     (1,911)
  e. SSAP No. 10R Paragraph 10.c.                              $       515  $      322  $        837
  f. Total (a + b + e)                                         $     3,206  $      322  $      3,528

SSAP No. 10R, Paragraphs 10.e.
  g. SSAP No. 10R Paragraph 10.e.i.                            $         -  $        -  $          -
  h. SSAP No. 10R Paragraph 10.e.ii.
      (lesser of 10.e.ii.a. or 10.e.ii.b. below)               $     5,730  $        -  $      5,730
  i. SSAP No. 10R Paragraph 10.e.ii.a.                         $    (7,901) $        -  $     (7,901)
  j. SSAP No. 10R Paragraph 10.e.ii.b.                                 xxx         xxx  $      5,730
  k. SSAP No. 10R Paragraph 10.e.iii.                          $       515  $      322  $        837
  l. Total (g + h + k)                                         $     6,245  $      322  $      6,567

Used SSAP No. 10R, Paragraph 10.d.
  Total adjusted capital                                               xxx         xxx  $     61,455
  Authorized control level                                             xxx         xxx  $      7,491

SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
  Admitted deferred tax assets                                 $     3,206  $      322  $      3,528
  Admitted assets                                                      xxx         xxx  $    (45,815)
  Adjusted statutory surplus*                                          xxx         xxx  $     38,198
  Total adjusted capital from DTA's                                    xxx         xxx  $     61,455

Increase due to SSAP No. 10R, paragraph 10.e.
  Admitted deferred tax assets                                 $     3,039  $        -  $      3,039
  Admitted assets                                                      xxx         xxx  $      3,039
  Statutory surplus                                                    xxx         xxx  $      3,039

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The impact of tax planning strategies is as follows:

                                                                                      December  31,  2011
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                      0.0%           0.0%          0.0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)           0.0%           0.0%          0.0%

                                                                                      December  31,  2010
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                      0.0%           3.0%          3.0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)           0.0%           0.0%          0.0%

The provision for incurred federal income taxes on earnings are:

                                                                                    Years Ended December 31,
                                                                             --------------------------------------
                                                                                 2011         2010         2009
                                                                             ------------ ------------ ------------
  Federal income                                                             $   (18,794) $         -  $         -
  Foreign                                                                              -            -            -
                                                                             ------------ ------------ ------------
    Subtotal                                                                     (18,794)           -            -
  Federal income tax on net capital gains                                         (4,107)         861            -
  Utilization of capital loss carryforwards                                       (6,105)        (861)           -
  Prior year taxes*                                                                    -        2,851       (4,499)
  Change in tax contingency reserve                                                    -       (6,597)       1,056
                                                                             ------------ ------------ ------------
  Federal and foreign income tax (benefit) incurred                          $   (29,006) $    (3,746) $    (3,443)
                                                                             ============ ============ ============

*Prior year taxes primarily relate to carryback claims and amended returns.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax assets:
  Ordinary
    Policyholder dividends                         $    3,520   $    3,752   $    3,654   $     (232)  $       98
    Reserves                                           20,376       21,520       22,645       (1,144)      (1,125)
    Proxy deferred acquisition costs                   49,869       49,270       47,356          599        1,914
    Deferred compensation and benefit liabilities      11,223       20,037       19,290       (8,814)         747
    Non-admitted assets                                 4,894        6,858        7,744       (1,964)        (886)
    Net operating loss carryforward                    71,243       83,462       77,987      (12,219)       5,475
    Tax credit carryforward                             1,225        1,225        1,166            -           59
    Other                                               3,395        5,946        3,283       (2,551)       2,663
                                                   -----------  -----------  -----------  -----------  -----------
      Subtotal                                        165,745      192,070      183,125      (26,325)       8,945
    Non-admitted deferred tax assets                  103,943      136,513      129,333      (32,570)       7,180
                                                   -----------  -----------  -----------  -----------  -----------
    Admitted ordinary deferred tax assets          $   61,802   $   55,557   $   53,792   $    6,245   $    1,765
                                                   ===========  ===========  ===========  ===========  ===========

  Capital
    Unrealized investment losses                   $    6,383   $    9,243   $   11,252   $   (2,860)  $   (2,009)
    Net capital loss carryforward                           -        6,830        7,775       (6,830)        (945)
                                                   -----------  -----------  -----------  -----------  -----------
      Subtotal                                          6,383       16,073       19,027       (9,690)      (2,954)
    Statutory valuation allowance adjustment                -            -        7,775            -       (7,775)
    Non-admitted deferred tax assets                    6,061       16,073       10,989      (10,012)       5,084
                                                   -----------  -----------  -----------  -----------  -----------
    Admitted capital deferred tax assets                  322            -          263          322       (8,038)
                                                   -----------  -----------  -----------  -----------  -----------
    Admitted deferred tax assets                   $   62,124   $   55,557   $   54,055   $    6,567   $   (6,273)
                                                   ===========  ===========  ===========  ===========  ===========

Deferred tax liabilities:
  Ordinary
    Tenant allowance                               $      482   $        -   $        -   $      482   $        -
    Interest payable                                      239            -            -          239            -
    Mortgage loans                                          -            -           42            -          (42)
    Reserves ten year spread                            2,215        2,417        2,770         (202)        (353)
    Other                                                  80           84            2           (4)          82
                                                   -----------  -----------  -----------  -----------  -----------
      Subtotal                                     $    3,016   $    2,501   $    2,814   $      515   $     (313)
                                                   -----------  -----------  -----------  -----------  -----------

  Capital
    Unrealized investment gains                    $      322   $        -   $        -   $      322   $        -
    Partnership interests                          $        -   $        -   $      263   $        -   $     (263)
                                                   -----------  -----------  -----------  -----------  -----------
      Subtotal                                     $      322   $        -   $      263   $      322   $     (263)
                                                   -----------  -----------  -----------  -----------  -----------

  Deferred tax liabilities                         $    3,338   $    2,501   $    3,077   $      837   $     (576)
                                                   -----------  -----------  -----------  -----------  -----------
  Net deferred tax assets                          $   58,786   $   53,056   $   50,978   $    5,730   $   (5,697)
                                                   ===========  ===========  ===========  ===========  ===========

The change in the net admitted deferred tax asset was $5,730, $2,078 and $26,790 for the years ended December 31, 2011, 2010 and 2009, respectively. The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The change in net deferred income taxes as of December 31 are as follows:

                                                       2011         2010        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  172,128   $  208,143   $  (36,015)
  Total deferred tax liabilities                        3,338        2,501          837
                                                   -----------  -----------  -----------
  Net deferred tax asset                           $  168,790   $  205,642      (36,852)
  Tax effect of unrealized gains (losses)          ===========  ===========      (3,964)
                                                                             -----------
  Change in net deferred income tax                                          $  (40,816)
                                                                             ===========

                                                       2010         2009        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  208,143   $  199,382   $    8,761
  Total deferred tax liabilities                        2,501          307        2,194
                                                   -----------  -----------  -----------
  Net deferred tax asset                           $  205,642   $  199,075        6,567
  Tax effect of unrealized gains (losses)          ===========  ===========           -
                                                                             -----------
  Change in net deferred income tax                                          $    6,567
                                                                             ===========

                                                       2009         2008        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  199,382   $  184,321   $   15,061
  Total deferred tax liabilities                          307        4,419       (4,112)
                                                   -----------  -----------  -----------
  Net deferred tax asset                           $  199,075   $  179,902       19,173
  Tax effect of unrealized gains (losses)          ===========  ===========         666
                                                                             -----------
  Change in net deferred income tax                                          $   18,507
                                                                             ===========

The provision for federal income taxes incurred and the change in deferred tax assets and liabilities differs from the result obtained by applying the federal statutory rate to pre-tax income primarily due to the separate account dividends received deduction, the amortization of the interest maintenance reserve, the change in corporate owned life insurance cash value, the change in the tax contingency reserves and other adjustments recorded directly thru surplus.

The amount of federal income taxes incurred in the current and each of the two preceding years, which are available for recoupment in the event of future net losses is $0.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The Company has carryovers to subsequent years as follows:

                                       Net
                                   Operating
                    Year of           Loss         Year of
                  Origination        Amount       Expiration
                  -----------    -------------    ----------
                      2008       $     65,520        2023
                      2009       $    124,732        2024
                      2010       $     13,300        2025

                                    Foreign
                    Year of        Tax Credit      Year of
                  Origination        Amount       Expiration
                  -----------    -------------    ----------
                     2006        $         74        2016
                     2007        $        368        2017
                     2008        $        373        2018
                     2009        $        410        2019

The Company joins in a consolidated federal income tax return filed by UNIFI. The other members of the affiliated group joining in the UNIFI consolidated return are as follows:

     Ameritas Holding Company                     Union Central Mortgage Funding, Inc.
     Ameritas Life Insurance Corp.                Acacia Federal Savings Bank
     Acacia Life Insurance Company                Acacia Service Corporation
     Ameritas Investment Corp.                    Acacia Realty Corporation
     Summit Investment Advisors, Inc.             Calvert Investments, Inc.
     Ameritas Life Insurance Corp. of New York    Calvert Investment Management, Inc.
     Ameritas Mortgage Funding, Inc.              Calvert Investment Administrative Service, Inc.
     PRBA, Inc.                                   Calvert Investment Distributors, Inc.
     PRB Administrators, Inc.                     Calvert Investment Services, Inc.

There were no deposits admitted under IRC Section 6033.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

During the year ended December 31, 2010, the Company's tax contingency decreased based on an Internal Revenue Service industry directive issued in 2010 relating to the separate accounts dividend received deduction issue. The tax contingency held by the Company was related solely to this issue. The Company believes that its Appeals conferees will follow this industry directive and concede any issues with the computation of the separate accounts dividend received deduction.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES
-------------------------------------------------------------------

The Company transacts business with certain companies that are affiliated through common ownership.

Effective January 1, 2011 employees of Union Central, Acacia and Ameritas New York became employees of ALIC, making ALIC the primary provider of all technical, financial, legal and marketing support in 2011. The Company provided facilities and certain data processing, accounting, tax, actuarial, legal, administrative, and executive services to various subsidiaries and affiliates for fees totaling $40, $41,200 and $53,662 in 2011, 2010 and 2009, respectively and received services from affiliates for fees totaling $75,402, $42,520 and $29,541 in 2011, 2010 and 2009, respectively.

Beginning in 2011, the Company also leases furniture and equipment to an affiliate. The amount recorded under these leases was $1,360 for the year ended December 31, 2011.

The Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $4,758, $4,493, and $4,010, of which $4,745, $4,484, and $4,010 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2011, 2010, and 2009 respectively.

The Company reported the following amounts due from (to) the below listed affiliates at December 31, 2011 and 2010 which were recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets - Statutory Basis. The terms of the settlement require that these amounts be settled monthly.

                                                       December 31,
                                                 -------------------------
                                                     2011         2010
                                                 ------------ ------------
  Ameritas Holding Company                       $        99  $      (801)
  Ameritas Life Insurance Corp.                       (6,431)         462
  Ameritas Life Insurance Corp. of New York             (420)         213
  Ameritas Investment Corp.                              (20)          94
  Acacia Life Insurance Company                       (1,244)        (518)
  Acacia Federal Savings Bank                              2           12
  Calvert Investments, Inc.                                -           30
  Summit Investment Advisors, Inc.                       (16)          84
                                                 ------------ ------------
    Total                                        $    (8,030) $      (424)
                                                 ============ ============

Effective June 30, 2010, Summit Investment Partners, Inc. ("SIP, Inc.") was dissolved and its assets and liabilities were distributed to its parent, the Company, on the same date. $2,099 was distributed to the Company as a result of the dissolution of which $589 was recognized as return of capital in the Balance Sheets - Statutory Basis and $1,510 was recognized as a distribution in "Net investment income" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

Effective September 30, 2009, the Company sold a portion of its oil and gas mineral rights to AHC for cash. The Company recorded a pre-tax realized gain of $4,285 as a result of this transaction.

Effective September 30, 2009, the Company sold its investments in certain common, preferred and fixed maturity securities to AHC. A promissory note was issued by AHC for payment of these securities for the purchase price of $28,743. The Company recorded a pre-tax realized gain of $16,568 and a pre-tax unrealized loss of $4,349 was reversed as a result of this transaction. On December 13, 2009, the note was settled for the purchase price of $28,743, plus interest of $125.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - EMPLOYEE BENEFITS
--------------------------

The Company has a non-qualified pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided under the defined benefit pension plan. On January 1, 2009, the Company froze participation in the Union Central Life Insurance Company Supplemental Retirement Plan ("the Plan") for all but two active participants. This resulted in a Plan curtailment at December 31, 2009 of $117, which reduced the Company's accrued pension liability and net periodic pension cost.

Effective December 31, 2008, the Union Central Life Insurance Company Employees Pension Plan ("the Pension Plan") was merged into the Ameritas Acacia Pension Plan and the merged plan was renamed the UNIFI Pension Plan. In 2011, the UNIFI Pension Plan was renamed the Ameritas Pension Plan. The Company continues to participate in the merged plan, of which AHC is the plan sponsor. While the Pension Plan was merged into the Ameritas Pension Plan, the separate benefit formula of the Pension Plan remains, which is used to determine the Company's proportionate share of pension funding. In 2011, 2010 and 2009, the Company recognized $6,842, $8,170 and $6,630, respectively of expense related to its proportionate share of required funding.

Prior to September 30, 2009, the Company provided postretirement medical and life insurance benefits to participants through postretirement benefit plans funded by two Voluntary Employee's Beneficiary Associations ("VEBAs").

Effective September 30, 2009, the Company's postretirement benefit plan was merged with the ALIC and Acacia postretirement benefit plans into a single plan sponsored by AHC ("Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC. In addition, ownership of the two VEBA trusts was transferred to AHC on the date of merger. De-recognition of the postretirement benefit plan liability resulted in an $8,254 contribution, which was recorded as "Additional paid in capital" in the Balance Sheets - Statutory Basis.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Postretirement Plan. Beginning in 2010, the actuarial expense for the postretirement benefit plan was paid entirely by AHC. During 2009, the Company was credited $(165) of postretirement welfare expense for its participation in the merged postretirement benefit plan.

In 2011, the Company paid $1,300 to AHC on behalf of its participation in the VEBAs.

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2011, 2010 and 2009. A summary of the assets, obligations and assumptions are as follows:

                                                          Pension                             Other  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
Change in projected benefit obligation:
  Projected benefit obligation at
    beginning of year                  $      20,850  $      18,601  $      19,882   $          -  $           -  $      15,176
  Service cost                                    36             10             11              -              -            319
  Interest cost                                1,143          1,210          1,128              -              -            634
  Plan participants' contributions                 -              -              -              -              -            393
  Actuarial (gain)/loss                        2,194          2,808           (836)             -              -              -
  Benefits paid                               (1,778)        (1,779)        (1,580)             -              -         (1,366)
  Curtailments                                     -              -             (4)             -              -              -
  Plan merger                                      -              -              -              -              -        (15,353)
  Medicare subsidy receipts                        -              -              -              -              -            197
                                       -------------- -------------- -------------- -------------- -------------- --------------
  Projected benefit obligation at
    year end                           $      22,445  $      20,850  $      18,601   $          -  $           -  $           -
                                       ============== ============== ============== ============== ============== ==============

                                       40

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

                                                          Pension                              Other Postretirement
                                                          Benefits                                    Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
Change in plan assets:
  Fair value of plan assets at
    beginning of year                   $          -  $           -  $           -  $           -  $           -  $       8,290
  Actual return on plan assets                     -              -              -              -              -          1,795
  Employer contributions                           -              -              -              -              -            975
  Plan participants' contributions                 -              -              -              -              -            393
  Benefits and administrative
    expenses paid                                  -              -              -              -              -         (1,366)
  Plan merger                                      -              -              -              -              -        (10,087)
                                       -------------- -------------- -------------- -------------- -------------- --------------
    Fair value of plan assets at
      end of year                       $          -  $           -  $           -  $           -  $           -   $          -
                                       ============== ============== ============== ============== ============== ==============

Funded status:
  Unamortized prior service cost        $          7  $           -  $          (6) $           -  $           -   $          -
  Unrecognized net (gain)/loss                 8,516  $       6,892  $       4,726  $           -  $           -   $          -
  Prepaid assets/(accrued liabilities)       (13,922) $     (13,958) $     (13,882) $           -  $           -   $          -
  Intangible asset                                 7  $           -  $           -  $           -  $           -   $          -

Projected benefit obligation
  for non-vested employees              $          -  $           -  $           5  $           -  $           -   $          -

Accumulated benefit obligation
  for non-vested employees              $          -  $           -  $           5  $           -   $          -   $          -

Accumulated benefit obligation
  for vested employees                  $     22,384  $      20,850  $      18,601  $           -   $          -   $          -


Components of net periodic benefit cost:
  Service cost                          $        36   $          10  $          11  $           -   $          -   $        319
  Interest cost                               1,143           1,210          1,128              -              -            634
  Expected return on plan assets                  -               -              -              -              -           (512)
  Amount of recognized losses                   570             641            343              -              -              -
  Amount of prior service cost                   (6)             (6)            (6)             -              -           (126)
    recognized
  Plan curtailment                                -               -           (117)             -              -              -
                                       -------------- -------------- -------------- -------------- -------------- --------------
  Total net periodic benefit cost       $     1,743   $       1,855  $       1,359  $           -   $          -   $        315
                                       ============== ============== ============== ============== ============== ==============

Weighted average assumptions:
  Discount rate for benefit obligation         4.85%           5.75%          6.00%           N/A            N/A            N/A
  Discount rate for net periodic
    benefit cost                               5.75%           6.00%          6.25%           N/A            N/A           6.25%
  Expected compensation increase for
    benefit obligation                         4.00%           4.00%          4.00%           N/A            N/A            N/A
  Expected compensation increase for
    net periodic benefit cost                  4.00%           4.00%          4.00%           N/A            N/A           4.00%

                                       41

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

Information for pension and other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:

                                                          Pension                              Other Postretirement
                                                          Benefits                                    Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------

  Projected benefit obligation         $      22,445  $      20,850  $      18,601            N/A            N/A            N/A
  Accumulated benefit obligation       $      22,384  $      20,850  $      18,601            N/A            N/A            N/A

Future expected pension benefit payments are as follows:

                    Year             Amount
                 ----------       ------------
                    2012          $     1,744
                    2013                1,743
                    2014                1,724
                    2015                1,710
                    2016                1,684
                2017 - 2021             8,305

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2011 and 2010 was $8,462 and $6,893, respectively, which reduced surplus. The change in the minimum liability adjustment resulted in a change in surplus of $(1,569), $(2,173) and $625 during 2011, 2010 and 2009, respectively.

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

Employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of the Company became employees of ALIC. Beginning in 2011, contributions under the defined contribution plan were made by ALIC. Prior to 2011, matching contributions under the defined contribution plan were made by the Company and ranged from 0.5% to 3.0% of the participant's compensation. In addition, prior to 2011, for eligible employees who were not Ameritas Pension Plan participants, the Company made a contribution of 6.0% of the participant's compensation for those hired before January 1, 2006 and 5.0% for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $0, $2,397 and $3,058 for 2011, 2010 and 2009, respectively.

The defined contribution plans' assets include investments in deposit administration contracts which include underlying investments in separate accounts of ALIC and Union Central. The carrying value of the assets invested in the defined contribution plans invested in these separate accounts was approximately $378,742 and $382,008 at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, $99,206 and $100,512 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. Effective January 1, 2011, employees of Union Central, Acacia and Ameritas New York became employees of ALIC ("One Company Employment"). As part of this, $26,056 of deferred compensation liabilities was transferred from Union Central to ALIC in early 2011. The Company's method of accounting for the costs of the postretirement benefit plans other than pensions is the accrual method.

As a result of One Company Employment, the liability for paid time off of $842 was transferred to ALIC in early 2011.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - DIVIDEND RESTRICTIONS AND SURPLUS
------------------------------------------

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each is as follows as of December 31:

                                               2011        2010        2009
                                            ----------- ----------- -----------
  Unrealized gains (losses) on investments  $     546   $   7,957   $  (6,230)
  Nonadmitted asset values                   (126,501)   (175,069)   (173,421)
  Asset valuation reserve                     (27,212)    (15,908)     (7,672)

Dividend payments by the Company cannot exceed the greater of 10% of surplus as of the preceding year-end, or the statutory net gain from operations for the previous calendar year, without approval from the Department. Based on this limitation, the Company would be able to pay $64,696 in dividends without prior approval in 2012.

On November 1, 1996, Union Central issued $50,000 of 8.20% Surplus Notes ("Notes"). These Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2011, 2010 and 2009. The carrying amount of the Notes totaling $49,871, $49,862 and $49,854 at December 31, 2011, 2010 and 2009, respectively, (face value of $50,000 less unamortized discount of $129, $138 and $146 in 2011, 2010 and 2009, respectively) was recorded in capital and surplus.

On May 15, 2008, Union Central issued a $25,000 6.61% fixed to floating rate surplus note to ALIC as part of an intercompany surplus note agreement. On September 30, 2009, the Note was cancelled and reclassified as a capital contribution. There was no impact on surplus as a result of this transaction. Prior to cancellation of the Note, interest totaling $1,239 was paid in 2009 in accordance with Department regulations.

NOTE 7 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

At December 31, 2011 and 2010, respectively, the Company had outstanding agreements to fund mortgages totaling $14,182 and $5,750 in 2012 and 2011, respectively. In addition at December 31, 2011 and 2010, respectively, the Company has committed to invest $2,227 and $1,482 in 2012 and 2011 in equity-type limited partnerships in subsequent years, $0 and $20,250 in 2012 and 2011 in private placements, $117 and $0 in 2012 and 2011 in real estate and $3,504 and $0 in 2012 and 2011 in bridge loans. These transactions are in the normal course of operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

In 2000, the Company commenced the development of a 123-acre business park ("the Park"), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800 of municipal bonds. The municipal bonds will be paid off through tax increment financing ("TIF"). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds. The maximum potential exposure to the Company is $1,965.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - COMMITMENTS AND CONTINGENCIES, (continued)
---------------------------------------------------

There were no claims (per claim or claimant) where amounts were paid to settle related extra contractual obligations or bad faith claims resulting from lawsuits during 2011 and 2010.

Guaranty Fund Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2011, 2010 and 2009, the charge to operations related to these assessments was not significant. The estimated liability of $3,604 and $2,587 at December 31, 2011 and 2010, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in "Other liabilities" in the Balance Sheets - Statutory Basis. At December 31, 2011 and 2010, the Company had a receivable of $1,548 and $1,728, respectively, for amounts recoverable against premium taxes which is included in "Other admitted assets" in the Balance Sheets - Statutory Basis.

Preoperating Research and Development Costs
Preoperating research and development costs associated with product and systems development were charged to expense and totaled $342, $11,149 and $10,766 in 2011, 2010 and 2009, respectively. Preoperating research and development costs are included in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

Lease Guarantees
The Company guarantees leases for the benefit of certain branch office agents. The guarantees vary in length of time per the terms of each lease contract. An evaluation is periodically made by the Company as to the status of each guarantee to determine the probability of nonperformance under the lease agreements, which would trigger the guarantee. The total maximum exposure to the Company under these guarantees is $825 and $2,924 at December 31, 2011 and 2010, respectively. The Company estimates that the probability of loss under these guarantees is remote, except for a loss contingency liability of $0 and $815 that was established at December 31, 2011 and 2010, respectively.

NOTE 8 - LEASES
---------------

Leases
The Company leased office space for various field agency offices with lease terms of varying duration from 1 to 3 years. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $854, $1,342 and $2,552 in 2011, 2010 and 2009, respectively. The Company leased equipment through a series of arrangements in 2011, 2010 and 2009. Rental expense under these leases totaled $194, $175 and $175 in 2011, 2010 and 2009, respectively.

At December 31, 2011, the future minimum lease payments for all non-cancelable operating leases were as follows:

                    Year             Amount
                 ----------       ------------
                    2012          $       693
                    2013                  769
                    2014                  218
                    2015                    -
                    2016                    -
                 After 2016                 -
                                  ------------
                    Total         $     1,680
                                  ============

NOTE 9 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS
---------------------------------------------------------------

The Company has a third-party administrator, Tax Favored Benefits ("TFB"), for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business. TFB does not have an exclusive contract and has been granted the authority for underwriting. The amount of direct premiums written by TFB was $38,423, $41,858 and $57,809 for the years ended December 31, 2011, 2010 and 2009, respectively. The total amount of direct premiums written is $75,337, $63,037 and $69,672 for the years ended December 31, 2011, 2010 and 2009, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 10 - OTHER ITEMS
---------------------

Troubled Debt Restructuring
The Company has no long-term bond holdings with restructured terms in 2011 and 2010. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $3,622 and $3,557 at December 31, 2011 and 2010, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

NOTE 11 - SUBSEQUENT EVENT
--------------------------

The Company recaptured the Hannover monthly renewal term reinsurance treaty effective January 1, 2012. As a result of this recapture, the following was recorded in January 2012:

     Recapture settlement (increase in ceded premiums)
     Release of ceded claims and in course of settlement liabilities  $ (14,506)
     Release of ceded reserve liability                                  (7,864)
     Pre-tax impact of recapture                                         (4,833)
                                                                      ----------
     Federal income tax benefit                                         (27,203)
     Net income impact of recapture                                       9,521
                                                                      ----------
                                                                       $(17,682)
                                                                      ==========

     Impact of recapture on surplus                                    $(17,682)
                                                                      ==========

Effective January 1, 2012, Union Central Mortgage Funding, Inc. was dissolved and the assets and liabilities were distributed to the Company. There was no material impact on the Company's financial results as a result of this transaction.

The Company has evaluated events subsequent to December 31, 2011 and through March 29, 2012, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

NOTE 12 - REINSURANCE
---------------------

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $2,000 on any one life or $5 per month disability risk and reinsures the balance.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 12 - REINSURANCE, (continued)
----------------------------------

Reinsurance transactions with other insurance companies are summarized as follows:

                                                                                             Years Ended December 31,
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
  Premium income:
    Assumed (related party of $185, $170 and $583
      in 2011, 2010 and 2009, respectively)                                     $         5,844  $         3,771  $         4,039
    Ceded (related party of $19,500, $18,098 and
      $33,611 in 2011, 2010 and 2009, respectively)                                     197,199          189,413          156,407

  Benefits to Policyholders:
    Assumed (related party of $100, $0 and $0 in
      2011, 2010 and 2009, respectively)                                        $         8,311  $         9,253  $         8,818
    Ceded (related party of $3,503, $3,851 and $463
      in 2011, 2010 and 2009, respectively)                                             104,087          127,437          110,720

  Commission expense allowances:
    Assumed (related party of $0, $0 and $0 in
      2011, 2010 and 2009, respectively)                                        $         1,429  $           359  $           389
    Ceded (related party of $4,379, $4,511 and $3,456
      in 2011, 2010 and 2009, respectively)                                              26,540           30,620           23,938

  Reserves for life, accident and health policies:
    Assumed (related party of $442, $408 and $583
      in 2011, 2010 and 2009, respectively)                                     $        62,701  $        66,749  $        72,686
    Ceded (related party of $50,853, $42,240 and
      $32,365 in 2011, 2010 and 2009, respectively)                                     550,819          509,095          446,546

The Company conducts reinsurance business with Acacia, Ameritas New York, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

Effective June 30, 2009, Union Central entered into a monthly-renewable-term reinsurance transaction with Hannover to reinsure a portion of its universal life, variable universal life, and secondary universal life inforce blocks of business, as well as a portion of the open and closed participating whole life block of business. The transaction was structured where the reinsurer will reimburse the Company for all covered claims beginning in 2009, but the Company did not pay reinsurance premiums until 2010. The agreement resulted in a decrease in a net loss of $35,445 through December 31, 2009. (See Note 11 - Subsequent Event).

Effective November 1, 2009, the Company entered into an agreement to reinsure with Acacia, on a coinsurance basis, its level term inforce policies. As a result of this agreement, surplus increased $27,000 in 2009 as gains from reinsurance of inforce blocks are required to be initially recognized in "Unassigned surplus" on an after tax basis in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The gain will be subsequently recognized in "Commissions and expense allowances on reinsurance ceded" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as income when the earnings on the reinsured block emerge. Profits of $2,288 and $5,829 emerged during 2011 and 2010, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 12 - REINSURANCE, (continued)
----------------------------------

In 2003, the Company reinsured a portion of its group business and the initial gain recognized in surplus in 2003 will be reclassified into income as the earnings of the reinsured block emerge. In addition, the Company charged the IMR through surplus for the unamortized IMR gains or losses on previous sales allocated to the reinsured block and potential IMR gains or losses associated with assets allocated to the block as of the effective dates of the 2003 reinsurance agreements. The IMR gains or losses will be reclassified from surplus into the IMR liability based on the maturity dates of the investments on which the IMR adjustment was calculated coupled with the NAIC amortization tables. For the year ended December 31, 2011, $376 was recognized through income based on the earnings that emerged on the business during the year and $165 was reclassified from unassigned surplus to the IMR liability.

In conjunction with the Company's strategic sales strategy, the Company entered into an agreement effective July 1, 2011 with the Pan-American Life Insurance Company ("Pan-American") to transfer Union Central's Texas Accident and Health block of business to Pan-American through an assumption reinsurance transaction. The State of Nebraska approved this transaction on July 26, 2011 and the state of Texas' approval was received on August 31, 2011. No assets, liabilities or claim reserves were transferred to Pan-American as a result of this agreement. Union Central retains all responsibility and liability for claims incurred prior to the effective date of the transaction (July 1, 2011). Consideration for the transaction is in the form of a separate Quota Share Reinsurance Agreement entered into between Union Central and Pan-American effective July 1, 2011 where Union Central will reinsure a combined block of business from Pan-American and revenues generated under the Quota Share Reinsurance Agreement will be the consideration for the assumption reinsurance transaction.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2011, 2010 or 2009 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 13 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
-------------------------------------------------------------------

Activity in the liability for unpaid accident and health claims and claim adjustment expense (net of reinsurance) is summarized as follows:

                                                                           December 31,
                                                           --------------------------------------------
                                                                2011           2010           2009
                                                           -------------- -------------- --------------
     Balance as of January 1, net of reinsurance
     recoverables of $2,005, $1,543 and $1,646             $     197,533  $     191,071  $     185,847

     Incurred related to:
       Current year                                               42,074         39,729         40,780
       Prior Years                                                  (395)          (604)        (2,397)
                                                           -------------- -------------- --------------
     Total incurred                                               41,679         39,125         38,383
                                                           -------------- -------------- --------------

     Paid related to:
       Current year                                                3,277          3,439          4,938
       Prior Years                                                28,769         29,224         28,221
                                                           -------------- -------------- --------------
     Total paid                                                   32,046         32,663         33,159
                                                           -------------- -------------- --------------

     Balance as of December 31, net of reinsurance
     recoverables of $2,382, $2,005 and $1,543             $     207,166  $     197,533  $     191,071
                                                           ============== ============== ==============

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 13 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES, (continued)
--------------------------------------------------------------------------------

As a result of changes in estimates of insured events in prior years, the provision for claims and claim adjustment expenses decreased by $395, $604 and $2,397 in 2011, 2010 and 2009, respectively. Amounts related to incurred claims associated with prior years resulted from prior year claims being settled for amounts greater than originally estimated.

NOTE 14 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES
---------------------------------------------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any unearned premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

As of December 31, 2011 and 2010, the Company had $4,795,219 and $5,293,488,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Additional reserves for this purpose totaled $13,652 and $15,827 as of December 31, 2011 and 2010, respectively. In addition, as of December 31, 2011 and 2010, the Company had $191,005 and $197,686, respectively, of universal life insurance in force for which the guaranteed maturity premiums are less than the Commissioners Reserve Valuation Method renewal net premiums. Additional reserves for this purpose totaled $5,876 and $6,832, at December 31, 2011 and 2010, respectively.

NOTE 15 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTIC
--------------

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                      December 31, 2011
                                                         --------------------------------------------------------------------------
                                                                              Separate Accounts
                                                                        -----------------------------
                                                            General                        Non-                         Percent
                                                            Account       Guaranteed    Guaranteed        Total         of Total
                                                         -------------- -------------- -------------- -------------- --------------
Subject to discretionary withdrawal (with adjustment):
  With fair value adjustment                             $     132,669  $           -  $           -  $     132,669        3.7%
  At book value less surrender charge                          204,298              -              -        204,298        5.7%
  At fair value                                                      -              -      1,431,637      1,431,637       39.7%
                                                         -------------- -------------- -------------- -------------- --------------
  Total                                                        336,967              -      1,431,637      1,768,604       49.1%

Subject to discretionary withdrawal
  At book value with minimal or no charge or adjustment      1,711,871              -              -      1,711,871       47.4%

Not subject to discretionary withdrawal                        128,090                                      128,090        3.5%
                                                         -------------- -------------- -------------- -------------- --------------

Total annuity reserves and deposit fund liabilities      $   2,176,928  $           -  $   1,431,637  $   3,608,565      100.0%
                                                         ============== ============== ============== ============== ==============

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 15 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTIC,  (continued)
----------------------------

                                                                                      December 31, 2010
                                                         --------------------------------------------------------------------------
                                                                              Separate Accounts
                                                                        -----------------------------
                                                            General                        Non-                         Percent
                                                            Account       Guaranteed    Guaranteed        Total         of Total
                                                         -------------- -------------- -------------- -------------- --------------
Subject to discretionary withdrawal (with adjustment):
  With fair value adjustment                             $     136,478  $           -  $           -  $     136,478        3.6%
  At book value less surrender charge                          255,203              -              -        255,203        6.8%
  At fair value                                                      -              -      1,673,457      1,673,457       44.3%
                                                         -------------- -------------- -------------- -------------- --------------
  Total                                                        391,681              -      1,673,457      2,065,138       54.7%

Subject to discretionary withdrawal (without adjustment):
  At book value with minimal or no charge or adjustment      1,575,556              -              -      1,575,556       41.7%

Not subject to discretionary withdrawal                        134,330              -              -        134,330        3.6%
                                                         -------------- -------------- -------------- -------------- --------------

Total annuity reserves and deposit fund liabilities      $   2,101,567  $           -  $   1,673,457  $   3,775,024      100.0%
                                                         ============== ============== ============== ============== ==============

A reconciliation of total annuity actuarial reserves and deposit fund liabilities follows:

                                                                      December 31,
                                                             -----------------------------
                                                                  2011           2010
                                                             -------------- --------------
  Life & Accident & Health Annual Statement:
    Exhibit 5, Annuities Section, Total (net)                $   2,050,564  $   1,974,565
    Exhibit 5, Supplementary Contracts With Life
      Contingencies Section, Total (net)                             5,780          5,879
    Exhibit 7, Line 14, Column 1                                   120,584        121,123
                                                             -------------- --------------
    Subtotal                                                     2,176,928      2,101,567

  Separate Accounts Annual Statement:
    Exhibit 3, Line 0299999, Column 2                            1,431,637      1,673,457
                                                             -------------- --------------
    Combined Total                                           $   3,608,565  $   3,775,024
                                                             ============== ==============

NOTE 16 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
----------------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:
                                      2011                  2010
                             ------------------------- -------------------------
                                            Net of                    Net of
                                Gross       Loading       Gross       Loading
                             ------------ ------------ ------------ ------------

     Ordinary new business   $     2,832  $       931  $     5,379  $     1,177
     Ordinary renewal             10,475       18,440        6,410       13,319
     Group life                        1            1            -            -
                             ------------ ------------ ------------ ------------
     Total                   $    13,308  $    19,372  $    11,789  $    14,496
                             ============ ============ ============ ============

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - SEPARATE ACCOUNTS
---------------------------

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with guaranteed lifetime withdrawal benefit. The minimum guaranteed benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in Exhibit 5, Life and Annuity reserve sections, of the Company's general account Annual Statement.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2011, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2011 and 2010 the Company's Separate Account Statement included legally insulated assets of $1,576,554 and $1,829,921, respectively.

The Company does not engage in securities lending transactions within the separate account.

Information regarding the separate accounts of the Company is as follows:

                                                                                  Non Guaranteed Separate Accounts
                                                                            --------------------------------------------
                                                                                 2011           2010           2009
                                                                            -------------- -------------- --------------
  For the year ended December 31:
    Premiums, considerations or deposits                                    $     190,997  $     229,861  $     295,870
                                                                            -------------- -------------- --------------
  At December 31:
    Reserves by valuation basis
      For accounts with assets at:
        Fair value                                                          $   1,563,903  $   1,813,121
                                                                            -------------- --------------
    Reserves subject to discretionary withdrawal:
        At fair value                                                       $   1,563,756  $   1,813,121

    Reserves not subject to discretionary withdrawal                        $         147  $           -
                                                                            -------------- --------------

    Total included in "Separate account liabilities" in the Balance Sheets  $   1,563,903  $   1,813,121
                                                                            ============== ==============

                                       50

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - SEPARATE ACCOUNTS, (continued)
----------------------------------------

Following is a reconciliation of net transfers to (from) the Separate Accounts:

                                                                                 Years Ended December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
  Transfer as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statements:
    Transfers to the Separate Accounts                                 $     190,997  $     229,861  $     295,870
    Transfers from the Separate Accounts                                     400,037        449,413        488,219
                                                                       -------------- -------------- --------------
  Net transfers from the Separate Accounts                                  (209,040)      (219,552)      (192,349)

  Reconciling adjustments:
    Other                                                                        (27)            11           (867)
                                                                       -------------- -------------- --------------

  Net transfers from Separate Accounts in the Statements of
    Income and Changes in Capital and Surplus of the Company           $    (209,067) $    (219,541) $    (193,216)
                                                                       ============== ============== ==============

THE UNION CENTRAL LIFE INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 18 - RECONCILIATION OF NAIC SAP TO GAAP
--------------------------------------------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                    Net Income (Loss)
                                                                                 Years Ended December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
       Statutory basis amounts                                         $      67,590  $      (2,065) $    (119,780)
       Add (deduct) adjustments:
         Insurance reserves                                                   23,963         96,636         12,106
         Deferred acquisition costs                                           10,142        (88,224)        18,404
         Deferred income taxes                                               (50,354)        16,920         34,110
         Statutory investment reserves                                            41         (1,943)        24,247
         Income related to investments                                       (14,327)         8,542         99,216
         Earnings of subsidiaries                                                (48)         1,866          1,561
         Postretirement and pension benefit obligations                         (125)          (151)           684
         Financing contracts                                                   4,101          1,310        (30,553)
         Other, net                                                            3,509            455         (1,578)
                                                                       -------------- -------------- --------------

       GAAP basis amounts                                              $      44,492  $      33,346  $      38,417
                                                                       ============== ============== ==============

                                                                                   Capital and Surplus
                                                                                        December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
       Statutory basis amounts                                         $     453,905  $     400,399  $     400,877
       Add (deduct) adjustments:
         Insurance reserves                                                  (80,569)      (115,570)      (212,610)
         Deferred acquisition costs                                          507,849        565,421        721,751
         Deferred income taxes                                              (267,435)      (213,901)      (168,919)
         Statutory investment reserves                                        37,714         26,203         19,689
         Valuation of investments                                            353,474        165,495        (59,173)
         Dividends to policyholders                                            2,429          2,545          2,503
         Statutory non-admitted assets                                       126,501        175,070        173,421
         Postretirement and pension benefit obligations                          (61)             -             (5)
         Surplus notes                                                       (49,487)       (49,862)       (49,854)
         Financing contracts                                                 (28,339)       (22,812)       (30,553)
         Other, net                                                           (5,180)        (1,022)          (587)
                                                                       -------------- -------------- --------------

       GAAP basis amounts                                              $   1,050,801  $     931,966  $     796,540
                                                                       ============== ============== ==============

                                       52

PART C
------
                                OTHER INFORMATION
                                -----------------

Item 24.        Financial Statements and Exhibits

(a)    Financial Statements
       (1) The Financial Statements of the Subaccounts of the Registrant, Carillon Account, are included in Part B, which is incorporated by reference.
       (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, are included in Part B, which is incorporated by reference.

(b)    Exhibits
(1) Resolution of the Board of Directors of The Union Central Life Insurance Company Establishing Carillon Account. (1)
(2)    Custody Agreement. Not applicable.
(3)    (a) Principal Underwriting Agreement. (2)
       (b) Form of Selling Agreement. (3)
(4)    Form of Variable Annuity Contract and Rider. (4)
(5)    Form of Application for Variable Annuity Contract. (4)
(6) (a) Certificate of Incorporation of The Union Central Life Insurance Company. (5)
       (b) Code of Regulations of The Union Central Life Insurance Company. (5)
(7)    Reinsurance Agreements. Not Applicable
(8)    (a) Participation Agreements:
             Alger Portfolios (6)
             American Century Variable Portfolios, Inc. (7)
             Calvert Variable Products, Inc. (8)
             Calvert Variable Series, Inc. (8)
             Columbia Funds (6)
             DWS Scudder (9)
             Fidelity Variable Insurance Products Trust (9)
             Franklin Templeton Variable Insurance Products Trust (9)
             Financial Investors Variable Insurance Trust (8)
             Invesco Variable Insurance Funds (10)
             MFS Variable Insurance Trust (7)
             Neuberger Berman Advisors Management Trust (11)
             Oppenheimer Variable Account Funds (11)
             PIMCO Variable Insurance (12)
             T. Rowe Price Equity Series, Inc. (13)
             Third Avenue Variable Series Trust (14)
             Universal Institutional Funds, Inc. (15)
       (b) Administrative Agreements:
             General Administrative Services Agreement (16)
             Amended and Restated General Administrative Services Agreement (17) Service Agreement. (18)
             Amended and Restated Asset Allocation Investment Advisory
               Agreement. (18)
(9)    Opinion and Consent of Counsel. Filed herein.
(10) Consents of Independent Auditors and Independent Registered Public Accounting Firm. Filed herein.
(11)   Omitted Financial Statements. Not applicable.
(12)   Initial Capital Agreements. Not applicable.
(13)   Powers of Attorney. (19)

Footnotes:
1 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 30 to Registration No. 2-92146, filed on February 27, 2008, EX-99.I.

2 Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 for Carillon Account File No. 2-92146, filed December 4, 2009, Exhibit 3.A, with Amendment incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for Carillon Account File No. 333-118237, filed April 26, 2010, EX-1.
3 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4 Incorporated by reference to Registrant's initial registration statement on Form N-4 for Carillon Account File No. 333-118237, filed August 13, 2004, EX-99 (specimen contract and specimen application).
5 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-116386, filed February 27, 2008, EX-99.F.
6 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 12 to Registration Statement No. 33-94858 filed on May 1, 2003, EX-99.H.8 and H.6.
7 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 33-94858, filed on November 30, 1995,
     Exhibit 1.A (9) (b) and (c).
8 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 for Registration No. 333-142483, filed on April 18, 2011, EX-99.H (8a and 8b).
9 Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 submitted to the SEC on November 12, 2008, EX-99.H.1, H.2., and H.3.
10 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 333-36220, filed July 25, 2000, EX-99.6.
11 Incorporated by reference to Carillon Life Account Form N-6 Post Effective Amendment No. 5 to Registration No. 33-94858, filed on April 26, 2005, EX. 99.H.5 and .6.
12 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on November 12, 2008, EX.99.H.3.
13 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX-99.H.5 and .6.
14 Incorporated by reference to Carillon Life Account Form N-6 Registration Statement No. 333-151914 submitted to the SEC on June 25, 2008, EX-99.H.1 and .2.
15 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX.99.H.5.
16 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.8.
17 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration Statement No. 333-142483, filed on January 20, 2012, EX-99.H8.
18 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913 submitted to the SEC on February 25, 2011, EX.99.I(1) and EX.99.I(2).
19 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 11 to Registration No. 333-118237, filed on December 7, 2009, EX-24.

Item 25.  Directors and Officers

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         ------------------                          --------------------
         JoAnn M. Martin*                            Director, Chair
         Steven J. Valerius**                        Director, President and President, Individual Division
         Dale D. Johnson**                           Director, Senior Vice President and Corporate Actuary
         William W. Lester*                          Director, Executive Vice President & Corporate Treasurer
         Timmy L. Stonehocker*                       Director, Executive Vice President
         Robert C. Barth*                            Senior Vice President and Chief Financial Officer
         J. Thomas Burkhard*                         Senior Vice President, Chief Distribution Officer, Individual
         Nancy A. Dalessio*                          Senior Vice President & Chief Information Officer
         Cheryl L. Heilman*                          Senior Vice President, Individual Operations
         Arnold D. Henkel*                           Senior Vice President, Individual Strategic Alliances
         Robert P. Kocher*                           Senior Vice President, Retirement Income & Business Development
         James Mikus*                                Senior Vice President & Chief Investment Officer
         Lisa A. Mullen**                            Senior Vice President, Individual Financial Operations
         Kevin W. O'Toole**                          Senior Vice President, Individual Division
         Robert-John H. Sands***                     Senior Vice President & Corporate Secretary
         Janet L. Schmidt***                         Senior Vice President, Director of Human Resources
         James D. Schulz*                            Senior Vice President, Retirement Plans
         Paul G. Wesling**                           Senior Vice President, Individual DI Product Management
         Susan K. Wilkinson*                         Senior Vice President, Planning & Risk Management


*     Principal business address:  Ameritas Life Insurance Corp, 5900 "O" Street, Lincoln, Nebraska 68510.
**    Principal business address:  The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240.
***   Principal business address:  Acacia Life Insurance Company, 7315 Wisconsin Avenue, 10th floor, West Tower, Bethesda, MD 20814.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
UNIFI(R) Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                    Acacia Service Corp.(VA)....................................deposit solicitation
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York (NY)......................life insurance company
            BNL Financial Corporation(IA).......................................stock insurance holding company
                Brokers National Life Assurance Company(AR).....................life/health insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Summit Investment Advisors, Inc.(NE)....................................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 27.  Number of Contract owners

     As of March 31, 2012 there were 6,992 qualified contracts and 1,822 non-qualified contracts in the Separate Account.


Item 28.       Indemnification

The Union Central Life Insurance Company's By-laws provide as follows:

    "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

    Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

    In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnity for such expenses which the Court shall deem proper.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Carillon Account, as well as Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life of NY Separate Account VA, and for variable life insurance contracts issued through Carillon Life Account, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, and Ameritas Life of NY Separate Account VUL.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

         Name and Principal        Positions and Offices
         Business Address          With Underwriter
         ----------------          ----------------
         William W. Lester*        Director & Chair
         Salene Hitchcock-Gear*    Director, President & Chief Executive Officer
         Robert C. Barth*          Director
         Kent M. Campbell**        Director
         Timmy L. Stonehocker*     Director
         Billie B. Beavers***      Senior Vice President
         Raymond M. Gilbertson*    Vice President, Corporate Compliance
         Cheryl L. Heilman*        Chief Operating Officer
         Bruce D. Lefler***        Senior Vice President - Public Finance
         Robert-John H. Sands*     Corporate Secretary

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

     (c)  Compensation from the Registrant

----------------------------- --------------------- ----------------- ----------------- -----------------
                                Net Underwriting
                                 Discounts and       Compensation on      Brokerage
   Name of Underwriter(1)        Commissions (2)     Redemptions (3)    Commissions (4)   Compensation (5)
----------------------------- --------------------- ----------------- ----------------- -----------------
Ameritas Investment Corp.          $1,591,723              0                 0               $28,706
----------------------------- --------------------- ----------------- ----------------- -----------------

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.
(2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
(4) = Sales compensation received by AIC for retail sales.
(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Accounts and Records

        Our parent company, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section.


Item 31.  Management Services

        There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32.  Undertakings

        The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code
Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

        The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Account, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 14 to Registration Statement Number 333-118237 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln and the State of Nebraska, on the 20th day of April, 2012.

                                                  CARILLON ACCOUNT
                                                    (Registrant)


                                       THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                     (Depositor)


                                          By:      JoAnn M. Martin (1)
                                            ------------------------------------
                                                   Director, Chair


          As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 20, 2012:

  Signature                              Title
  ---------                              -----
  JoAnn M. Martin (1)                    Director, Chair
  Steven J. Valerius (1)                 Director, President, President, Individual Division
  Dale D. Johnson (1)                    Director, Senior Vice President and Corporate Actuary
  William W. Lester (1)                  Director, Executive Vice President & Corporate Treasurer
  Timmy L. Stonehocker (1)               Director, Executive Vice President
  Robert-John H. Sands (1)               Senior Vice President & Corporate Secretary

  /S/Robert C. Barth                     Senior Vice President and Chief Financial Officer
  --------------------------
  Robert C. Barth

1 Signed by Robert C. Barth, under Power of Attorney executed effective as of March 20, 2012.

                                  Exhibit Index
                                  -------------
Exhibit
-------

       9    Opinion and Consent of Counsel

      10 Consents of Independent Auditors and Independent Registered Public Accounting Firm

      13    Powers of Attorney